Ohio National Fund, Inc.	ON Equity Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 98.1%		Shares	Value
COMMUNICATION SERVICES – 6.7%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	11,563	$13,566,984
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	15,876	2,646,370

			16,213,354

CONSUMER DISCRETIONARY – 6.7%
AutoZone, Inc. (Specialty Retail)	(a)	5,429	5,559,947
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	44,730	2,046,398
General Motors Co. (Automobiles)		77,030	2,857,813
Lennar Corp. Class A (Household Durables)		58,027	2,848,545
Melco Resorts & Entertainment Ltd. – ADR (Hotels, Restaurants & Leisure)		121,201	2,737,931

			16,050,634

CONSUMER STAPLES – 5.1%
Anheuser-Busch InBev SA – ADR (Beverages)		50,012	4,199,508
Conagra Brands, Inc. (Food Products)		75,560	2,096,034
Mondelez International, Inc. Class A (Food Products)		121,754	6,077,960

			12,373,502

ENERGY – 11.6%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		132,929	4,195,239
Encana Corp. (Oil, Gas & Consumable Fuels)		375,415	2,718,004
Halliburton Co. (Energy Equip. & Svs.)		69,549	2,037,786
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		520,373	10,412,664
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		25,414	3,870,044
Plains GP Holdings LP Class A (Oil, Gas & Consumable Fuels)		184,127	4,588,445

			27,822,182

FINANCIALS – 19.1%
American International Group, Inc. (Insurance)		182,114	7,841,829
Brighthouse Financial, Inc. (Insurance)	(a)	78,514	2,849,273
Citigroup, Inc. (Banks)		84,454	5,254,728
Intercontinental Exchange, Inc. (Capital Markets)		72,752	5,539,337
KeyCorp (Banks)		130,400	2,053,800
MetLife, Inc. (Insurance)		77,141	3,283,892
Synchrony Financial (Consumer Finance)		227,723	7,264,364
Voya Financial, Inc. (Diversified Financial Svs.)		72,380	3,616,105
Wells Fargo & Co. (Banks)		167,680	8,102,297

			45,805,625

HEALTH CARE – 15.9%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	77,869	10,526,331
Allergan PLC (Pharmaceuticals)		61,640	9,024,712
Biogen, Inc. (Biotechnology)	(a)	5,974	1,412,134
Bristol-Myers Squibb Co. (Pharmaceuticals)		46,370	2,212,313
Merck & Co., Inc. (Pharmaceuticals)		59,211	4,924,579
Mylan N.V. (Pharmaceuticals)	(a)	190,014	5,384,997
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		35,093	4,694,391

			38,179,457

Common Stocks (Continued)		Shares	Value
INDUSTRIALS – 7.3%
ABB Ltd. – ADR (Electrical Equip.)		63,150	$1,191,641
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		44,462	3,867,749
Delta Air Lines, Inc. (Airlines)		84,759	4,377,802
Fluor Corp. (Construction & Engineering)		74,746	2,750,653
KION Group AG (Machinery)	(b)	29,979	1,568,746
Owens Corning (Building Products)		42,267	1,991,621
Safran SA (Aerospace & Defense)	(b)	13,093	1,794,536

			17,542,748

INFORMATION TECHNOLOGY – 14.4%
International Business Machines Corp. (IT Svs.)		36,433	5,140,696
Microsoft Corp. (Software)		104,087	12,276,021
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		51,137	3,545,840
Oracle Corp. (Software)		197,623	10,614,331
QUALCOMM, Inc. (Semiconductors & Equip.)		52,868	3,015,062

			34,591,950

MATERIALS – 3.6%
Glencore PLC (Metals & Mining)	(b)	463,830	1,922,184
Royal Gold, Inc. (Metals & Mining)		72,709	6,611,429

			8,533,613

REAL ESTATE – 2.7%
American Homes 4 Rent Class A (Equity REIT)		190,076	4,318,527
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		187,405	2,136,417

			6,454,944

UTILITIES – 5.0%
AES Corp. (Ind. Power & Renewable Elec.)		299,187	5,409,301
Exelon Corp. (Electric Utilities)		133,619	6,698,320

			12,107,621

Total Common Stocks (Cost $212,048,604)			$235,675,630

Preferred Securities – 0.8%	Rate	Quantity	Value
CONSUMER DISCRETIONARY – 0.8%
Volkswagen AG (Automobiles)	(b) (c)	12,267	$1,933,953

Total Preferred Securities (Cost $2,085,358)			$1,933,953

Money Market Funds – 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(d)	2,761,607	$2,761,883

Total Money Market Funds (Cost $2,762,153)			$2,761,883

Total Investments – 100.0% (Cost $216,896,115)	(e)		$240,371,466
Liabilities in Excess of Other Assets – (0.0)%			(96,068)

Net Assets – 100.0%			$240,275,398

Ohio National Fund, Inc.	ON Equity Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $7,219,419 or 3.0% of the Portfolio’s net assets.

(c)	Payout is the rate of the company’s ordinary common stock dividend per share + 6 cents per share.
(d)	Rate represents the seven-day yield at March 31, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

2

Ohio National Fund, Inc.	ON Bond Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds – 94.9%		Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES – 5.5%
AT&T, Inc. (Diversified Telecom. Svs.)		QL + 118	06/12/2024	$2,000,000	$ 1,983,970
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	1,000,000	990,154
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	1,000,000	1,011,158
Discovery Communications LLC (Media)		4.375%	06/15/2021	1,000,000	1,028,355
Discovery Communications LLC (Media)		3.950%	03/20/2028	900,000	875,245
Lamar Media Corp. (Media)	(a)	5.750%	02/01/2026	500,000	522,500
Netflix, Inc. (Entertainment)	(a)	5.875%	11/15/2028	3,000,000	3,168,750
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	1,000,000	1,026,250
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	940,251
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,058,944
Walt Disney Co. / The (Entertainment)	(a)	4.500%	02/15/2021	1,250,000	1,292,419

					13,897,996

CONSUMER DISCRETIONARY – 6.2%
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)		3.400%	12/06/2027	2,000,000	1,965,114
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	900,000	940,068
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	1,015,887
Dollar General Corp. (Multiline Retail)		4.125%	05/01/2028	2,000,000	2,051,747
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5.000%	02/15/2026	3,000,000	3,178,302
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	817,444
Hasbro, Inc. (Leisure Products)		3.500%	09/15/2027	2,000,000	1,926,596
Lear Corp. (Auto Components)		3.800%	09/15/2027	3,000,000	2,877,081
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,017,809

					15,790,048

CONSUMER STAPLES – 5.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)	(a)	4.700%	02/01/2036	2,000,000	2,000,789
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)	(a)	4.900%	02/01/2046	1,000,000	1,004,911
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,927,562
B.A.T. Capital Corp. (Tobacco)		4.390%	08/15/2037	3,000,000	2,708,997
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	1,994,205
J.M. Smucker Co. / The (Food Products)		3.375%	12/15/2027	3,000,000	2,940,578
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	902,208
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,285,868

					14,765,118

ENERGY – 11.7%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	1,800,000	1,815,036
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,831,245
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	900,000	884,409
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,024,704
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047	3,000,000	3,276,720
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	911,402
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	1,000,000	1,044,337
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	2,000,000	1,985,447
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,099,567
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	900,000	918,305
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	974,894
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	944,616
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,031,992
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,084,623
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	861,031
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	997,300
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,098,499
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		3.950%	02/01/2028	850,000	803,277
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	900,000	938,993
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	961,265
Transocean Pontus Ltd. (Energy Equip. & Svs.)	(a)	6.125%	08/01/2025	1,181,250	1,196,016
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	1,000,000	1,007,823
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	993,890
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,067,430

					29,752,821

FINANCIALS – 26.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	3,000,000	2,945,642
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,481,505
American Express Co. (Consumer Finance)		QL + 75	08/03/2023	1,000,000	1,000,190
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,289,047
Bank of America Corp. (Banks)		3.875%	08/01/2025	850,000	880,642
Bank of America Corp. (Rate is fixed until 01/23/2025, at which point, the rate becomes QL + 81) (Banks)	(b)	3.366%	01/23/2026	2,000,000	2,002,743
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,028,221
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,707,600
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	909,890
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	1,180,000	1,206,671
Citigroup, Inc. (Banks)		5.375%	08/09/2020	1,100,000	1,138,395

3	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Citigroup, Inc. (Banks)		4.400%	06/10/2025	$2,000,000	$ 2,071,891
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,017,492
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	5,000,000	4,946,266
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	900,000	914,724
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,796,538
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,390,235
Ford Motor Credit Co. LLC (Consumer Finance)		QL + 88	10/12/2021	2,000,000	1,937,728
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	900,000	896,217
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	1,940,772
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	1,000,000	972,685
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,018,506
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	1,982,675
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,039,168
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,810,591
JPMorgan Chase & Co. (Banks)		3.900%	07/15/2025	2,023,000	2,096,764
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,800,000	1,790,636
Lazard Group LLC (Capital Markets)		4.375%	03/11/2029	1,000,000	1,008,650
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,428,108
Morgan Stanley (Capital Markets)		QL + 140	10/24/2023	1,260,000	1,279,592
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,001,823
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,110,992
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,029,099
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	900,000	856,035
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,006,570
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	1,900,000	1,909,115
Teachers Insurance & Annuity Association of America (Insurance)	(a)	4.270%	05/15/2047	900,000	928,980
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	900,000	880,163
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,029,018
Wells Fargo Bank NA (Banks)		3.550%	08/14/2023	2,000,000	2,054,485
Westpac Banking Corp. (Banks)		QL + 57	01/11/2023	1,000,000	997,633
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,785,416

					66,519,113

HEALTH CARE – 3.2%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	850,000	848,140
Bayer U.S. Finance II LLC (Pharmaceuticals)	(a)	4.875%	06/25/2048	2,000,000	1,882,391
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,385,857
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	3,000,000	3,081,800
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	900,000	941,811

					8,139,999

INDUSTRIALS – 6.4%
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	4,000,000	4,006,434
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	989,932
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,147,052
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	989,784
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	3,900,000	3,848,755
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,474,563
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,012,938
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,914,919

					16,384,377

INFORMATION TECHNOLOGY – 1.9%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	900,000	918,784
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	903,830
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	980,357
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	1,026,106
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	895,165

					4,724,242

MATERIALS – 11.6%
Anglo American Capital PLC (Metals & Mining)	(a)	3.750%	04/10/2022	1,000,000	1,002,800
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,019,882
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	875,638
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,900,000	1,860,970
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,021,115
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	2,900,000	2,755,000
Martin Marietta Materials, Inc. (Construction Materials)		3.500%	12/15/2027	4,000,000	3,857,723
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	12/15/2047	1,000,000	879,975
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	2,997,297
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,953,752
Packaging Corp. of America (Containers & Packaging)		2.450%	12/15/2020	2,000,000	1,986,554
Packaging Corp. of America (Containers & Packaging)		3.400%	12/15/2027	2,000,000	1,947,822
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,580,003

4	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
MATERIALS (continued)
Syngenta Finance N.V. (Chemicals)	(a)	4.441%	04/24/2023	$1,000,000	$ 1,020,624
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	1,017,173
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,800,000	2,741,691

					29,518,019

REAL ESTATE – 7.3%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,007,032
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	925,000	931,020
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	1,800,000	1,813,932
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	1,425,000	1,422,723
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	2,000,000	1,974,351
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,544,963
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,398,680
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	971,160
Highwoods Realty LP (Equity REIT)		4.200%	04/15/2029	1,850,000	1,876,321
Hospitality Properties Trust (Equity REIT)		4.250%	02/15/2021	1,000,000	1,007,742
Kilroy Realty LP (Equity REIT)		3.450%	12/15/2024	1,000,000	991,167
SITE Centers Corp. (Equity REIT)		3.625%	02/01/2025	1,721,000	1,690,113
Vornado Realty LP (Equity REIT)		3.500%	01/15/2025	1,000,000	993,373
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,033,042

					18,655,619

UTILITIES – 9.2%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	900,000	907,618
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,467,609
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,889,495
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	963,399
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	900,000	934,842
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,023,526
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	900,000	843,461
Duke Energy Florida LLC (Electric Utilities)		2.100%	12/15/2019	750,000	748,368
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	3,000,000	2,968,307
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,838,995
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	937,586
LG&E & KU Energy LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,027,361
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.800%	01/15/2023	3,000,000	2,979,149
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,463,252
Southern Co. Gas Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,007,530
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	1,012,834
Virginia Electric & Power Co. (Electric Utilities)		3.450%	02/15/2024	1,255,000	1,289,666

					23,302,998

Total Corporate Bonds (Cost $240,838,373)					$241,450,350

Asset-Backed Securities – 2.8%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 2.8%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$2,377,646	$ 2,302,750
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	3,267,388	3,225,892
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,645,833	1,625,539

Total Asset-Backed Securities (Cost $7,294,044)					$ 7,154,181

Sovereign Issues – 1.1%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$3,000,000	$ 2,963,100

Total Sovereign Issues (Cost $2,988,455)					$ 2,963,100

Money Market Funds – 1.9%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(c)			4,823,950	$ 4,824,433

Total Money Market Funds (Cost $4,824,731)					$ 4,824,433

Total Investments – 100.7% (Cost $255,945,603)	(d)				$256,392,064
Liabilities in Excess of Other Assets – (0.7)%					(1,903,450)

Net Assets – 100.0%					$254,488,614

5	(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

QL:	Quarterly U.S. LIBOR Rate, 2.600% at 03/31/2019
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 2.285% at 03/31/2019
USSW5:	USD Swap Semi 30/360 5 Year, 2.285% at 03/31/2019

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2019, the value of these securities totaled $23,999,719, or 9.4% of the Portfolio’s net assets.

(b)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2019.

(c)	Rate represents the seven-day yield at March 31, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

6

Ohio National Fund, Inc.	ON Omni Portfolio
Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 71.8%		Shares	Value
COMMUNICATION SERVICES – 6.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	375	$ 441,334
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	544	638,281
AMC Networks, Inc. Class A (Media)	(a)	2,614	148,371
AT&T, Inc. (Diversified Telecom. Svs.)		4,176	130,959
CBS Corp. Class B (Media)		2,813	133,702
Comcast Corp. Class A (Media)		5,196	207,736
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	4,188	698,098
Interpublic Group of Cos., Inc. / The (Media)		15,664	329,101
Netflix, Inc. (Entertainment)	(a)	432	154,034
Sinclair Broadcast Group, Inc. Class A (Media)		863	33,208
Sirius XM Holdings, Inc. (Media)		12,883	73,047
Twitter, Inc. (Interactive Media & Svs.)	(a)	2,626	86,343
Verizon Communications, Inc. (Diversified Telecom. Svs.)		8,631	510,351
Viacom, Inc. Class B (Entertainment)		3,863	108,434
Walt Disney Co. / The (Entertainment)		2,638	292,897
Yelp, Inc. (Interactive Media & Svs.)	(a)	827	28,531

			4,014,427

CONSUMER DISCRETIONARY – 7.0%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	950	173,328
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	930	1,656,097
Aramark (Hotels, Restaurants & Leisure)		233	6,885
Carnival Corp. (Hotels, Restaurants & Leisure)		4,642	235,442
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,271	275,858
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		1,899	34,087
Garmin Ltd. (Household Durables)		214	18,479
Home Depot, Inc. / The (Specialty Retail)		2,240	429,834
Kohl’s Corp. (Multiline Retail)		1,027	70,627
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		2,262	137,892
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	206	33,757
McDonald’s Corp. (Hotels, Restaurants & Leisure)		89	16,901
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,024	423,071
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		87	9,972
Target Corp. (Multiline Retail)		5,784	464,224
V.F. Corp. (Textiles, Apparel & Luxury Goods)		997	86,649

			4,073,103

CONSUMER STAPLES – 4.9%
Archer-Daniels-Midland Co. (Food Products)		4,434	191,238
Church & Dwight Co., Inc. (Household Products)		1,350	96,161
Costco Wholesale Corp. (Food & Staples Retailing)		1,686	408,248
Estee Lauder Cos., Inc. / The Class A (Personal Products)		387	64,068
Hershey Co. / The (Food Products)		3,363	386,173
J.M. Smucker Co. / The (Food Products)		49	5,709
Lamb Weston Holdings, Inc. (Food Products)		683	51,184
McCormick & Co., Inc. (Food Products)		517	77,876
Monster Beverage Corp. (Beverages)	(a)	588	32,093
Nu Skin Enterprises, Inc. Class A (Personal Products)		1,584	75,810
PepsiCo, Inc. (Beverages)		6,213	761,403
Performance Food Group Co. (Food & Staples Retailing)	(a)	2,244	88,952
Philip Morris International, Inc. (Tobacco)		3,137	277,279
Procter & Gamble Co. / The (Household Products)		3,201	333,064
Tyson Foods, Inc. Class A (Food Products)		76	5,277

			2,854,535

ENERGY – 3.5%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,145	143,034
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		628	16,391
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,138	756,079
ConocoPhillips (Oil, Gas & Consumable Fuels)		4,176	278,706
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3,280	265,024
Halliburton Co. (Energy Equip. & Svs.)		8,156	238,971
Phillips 66 (Oil, Gas & Consumable Fuels)		3,706	352,700

			2,050,905

FINANCIALS – 9.5%
Allstate Corp. / The (Insurance)		1,707	160,765
American Express Co. (Consumer Finance)		3,689	403,208
Athene Holding Ltd. Class A (Insurance)	(a)	4,425	180,540
Bank of America Corp. (Banks)		13,769	379,887

7	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
FINANCIALS (continued)
BB&T Corp. (Banks)		10,289	$ 478,747
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	2,656	533,564
Charles Schwab Corp. / The (Capital Markets)		9,340	399,378
Citizens Financial Group, Inc. (Banks)		13,045	423,963
Discover Financial Services (Consumer Finance)		5,251	373,661
Hartford Financial Services Group, Inc. / The (Insurance)		4,020	199,874
IBERIABANK Corp. (Banks)		88	6,310
JPMorgan Chase & Co. (Banks)		10,191	1,031,635
Lincoln National Corp. (Insurance)		524	30,759
Moelis & Co. Class A (Capital Markets)		995	41,402
Morgan Stanley (Capital Markets)		562	23,716
PNC Financial Services Group, Inc. / The (Banks)		800	98,128
TD Ameritrade Holding Corp. (Capital Markets)		3,347	167,317
Travelers Cos., Inc. / The (Insurance)		2,917	400,096
Unum Group (Insurance)		917	31,022
Wells Fargo & Co. (Banks)		2,907	140,466

			5,504,438

HEALTH CARE – 10.8%
AbbVie, Inc. (Biotechnology)		3,384	272,717
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	151	7,172
AmerisourceBergen Corp. (Health Care Providers & Svs.)		909	72,284
Amgen, Inc. (Biotechnology)		2,315	439,804
Biogen, Inc. (Biotechnology)	(a)	94	22,220
Bristol-Myers Squibb Co. (Pharmaceuticals)		1,401	66,842
Cardinal Health, Inc. (Health Care Providers & Svs.)		1,520	73,188
Celgene Corp. (Biotechnology)	(a)	1,239	116,887
Cerner Corp. (Health Care Technology)	(a)	3,356	191,997
Genomic Health, Inc. (Biotechnology)	(a)	687	48,124
Gilead Sciences, Inc. (Biotechnology)		8,901	578,654
Humana, Inc. (Health Care Providers & Svs.)		469	124,754
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	38	8,497
Johnson & Johnson (Pharmaceuticals)		8,042	1,124,191
McKesson Corp. (Health Care Providers & Svs.)		780	91,307
Medtronic PLC (Health Care Equip. & Supplies)		4,852	441,920
Merck & Co., Inc. (Pharmaceuticals)		10,148	844,009
Pfizer, Inc. (Pharmaceuticals)		873	37,076
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	26	10,676
Stryker Corp. (Health Care Equip. & Supplies)		2,412	476,418
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,438	850,080
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	867	109,988
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	312	57,392
Zoetis, Inc. (Pharmaceuticals)		2,301	231,642

			6,297,839

INDUSTRIALS – 7.4%
3M Co. (Industrial Conglomerates)		1,460	303,359
Allegion PLC (Building Products)		2,727	247,366
Boeing Co. / The (Aerospace & Defense)		911	347,474
Crane Co. (Machinery)		5,274	446,286
Generac Holdings, Inc. (Electrical Equip.)	(a)	437	22,387
General Dynamics Corp. (Aerospace & Defense)		366	61,956
Honeywell International, Inc. (Industrial Conglomerates)		878	139,532
Ingersoll-Rand PLC (Machinery)		375	40,481
Insperity, Inc. (Professional Svs.)		2,703	334,253
Landstar System, Inc. (Road & Rail)		1,318	144,176
Lyft, Inc. Class A (Road & Rail)	(a)	1,763	138,025
PACCAR, Inc. (Machinery)		7,408	504,781
Raytheon Co. (Aerospace & Defense)		2,307	420,059
Republic Services, Inc. (Commercial Svs. & Supplies)		531	42,682
Robert Half International, Inc. (Professional Svs.)		586	38,184
Rockwell Automation, Inc. (Electrical Equip.)		2,787	489,007
Snap-on, Inc. (Machinery)		2,291	358,587
Southwest Airlines Co. (Airlines)		1,686	87,520
Waste Management, Inc. (Commercial Svs. & Supplies)		864	89,778
WESCO International, Inc. (Trading Companies & Distributors)	(a)	662	35,093

			4,290,986

INFORMATION TECHNOLOGY – 15.2%
Adobe, Inc. (Software)	(a)	815	217,189

8	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Amdocs Ltd. (IT Svs.)		1,894	$ 102,484
Apple, Inc. (Tech. Hardware, Storage & Periph.)		7,613	1,446,089
Automatic Data Processing, Inc. (IT Svs.)		2,744	438,327
Broadcom, Inc. (Semiconductors & Equip.)		537	161,481
CDW Corp. (Electronic Equip., Instr. & Comp.)		1,523	146,771
Ciena Corp. (Communications Equip.)	(a)	1,398	52,201
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	1,648	69,331
Cisco Systems, Inc. (Communications Equip.)		10,919	589,517
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	5,966	350,145
Dropbox, Inc. Class A (Software)	(a)	3,151	68,692
Fidelity National Information Services, Inc. (IT Svs.)		1,328	150,197
HP, Inc. (Tech. Hardware, Storage & Periph.)		8,828	171,528
Intel Corp. (Semiconductors & Equip.)		10,839	582,054
International Business Machines Corp. (IT Svs.)		161	22,717
Intuit, Inc. (Software)		865	226,120
LogMeIn, Inc. (Software)		257	20,586
Mastercard, Inc. Class A (IT Svs.)		2,879	677,861
Microsoft Corp. (Software)		9,665	1,139,890
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		1,431	63,479
Oracle Corp. (Software)		3,173	170,422
Paychex, Inc. (IT Svs.)		4,922	394,744
PayPal Holdings, Inc. (IT Svs.)	(a)	706	73,311
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	4,199	91,496
QUALCOMM, Inc. (Semiconductors & Equip.)		936	53,380
Red Hat, Inc. (Software)	(a)	79	14,433
salesforce.com, Inc. (Software)	(a)	4,196	664,521
Tableau Software, Inc. Class A (Software)	(a)	639	81,332
VeriSign, Inc. (IT Svs.)	(a)	1,236	224,408
Visa, Inc. (IT Svs.)		1,425	222,571
Xilinx, Inc. (Semiconductors & Equip.)		1,526	193,482

			8,880,759

MATERIALS – 2.0%
Air Products & Chemicals, Inc. (Chemicals)		2,041	389,749
Ecolab, Inc. (Chemicals)		1,909	337,015
Steel Dynamics, Inc. (Metals & Mining)		1,694	59,748
Vulcan Materials Co. (Construction Materials)		585	69,264
Westrock Co. (Containers & Packaging)		8,714	334,182

			1,189,958

REAL ESTATE – 2.6%
Equity LifeStyle Properties, Inc. (Equity REIT)		3,966	453,314
First Industrial Realty Trust, Inc. (Equity REIT)		3,884	137,338
Outfront Media, Inc. (Equity REIT)		5,949	139,206
Park Hotels & Resorts, Inc. (Equity REIT)		8,847	274,965
Prologis, Inc. (Equity REIT)		3,439	247,436
RLJ Lodging Trust (Equity REIT)		2,221	39,023
Simon Property Group, Inc. (Equity REIT)		1,080	196,787

			1,488,069

UTILITIES – 2.0%
American Water Works Co., Inc. (Water Utilities)		115	11,990
Atmos Energy Corp. (Gas Utilities)		692	71,228
Avista Corp. (Multi-Utilities)		1,134	46,063
CMS Energy Corp. (Multi-Utilities)		1,219	67,703
Evergy, Inc. (Electric Utilities)		1,353	78,542
IDACORP, Inc. (Electric Utilities)		3,878	386,016
Pinnacle West Capital Corp. (Electric Utilities)		1,830	174,911
Xcel Energy, Inc. (Electric Utilities)		6,109	343,387

			1,179,840

Total Common Stocks (Cost $39,935,683)			$41,824,859

Corporate Bonds – 24.2%	Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES – 1.4%
AT&T, Inc. (Diversified Telecom. Svs.)	3.400%	05/15/2025	$ 150,000	$ 148,523
Discovery Communications LLC (Media)	3.950%	03/20/2028	100,000	97,249
Time Warner Cable LLC (Media)	6.550%	05/01/2037	150,000	165,927
Verizon Communications, Inc. (Diversified Telecom. Svs.)	4.500%	08/10/2033	150,000	158,842

9	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES (continued)
Viacom, Inc. (Entertainment)		4.250%	09/01/2023	$ 150,000	$ 156,008
Walt Disney Co. / The (Entertainment)	(b)	4.500%	02/15/2021	100,000	103,393

					829,942

CONSUMER DISCRETIONARY – 1.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	100,000	104,452
Aptiv PLC (Auto Components)		4.350%	03/15/2029	150,000	152,383
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	200,000	199,253
General Motors Co. (Automobiles)		5.000%	04/01/2035	100,000	90,827
Lear Corp. (Auto Components)		5.250%	01/15/2025	222,000	230,885

					777,800

CONSUMER STAPLES – 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)	(b)	4.700%	02/01/2036	100,000	100,040
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	100,245
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	100,874

					301,159

ENERGY – 3.6%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	200,000	201,671
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	100,000	98,268
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047	100,000	109,224
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	101,267
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	150,000	156,651
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	99,988
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	100,000	102,034
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	108,321
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	104,957
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	77,399
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	151,947
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	3.800%	04/01/2028	150,000	148,647
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.000%	07/13/2027	150,000	150,422
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		3.950%	02/01/2028	150,000	141,755
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	100,000	104,332
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	109,000	109,853
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	106,743

					2,073,479

FINANCIALS – 8.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	150,000	147,282
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	77,974
American Express Co. (Consumer Finance)		3.000%	10/30/2024	150,000	149,451
American International Group, Inc. (Insurance)		3.875%	01/15/2035	150,000	137,343
Bank of America Corp. (Banks)		3.875%	08/01/2025	150,000	155,407
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	193,400
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	200,000	199,953
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	101,099
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	102,260
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	103,595
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	100,616
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	200,000	197,851
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	100,000	101,636
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	199,615
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	100,000	99,302
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	99,580
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	150,000	151,388
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	201,177
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	101,447
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	200,000	198,959
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	102,008
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	100,182
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	100,000	101,455
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	200,000	211,212
PNC Bank N.A. (Banks)		3.250%	06/01/2025	195,000	197,493
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	95,115
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	150,000	148,571
S&P Global, Inc. (Capital Markets)		4.000%	06/15/2025	150,000	157,941
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	150,000	150,985

10	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	$ 150,000	$ 150,720
Teachers Insurance & Annuity Association of America (Insurance)	(b)	4.270%	05/15/2047	100,000	103,220
Volkswagen Group of America Finance LLC (Consumer Finance)	(b)	4.625%	11/13/2025	200,000	207,064
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	76,441
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	100,000	97,796
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	198,379

					4,917,917

HEALTH CARE – 1.2%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	150,000	149,672
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	153,984
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	150,000	154,090
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	150,000	160,833
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	100,000	104,646

					723,225

INDUSTRIALS – 1.5%
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	109,992
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	150,000	161,029
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	98,978
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	100,000	98,686
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	105,326
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	101,294
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	200,000	212,769

					888,074

INFORMATION TECHNOLOGY – 1.4%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	98,246
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	100,000	102,087
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	159,499
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	108,929
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	114,012
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	107,457
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	100,000	99,463

					789,693

MATERIALS – 1.6%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	97,293
CF Industries, Inc. (Chemicals)	(b)	4.500%	12/01/2026	150,000	151,978
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	97,946
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	100,000	95,000
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	200,000	199,820
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	100,000	102,829
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	200,000	195,835

					940,701

REAL ESTATE – 1.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	150,000	151,055
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	75,000	75,488
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	200,000	201,548
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	75,000	74,880
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	102,997
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	99,906
Highwoods Realty LP (Equity REIT)		4.200%	04/15/2029	150,000	152,134

					858,008

UTILITIES – 1.7%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	100,000	100,847
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	104,829
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	100,000	99,447
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	100,000	107,044
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	100,000	103,871
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	100,000	93,718
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	204,333
Fortis, Inc. (Electric Utilities)		3.055%	10/04/2026	100,000	95,726
Jersey Central Power & Light Co. (Electric Utilities)	(b)	4.300%	01/15/2026	100,000	104,176

					1,013,991

Total Corporate Bonds (Cost $13,877,587)					$14,113,989

11	(continued)

Ohio National Fund, Inc.	ON Omni Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

U.S. Treasury Obligations – 1.8%		Rate	Maturity	Face Amount	Value

U.S. Treasury Note		2.125%	05/15/2025	$1,050,000	$1,039,541

Total U.S. Treasury Obligations (Cost $1,027,385)					$1,039,541

Asset-Backed Securities – 0.6%		Rate	Maturity	Face Amount	Value

INDUSTRIALS – 0.6%
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	$ 136,141	$134,412
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	182,870	180,616

Total Asset-Backed Securities (Cost $319,040)					$315,028

Money Market Funds – 2.2%				Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(d)			1,266,704	$1,266,830

Total Money Market Funds (Cost $1,266,843)					$1,266,830

Total Investments – 100.6% (Cost $56,426,538)	(e)				$58,560,247
Liabilities in Excess of Other Assets – (0.6)%	(f)				(330,515)

Net Assets – 100.0%					$58,229,732

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 2.285% at 03/31/2019
USSW5:	USD Swap Semi 30/360 5 Year, 2.285% at 03/31/2019
Footnotes:
(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2019, the value of these securities totaled $1,220,144, or 2.1% of the Portfolio’s net assets.

(c)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2019.

(d)	Rate represents the seven-day yield at March 31, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $18,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	3	June 21, 2019	$427,994	$425,670	$(2,324)	$3,277

The accompanying notes are an integral part of these financial statements.

12

Ohio National Fund, Inc.	ON Capital Appreciation Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 95.7%		Shares	Value

COMMUNICATION SERVICES – 8.9%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,158	$2,532,003
Comcast Corp. Class A (Media)		35,743	1,429,005
Inmarsat PLC (Diversified Telecom. Svs.)	(b)	129,228	935,075
Liberty Global PLC Class C (Media)	(a)	67,403	1,631,827
Spotify Technology SA (Entertainment)	(a)	7,177	996,167
Viacom, Inc. Class B (Entertainment)		46,857	1,315,276

			8,839,353

CONSUMER DISCRETIONARY – 10.8%
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		71,019	1,274,791
Houghton Mifflin Harcourt Co. (Diversified Consumer Svs.)	(a)	131,675	957,277
International Game Technology PLC (Hotels, Restaurants & Leisure)		107,271	1,393,450
Laureate Education, Inc. Class A (Diversified Consumer Svs.)	(a)	98,157	1,469,410
MGM Resorts International (Hotels, Restaurants & Leisure)		52,555	1,348,561
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a)	131,731	1,005,108
Qurate Retail, Inc. (Internet & Direct Marketing Retail)	(a)	49,550	791,809
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	42,256	1,088,515
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		40,150	1,304,474

			10,633,395

CONSUMER STAPLES – 5.1%
Mondelez International, Inc. Class A (Food Products)		38,190	1,906,445
Philip Morris International, Inc. (Tobacco)		16,725	1,478,322
Walmart, Inc. (Food & Staples Retailing)		17,526	1,709,311

			5,094,078

ENERGY – 7.2%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		22,479	1,022,345
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		15,382	1,706,787
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		57,761	1,428,429
Royal Dutch Shell PLC Class A – ADR (Oil, Gas & Consumable Fuels)		12,977	812,230
TechnipFMC PLC (Energy Equip. & Svs.)		50,746	1,193,546
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		11,589	983,095

			7,146,432

FINANCIALS – 12.3%
Brighthouse Financial, Inc. (Insurance)	(a)	19,913	722,643
Chubb Ltd. (Insurance)		9,050	1,267,724
Citigroup, Inc. (Banks)		27,931	1,737,867
Goldman Sachs Group, Inc. / The (Capital Markets)		8,760	1,681,832
MetLife, Inc. (Insurance)		35,345	1,504,636
Moelis & Co. Class A (Capital Markets)		36,144	1,503,952
Morgan Stanley (Capital Markets)		31,095	1,312,209
Pinnacle Financial Partners, Inc. (Banks)		18,249	998,220
Wells Fargo & Co. (Banks)		29,774	1,438,680

			12,167,763

HEALTH CARE – 11.9%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	12,765	1,725,573
Allergan PLC (Pharmaceuticals)		11,076	1,621,637
AstraZeneca PLC – ADR (Pharmaceuticals)		35,379	1,430,373
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	14,166	1,258,366
Bristol-Myers Squibb Co. (Pharmaceuticals)		27,458	1,310,021

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Celgene Corp. (Biotechnology)	(a)	11,330	$1,068,872
Cigna Corp. (Health Care Providers & Svs.)		7,980	1,283,343
Merck & Co., Inc. (Pharmaceuticals)		16,369	1,361,410
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,922	722,494

			11,782,089

INDUSTRIALS – 13.7%
Airbus SE (Aerospace & Defense)	(b)	7,498	993,757
Arcosa, Inc. (Construction & Engineering)		13,186	402,832
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	31,512	1,013,426
Boeing Co. / The (Aerospace & Defense)		3,138	1,196,896
Delta Air Lines, Inc. (Airlines)		27,404	1,415,417
Emerson Electric Co. (Electrical Equip.)		21,873	1,497,644
GrafTech International Ltd. (Electrical Equip.)		45,683	584,286
Nielsen Holdings PLC (Professional Svs.)		62,969	1,490,476
Trinity Industries, Inc. (Machinery)		71,186	1,546,872
Union Pacific Corp. (Road & Rail)		10,866	1,816,795
United Technologies Corp. (Aerospace & Defense)		12,143	1,565,111

			13,523,512

INFORMATION TECHNOLOGY – 18.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4,670	887,066
BlackBerry Ltd. (Software)	(a)	135,054	1,362,695
FireEye, Inc. (Software)	(a)	43,315	727,259
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		21,047	1,001,416
Lam Research Corp. (Semiconductors & Equip.)		4,068	728,213
Microsoft Corp. (Software)		19,650	2,317,521
Nokia OYJ – ADR (Communications Equip.)		167,048	955,515
NVIDIA Corp. (Semiconductors & Equip.)		6,023	1,081,490
PTC, Inc. (Software)	(a)	6,906	636,595
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	43,660	951,351
QUALCOMM, Inc. (Semiconductors & Equip.)		30,984	1,767,018
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	9,393	759,518
Teradata Corp. (Software)	(a)	36,112	1,576,289
Verint Systems, Inc. (Software)	(a)	31,987	1,914,742
Verra Mobility Corp. (IT Svs.)	(a)	92,897	1,105,474

			17,772,162

MATERIALS – 6.5%
DowDuPont, Inc. (Chemicals)		25,568	1,363,030
Graphic Packaging Holding Co. (Containers & Packaging)		108,683	1,372,666
Lundin Mining Corp. (Metals & Mining)		221,800	1,029,042
Summit Materials, Inc. Class A (Construction Materials)	(a)	74,919	1,188,964
Teck Resources Ltd. (Metals & Mining)		62,220	1,442,260

			6,395,962

REAL ESTATE – 1.3%
CoreCivic, Inc. (Equity REIT)		66,602	1,295,409

Total Common Stocks (Cost $94,640,158)			$94,650,155

Money Market Funds – 5.5%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(c)	5,392,691	$5,393,230

Total Money Market Funds (Cost $5,393,361)			$5,393,230

Total Investments – 101.2% (Cost $100,033,519)	(d)		$100,043,385
Liabilities in Excess of Other Assets – (1.2)%			(1,145,661)

Net Assets – 100.0%			$98,897,724

13	(continued)

Ohio National Fund, Inc.	ON Capital Appreciation Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

        ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,928,832 or 2.0% of the Portfolio’s net assets.

(c)	Rate represents the seven-day yield at March 31, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON International Equity Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 94.2%		Shares	Value

UNITED KINGDOM – 17.0%
Aon PLC (Financials)		78,800	$13,451,160
Compass Group PLC (Consumer Discretionary)	(a)	492,187	11,580,369
Diageo PLC (Consumer Staples)	(a)	149,281	6,108,883
Howden Joinery Group PLC (Industrials)	(a)	664,378	4,203,092
Informa PLC (Communication Services)	(a)	622,614	6,037,504
Prudential PLC (Financials)	(a)	530,590	10,635,925
RELX PLC (Industrials)	(a)	527,596	11,290,170
RSA Insurance Group PLC (Financials)	(a)	663,965	4,393,865
Unilever PLC (Consumer Staples)	(a)	187,298	10,781,358
Weir Group PLC / The (Industrials)	(a)	109,831	2,232,315

			80,714,641

JAPAN – 13.1%
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	373,119	11,882,945
Kao Corp. (Consumer Staples)	(a)	83,910	6,622,735
Makita Corp. (Industrials)	(a)	169,900	5,937,992
Nexon Co. Ltd. (Communication Services)	(a)(b)	473,500	7,446,410
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	101,707	6,738,515
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	78,200	6,580,438
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	218,000	7,634,080
Suzuki Motor Corp. (Consumer Discretionary)	(a)	110,200	4,884,934
Yamaha Corp. (Consumer Discretionary)	(a)	95,400	4,777,009

			62,505,058

FRANCE – 12.2%
Air Liquide SA (Materials)	(a)	54,365	6,918,566
Atos SE (Information Technology)	(a)	47,185	4,555,153
Capgemini SE (Information Technology)	(a)	39,030	4,735,972
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	39,956	4,720,563
Safran SA (Industrials)	(a)	78,259	10,726,237
Sanofi (Health Care)	(a)	101,730	8,995,387
Vinci SA (Industrials)	(a)	83,563	8,130,832
Vivendi SA (Communication Services)	(a)	324,875	9,414,895

			58,197,605

NETHERLANDS – 7.3%
ABN AMRO Group N.V. (Financials)	(a)	216,332	4,877,106
Koninklijke DSM N.V. (Materials)	(a)	56,219	6,132,635
Royal Dutch Shell PLC (Energy)	(a)	506,364	15,912,951
Wolters Kluwer N.V. (Industrials)	(a)	116,387	7,929,352

			34,852,044

SWITZERLAND – 6.0%
Ferguson PLC (Industrials)	(a)	96,447	6,142,809
Julius Baer Group Ltd. (Financials)	(a)	47,735	1,930,984
Novartis AG (Health Care)	(a)	214,174	20,586,287

			28,660,080

CANADA – 5.5%
Canadian National Railway Co. (Industrials)		60,400	5,407,006
National Bank of Canada (Financials)		123,944	5,593,641
Rogers Communications, Inc. Class B (Communication Services)		97,300	5,232,874
Suncor Energy, Inc. (Energy)		309,600	10,033,880

			26,267,401

GERMANY – 4.6%
Fresenius SE & Co. KGaA (Health Care)	(a)	65,041	3,635,266
SAP SE (Information Technology)	(a)	129,994	15,027,894
Vonovia SE (Real Estate)	(a)	65,419	3,394,956

			22,058,116

IRELAND – 3.9%
Medtronic PLC (Health Care)		137,770	12,548,091
Ryanair Holdings PLC – ADR (Industrials)	(b)	83,420	6,251,495

			18,799,586

Common Stocks (Continued)		Shares	Value

SWEDEN – 3.5%
Assa Abloy AB Class B (Industrials)	(a)	480,816	$10,377,122
Epiroc AB Class A (Industrials)	(a)(b)	634,225	6,405,453

			16,782,575

SINGAPORE – 2.7%
DBS Group Holdings Ltd. (Financials)	(a)	480,520	8,969,803
NetLink NBN Trust (Communication Services)	(a)	6,285,700	3,849,896

			12,819,699

BELGIUM – 2.6%
Anheuser-Busch InBev SA (Consumer Staples)	(a)	146,349	12,285,143

FINLAND – 2.6%
Nordea Bank Abp (Financials)	(a)	730,925	5,565,890
Sampo Oyj (Financials)	(a)	147,501	6,685,160

			12,251,050

AUSTRALIA – 2.5%
Amcor Ltd. (Materials)	(a)	461,754	5,052,221
BHP Group PLC (Materials)	(a)	281,305	6,787,031

			11,839,252

NORWAY – 2.4%
Equinor ASA (Energy)	(a)	237,624	5,208,733
Telenor ASA (Communication Services)	(a)	318,024	6,368,095

			11,576,828

CHINA – 1.7%
Ping An Insurance Group Co. of China Ltd. (Financials)	(a)	697,500	7,852,604

SPAIN – 1.6%
Red Electrica Corp. SA (Utilities)	(a)	350,887	7,479,741

DENMARK – 1.5%
Carlsberg A/S Class B (Consumer Staples)	(a)	58,049	7,258,922

INDIA – 1.1%
ICICI Bank Ltd. – ADR (Financials)		437,010	5,008,135

SOUTH KOREA – 1.0%
Samsung Electronics Co. Ltd. (Information Technology)	(a)	115,653	4,561,693

ISRAEL – 0.9%
Bank Leumi Le-Israel BM (Financials)	(a)	658,792	4,316,098

HONG KONG – 0.5%
Techtronic Industries Co. Ltd. (Consumer Discretionary)	(a)	340,500	2,293,147

Total Common Stocks (Cost $453,002,935)			$448,379,418

Preferred Securities – 1.7%	Rate	Quantity	Value

GERMANY – 1.7%
Volkswagen AG (Consumer Discretionary)	(a)(c)	50,796	$8,008,239

Total Preferred Securities (Cost $9,282,737)			$8,008,239

15	(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Money Market Funds – 2.0%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(d)	9,635,742	$9,636,706

Total Money Market Funds (Cost $9,636,855)			$9,636,706

Total Investments – 97.9% (Cost $471,922,527)	(e)		$466,024,363
Other Assets in Excess of Liabilities – 2.1%			10,100,049

Net Assets – 100.0%			$476,124,412

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $392,861,375 or 82.5% of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)	Payout is the rate of the company’s ordinary common stock dividend per share + 6 cents per share.
(d)	Rate represents the seven-day yield at March 31, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Foreign Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 97.1%		Shares	Value

UNITED KINGDOM – 15.1%
BAE Systems PLC (Industrials)	(a)	88,931	$558,999
Barclays PLC (Financials)	(a)	342,998	690,890
BP PLC (Energy)	(a)	253,551	1,841,154
Cobham PLC (Industrials)	(a)(b)	131,748	189,491
HSBC Holdings PLC (Financials)	(a)	122,450	995,010
Johnson Matthey PLC (Materials)	(a)	21,620	886,616
Kingfisher PLC (Consumer Discretionary)	(a)	236,234	724,462
Standard Chartered PLC (Financials)	(a)	199,033	1,534,214
Vodafone Group PLC (Communication Services)	(a)	448,918	818,040

			8,238,876

JAPAN – 11.9%
Astellas Pharma, Inc. (Health Care)	(a)	39,200	589,010
Ezaki Glico Co. Ltd. (Consumer Staples)	(a)	7,500	394,715
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	23,000	579,405
Panasonic Corp. (Consumer Discretionary)	(a)	83,600	720,807
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	14,600	550,861
Sumitomo Metal Mining Co. Ltd. (Materials)	(a)	14,700	435,588
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	14,500	507,771
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	47,100	565,700
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	11,700	550,269
Taiheiyo Cement Corp. (Materials)	(a)	18,200	607,860
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	23,802	974,745

			6,476,731

FRANCE – 11.8%
AXA SA (Financials)	(a)	25,757	647,812
BNP Paribas SA (Financials)	(a)	31,553	1,501,550
Cie de Saint-Gobain (Industrials)	(a)	15,134	548,743
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	4,186	494,551
Sanofi (Health Care)	(a)	14,762	1,305,317
TOTAL SA (Energy)	(a)	23,824	1,325,788
Veolia Environnement SA (Utilities)	(a)	28,380	634,971

			6,458,732

NETHERLANDS – 8.9%
Flow Traders (Financials)	(a)	17,917	494,024
ING Groep N.V. (Financials)	(a)	92,560	1,121,576
NXP Semiconductors N.V. (Information Technology)		9,000	795,510
Royal Dutch Shell PLC (Energy)	(a)	48,426	1,530,532
SBM Offshore N.V. (Energy)	(a)	46,828	892,039

			4,833,681

SOUTH KOREA – 8.7%
Hana Financial Group, Inc. (Financials)	(a)	26,758	859,144
KB Financial Group, Inc. (Financials)	(a)	22,600	836,249
Korea Electric Power Corp. (Utilities)	(a)(b)	11,563	304,120
Lotte Chemical Corp. (Materials)	(a)	2,315	593,932
Samsung Electronics Co. Ltd. (Information Technology)	(a)	54,974	2,168,336

			4,761,781

CHINA – 7.4%
Baidu, Inc. – ADR (Communication Services)	(b)	5,110	842,384
China Life Insurance Co. Ltd. (Financials)	(a)	154,000	415,204
China Telecom Corp. Ltd. (Communication Services)	(a)	2,144,000	1,192,972
NetEase, Inc. – ADR (Communication Services)		2,100	507,045
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	625,800	611,993
Sinopharm Group Co. Ltd. (Health Care)	(a)	112,400	468,638

			4,038,236

Common Stocks (Continued)		Shares	Value

GERMANY – 6.1%
Bayer AG (Health Care)	(a)	12,892	$830,141
E.ON SE (Utilities)	(a)	62,045	690,452
Gerresheimer AG (Health Care)	(a)	5,279	397,364
Merck KGaA (Health Care)	(a)	4,991	569,827
Siemens AG (Industrials)	(a)	2,622	281,976
Telefonica Deutschland Holding AG (Communication Services)	(a)	174,445	548,525

			3,318,285

SWITZERLAND – 5.1%
Landis+Gyr Group AG (Information Technology)	(a)	5,112	323,748
Roche Holding AG (Health Care)	(a)	6,106	1,682,538
UBS Group AG (Financials)	(a)	64,203	779,010

			2,785,296

CANADA – 4.0%
Alamos Gold, Inc. Class A (Materials)		158,400	804,672
Goldcorp, Inc. (Materials)		3,700	42,334
Husky Energy, Inc. (Energy)		48,300	478,898
Wheaton Precious Metals Corp. (Materials)		35,400	842,649

			2,168,553

HONG KONG – 3.4%
China Mobile Ltd. (Communication Services)	(a)	81,500	831,653
CK Hutchison Holdings Ltd. (Industrials)	(a)	99,500	1,046,277

			1,877,930

ITALY – 2.4%
Eni SpA (Energy)	(a)	73,041	1,290,526
DENMARK – 2.1%
AP Moller – Maersk A/S Class B (Industrials)	(a)	464	588,281
Vestas Wind Systems A/S (Industrials)	(a)	6,912	582,586

			1,170,867

ISRAEL – 1.9%
Teva Pharmaceutical Industries Ltd. – ADR (Health Care)	(b)	64,943	1,018,306

IRELAND – 1.8%
Bank of Ireland Group PLC (Financials)	(a)	104,713	624,928
CRH PLC (Materials)	(a)	12,362	383,167

			1,008,095

SINGAPORE – 1.6%
Singapore Telecommunications Ltd. (Communication Services)	(a)	402,900	899,560

TAIWAN – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	(a)	105,000	840,951

UNITED STATES – 1.1%
Oracle Corp. (Information Technology)		10,660	572,549

LUXEMBOURG – 0.9%
SES SA (Communication Services)	(c)	11,127	173,059
Tenaris SA (Energy)	(a)	23,912	336,849

			509,908

THAILAND – 0.9%
Bangkok Bank PCL (Financials)	(a)	21,600	147,189
Kasikornbank PCL – Foreign Shares (Financials)	(a)	16,500	97,891
Kasikornbank PCL – NVDR (Financials)	(a)	44,500	263,239

			508,319

NEW ZEALAND – 0.5%
SKY Network Television Ltd. (Communication Services)	(a)	292,035	256,776

Total Common Stocks (Cost $57,881,880)			$53,033,958

17	(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Money Market Funds – 1.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(d)	801,024	$801,104

Total Money Market Funds (Cost $801,138)			$801,104

Total Investments – 98.6% (Cost $58,683,018)	(e)		$53,835,062
Other Assets in Excess of Liabilities – 1.4%			786,610

Net Assets – 100.0%			$54,621,672

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:      American Depositary Receipts

NVDR:   Non-Voting Depository Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $46,956,552 or 86.0% of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $173,059 or 0.3% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Rate represents the seven-day yield at March 31, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 99.2%		Shares	Value
COMMUNICATION SERVICES – 12.6%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	11,602	$ 13,612,742
Live Nation Entertainment, Inc. (Entertainment)	(a)	45,855	2,913,627
Netflix, Inc. (Entertainment)	(a)	10,921	3,893,992
Walt Disney Co. / The (Entertainment)		34,702	3,852,963

			24,273,324

CONSUMER DISCRETIONARY – 9.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	5,481	9,760,291
Home Depot, Inc. / The (Specialty Retail)		25,362	4,866,714
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		39,868	3,357,284

			17,984,289

FINANCIALS – 9.4%
Intercontinental Exchange, Inc. (Capital Markets)		79,970	6,088,916
Markel Corp. (Insurance)	(a)	4,523	4,505,993
SVB Financial Group (Banks)	(a)	14,407	3,203,541
TD Ameritrade Holding Corp. (Capital Markets)		86,988	4,348,530

			18,146,980

HEALTH CARE – 17.6%
Allergan PLC (Pharmaceuticals)		31,764	4,650,567
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	129,229	4,959,809
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		14,029	4,154,969
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	13,757	2,632,127
Humana, Inc. (Health Care Providers & Svs.)		13,231	3,519,446
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	14,125	3,380,536
Insmed, Inc. (Biotechnology)	(a)	124,576	3,621,425
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	9,852	5,621,354
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	15,339	1,351,366

			33,891,599

INDUSTRIALS – 9.1%
Boeing Co. / The (Aerospace & Defense)		15,512	5,916,587
CoStar Group, Inc. (Professional Svs.)	(a)	5,514	2,571,840

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Harris Corp. (Aerospace & Defense)		35,316	$ 5,640,318
Wabtec Corp. (Machinery)		46,711	3,443,535

			17,572,280

INFORMATION TECHNOLOGY – 33.3%
Adobe, Inc. (Software)	(a)	14,904	3,971,767
Apple, Inc. (Tech. Hardware, Storage & Periph.)		13,628	2,588,638
ASML Holding N.V. (Semiconductors & Equip.)		19,097	3,591,191
Atlassian Corp. PLC Class A (Software)	(a)	19,146	2,151,819
Cognex Corp. (Electronic Equip., Instr. & Comp.)		21,861	1,111,850
Mastercard, Inc. Class A (IT Svs.)		52,995	12,477,673
Microsoft Corp. (Software)		110,038	12,977,882
NVIDIA Corp. (Semiconductors & Equip.)		19,836	3,561,752
Pagseguro Digital Ltd. Class A (IT Svs.)	(a)	69,516	2,075,053
salesforce.com, Inc. (Software)	(a)	54,186	8,581,437
Texas Instruments, Inc. (Semiconductors & Equip.)		55,606	5,898,128
Trade Desk, Inc. / The Class A (Software)	(a)	12,582	2,490,607
WEX, Inc. (IT Svs.)	(a)	14,637	2,810,158

			64,287,955

MATERIALS – 4.4%
Ball Corp. (Containers & Packaging)		65,950	3,815,867
Sherwin-Williams Co. / The (Chemicals)		10,773	4,640,039

			8,455,906

REAL ESTATE – 3.5%
American Tower Corp. (Equity REIT)		34,572	6,812,758

Total Common Stocks (Cost $169,698,412)			$191,425,091

Money Market Funds – 0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b)	1,230,601	$ 1,230,724

Total Money Market Funds (Cost $1,230,740)			$ 1,230,724

Total Investments – 99.8% (Cost $170,929,152)	(c)		$192,655,815
Other Assets in Excess of Liabilities – 0.2%			325,859

Net Assets – 100.0%			$192,981,674

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 97.2%		Shares	Value
COMMUNICATION SERVICES – 0.9%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	7,846	$ 525,368
Manchester United PLC Class A (Entertainment)		50,312	966,997

			1,492,365

CONSUMER DISCRETIONARY – 8.9%
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		9,267	934,021
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		18,241	1,369,899
Farfetch Ltd. Class A (Internet & Direct Marketing Retail)	(a)	35,355	951,403
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	34,098	1,173,653
K12, Inc. (Diversified Consumer Svs.)	(a)	41,438	1,414,279
Lovesac Co. / The (Household Durables)	(a)	40,134	1,116,127
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	24,405	673,578
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	19,618	861,623
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	68,193	3,184,613
Thor Industries, Inc. (Automobiles)		15,128	943,533
Visteon Corp. (Auto Components)	(a)	15,686	1,056,452
Waitr Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	81,142	997,235
Williams-Sonoma, Inc. (Specialty Retail)		15,490	871,622

			15,548,038

CONSUMER STAPLES – 1.5%
Casey’s General Stores, Inc. (Food & Staples Retailing)		5,883	757,554
Hain Celestial Group, Inc. / The (Food Products)	(a)	24,553	567,665
Ontex Group N.V. (Personal Products)	(b)	54,217	1,220,276

			2,545,495

ENERGY – 1.2%
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(a)	84,817	1,017,804
Solaris Oilfield Infrastructure, Inc. Class A (Energy Equip. & Svs.)		67,651	1,112,182

			2,129,986

FINANCIALS – 6.9%
Churchill Capital Corp. Class A (Capital Markets)	(a)	139,362	1,873,025
Kearny Financial Corp. (Thrifts & Mortgage Finance)		63,387	815,791
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	3,800	1,335,928
LPL Financial Holdings, Inc. (Capital Markets)		41,694	2,903,987
MSCI, Inc. (Capital Markets)		7,463	1,483,943
RLI Corp. (Insurance)		22,701	1,628,797
SLM Corp. (Consumer Finance)		102,852	1,019,263
UMB Financial Corp. (Banks)		14,589	934,280

			11,995,014

HEALTH CARE – 21.6%
Acceleron Pharma, Inc. (Biotechnology)	(a)	11,844	551,575
AnaptysBio, Inc. (Biotechnology)	(a)	11,973	874,628
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	57,600	1,316,736
BeiGene Ltd. – ADR (Biotechnology)	(a)	4,837	638,484
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	75,472	614,342
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	15,652	805,608
Bio-Techne Corp. (Life Sciences Tools & Svs.)		9,068	1,800,451
Catalent, Inc. (Pharmaceuticals)	(a)	82,956	3,367,184
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	46,304	950,621
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	12,958	300,755
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	23,810	1,202,167
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	10,103	965,039
FibroGen, Inc. (Biotechnology)	(a)	18,799	1,021,726

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	30,659	$ 1,514,861
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	5,969	1,006,194
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	11,771	870,819
Heron Therapeutics, Inc. (Biotechnology)	(a)	37,273	910,952
Heska Corp. (Health Care Equip. & Supplies)	(a)	8,115	690,749
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,319	1,512,326
Immunomedics, Inc. (Biotechnology)	(a)	28,145	540,666
Insmed, Inc. (Biotechnology)	(a)	54,496	1,584,199
Knight Therapeutics, Inc. (Pharmaceuticals)	(a)	134,695	739,822
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	11,344	1,426,054
Mirati Therapeutics, Inc. (Biotechnology)	(a)	7,819	573,133
Myovant Sciences Ltd. (Biotechnology)	(a)	22,737	542,732
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	105,701	2,162,643
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	12,451	1,096,933
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	39,543	1,182,731
Puma Biotechnology, Inc. (Biotechnology)	(a)	23,322	904,660
RA Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	50,056	170,190
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	26,900	737,329
Senseonics Holdings, Inc. (Health Care Equip. & Supplies)	(a)	82,338	201,728
STERIS PLC (Health Care Equip. & Supplies)		26,184	3,352,338
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	14,909	648,243
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	17,222	669,075

			37,447,693

INDUSTRIALS – 16.4%
AMERCO (Road & Rail)		3,468	1,288,397
Brady Corp. Class A (Commercial Svs. & Supplies)		31,935	1,482,103
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	11,108	890,084
CoStar Group, Inc. (Professional Svs.)	(a)	2,244	1,046,647
CSW Industrials, Inc. (Building Products)	(a)	35,238	2,018,785
EnerSys (Electrical Equip.)		12,916	841,607
Gates Industrial Corp. PLC (Machinery)	(a)	128,210	1,838,531
HEICO Corp. Class A (Aerospace & Defense)		45,611	3,834,061
ITT, Inc. (Machinery)		31,787	1,843,646
Kennametal, Inc. (Machinery)		32,733	1,202,938
Kornit Digital Ltd. (Machinery)	(a)	56,754	1,350,745
Nordson Corp. (Machinery)		13,180	1,746,614
Old Dominion Freight Line, Inc. (Road & Rail)		7,537	1,088,267
Proto Labs, Inc. (Machinery)	(a)	7,494	787,919
Rexnord Corp. (Machinery)	(a)	75,060	1,887,008
Standex International Corp. (Machinery)		25,487	1,870,746
TrueBlue, Inc. (Professional Svs.)	(a)	42,361	1,001,414
WABCO Holdings, Inc. (Machinery)	(a)	11,192	1,475,441
Wabtec Corp. (Machinery)		12,536	924,154

			28,419,107

INFORMATION TECHNOLOGY – 33.7%
Altair Engineering, Inc. Class A (Software)	(a)	27,542	1,013,821
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	68,973	284,859
Belden, Inc. (Electronic Equip., Instr. & Comp.)		35,928	1,929,334
Blackbaud, Inc. (Software)		35,984	2,869,004
Broadridge Financial Solutions, Inc. (IT Svs.)		20,456	2,121,083
Cadence Design Systems, Inc. (Software)	(a)	43,679	2,774,053
ChannelAdvisor Corp. (Software)	(a)	82,866	1,009,308
Cision Ltd. (Software)	(a)	112,814	1,553,449
CTS Corp. (Electronic Equip., Instr. & Comp.)		27,949	820,862
Descartes Systems Group, Inc. / The (Software)	(a)	58,606	2,130,489
Envestnet, Inc. (Software)	(a)	29,694	1,941,691
Euronet Worldwide, Inc. (IT Svs.)	(a)	25,414	3,623,782
Everbridge, Inc. (Software)	(a)	14,338	1,075,493
GTY Govtech, Inc. (Software)	(a)	106,257	935,062
Guidewire Software, Inc. (Software)	(a)	11,890	1,155,232
Instructure, Inc. (Software)	(a)	29,042	1,368,459
j2 Global, Inc. (Software)		31,000	2,684,600
LivePerson, Inc. (Software)	(a)	44,371	1,287,646

20	(continued)

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		17,101	$758,600
Nice Ltd. – ADR (Software)	(a)	28,890	3,539,314
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,335	1,129,875
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	118,384	2,435,159
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,129	1,500,500
Paylocity Holding Corp. (Software)	(a)	20,061	1,789,241
RealPage, Inc. (Software)	(a)	26,230	1,591,899
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	10,708	1,701,287
SailPoint Technologies Holding, Inc. (Software)	(a)	40,963	1,176,457
SS&C Technologies Holdings, Inc. (Software)		69,016	4,395,629
Trade Desk, Inc. / The Class A (Software)	(a)	8,680	1,718,206
Tyler Technologies, Inc. (Software)	(a)	5,985	1,223,334
WEX, Inc. (IT Svs.)	(a)	9,856	1,892,253
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	31,614	1,684,078
Yext, Inc. (Software)	(a)	68,266	1,492,295

			58,606,354

MATERIALS – 4.0%
H.B. Fuller Co. (Chemicals) (Chemicals)		28,924	1,406,863
Neenah, Inc. (Paper & Forest Products)		15,235	980,525
Sensient Technologies Corp. (Chemicals)		39,548	2,680,959
Valvoline, Inc. (Chemicals)		97,370	1,807,187

			6,875,534

REAL ESTATE – 2.1%
Condor Hospitality Trust, Inc. (Equity REIT)		63,404	570,636

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
Easterly Government Properties, Inc. (Equity REIT)		48,095	$866,191
FirstService Corp. (Real Estate Mgmt. & Development)		12,592	1,124,969
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	58,579	1,187,397

			3,749,193

Total Common Stocks (Cost $127,021,779)			$168,808,779

Master Limited Partnerships – 2.1%		Shares	Value
CONSUMER DISCRETIONARY – 1.4%
Cedar Fair LP (Hotels, Restaurants & Leisure)		45,581	$2,398,472

ENERGY – 0.7%
DCP Midstream LP (Oil, Gas & Consumable Fuels)		34,735	1,147,992

Total Master Limited Partnerships (Cost $3,058,892)			$3,546,464

Money Market Funds – 0.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(c)	1,611,385	$1,611,546

Total Money Market Funds (Cost $1,611,672)			$1,611,546

Total Investments – 100.2% (Cost $131,692,343)	(d)		$173,966,789
Liabilities in Excess of Other Assets – (0.2)%			(345,505)

Net Assets – 100.0%			$173,621,284

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,220,276 or 0.7% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Rate represents the seven-day yield at March 31, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 97.0%		Shares	Value

COMMUNICATION SERVICES – 1.3%
Liberty Media Corp. - Liberty Formula One Class C Class C (Entertainment)	(a)	13,446	$471,282
Omnicom Group, Inc. (Media)		12,106	883,617

			1,354,899

CONSUMER DISCRETIONARY – 8.7%
Aramark (Hotels, Restaurants & Leisure)		26,039	769,452
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		4,556	459,199
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		20,316	1,525,732
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	12,871	443,020
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		46,494	1,672,389
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,361	550,767
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	19,985	1,098,376
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	25,748	1,202,432
Visteon Corp. (Auto Components)	(a)	6,952	468,217
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	4,201	623,638
Williams-Sonoma, Inc. (Specialty Retail)		10,093	567,933

			9,381,155

FINANCIALS – 11.5%
Aon PLC (Insurance)		13,678	2,334,835
Cboe Global Markets, Inc. (Capital Markets)		6,804	649,374
Intact Financial Corp. (Insurance)		16,428	1,390,113
LPL Financial Holdings, Inc. (Capital Markets)		30,362	2,114,713
MSCI, Inc. (Capital Markets)		4,029	801,126
SVB Financial Group (Banks)	(a)	2,714	603,485
Synchrony Financial (Consumer Finance)		21,034	670,985
TD Ameritrade Holding Corp. (Capital Markets)		47,419	2,370,476
W.R. Berkley Corp. (Insurance)		18,231	1,544,530

			12,479,637

HEALTH CARE – 14.5%
Alkermes PLC (Biotechnology)	(a)	8,924	325,637
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	54,761	2,101,727
Catalent, Inc. (Pharmaceuticals)	(a)	24,704	1,002,735
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		7,173	2,124,428
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	8,374	268,554
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,617	865,657
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	9,852	1,417,210
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	11,063	974,650
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		24,356	2,346,944
Sage Therapeutics, Inc. (Biotechnology)	(a)	1,807	287,403
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,061	364,841
Teleflex, Inc. (Health Care Equip. & Supplies)		3,032	916,149
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	6,245	885,042
Waters Corp. (Life Sciences Tools & Svs.)	(a)	7,104	1,788,148

			15,669,125

INDUSTRIALS – 19.8%
AMETEK, Inc. (Electrical Equip.)		4,934	409,374
Carlisle Cos., Inc. (Industrial Conglomerates)		11,620	1,424,844
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	11,776	943,611
CoStar Group, Inc. (Professional Svs.)	(a)	4,163	1,941,707
Edenred (Commercial Svs. & Supplies)	(b)	17,690	805,612
Ferguson PLC (Trading Companies & Distributors)	(b)	9,310	592,963
Harris Corp. (Aerospace & Defense)		8,027	1,281,992
HEICO Corp. (Aerospace & Defense)		9,343	886,370

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
HEICO Corp. Class A (Aerospace & Defense)		2,858	$240,244
IHS Markit Ltd. (Professional Svs.)	(a)	18,391	1,000,103
Lyft, Inc. Class A (Road & Rail)	(a)	1,379	107,962
Middleby Corp. / The (Machinery)	(a)	6,314	821,009
Old Dominion Freight Line, Inc. (Road & Rail)		6,286	907,636
Rexnord Corp. (Machinery)	(a)	48,592	1,221,603
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		33,801	1,149,234
Ryanair Holdings PLC – ADR (Airlines)	(a)	9,037	677,233
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	52,858	2,379,667
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	7,523	1,783,026
Verisk Analytics, Inc. (Professional Svs.)		13,542	1,801,086
Wabtec Corp. (Machinery)		14,487	1,067,982

			21,443,258

INFORMATION TECHNOLOGY – 35.4%
Amdocs Ltd. (IT Svs.)		29,517	1,597,165
Atlassian Corp. PLC Class A (Software)	(a)	15,249	1,713,835
Belden, Inc. (Electronic Equip., Instr. & Comp.)		12,290	659,973
Broadridge Financial Solutions, Inc. (IT Svs.)		14,673	1,521,443
Constellation Software, Inc. (Software)		3,146	2,666,102
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		9,274	583,984
Euronet Worldwide, Inc. (IT Svs.)	(a)	4,144	590,893
Fidelity National Information Services, Inc. (IT Svs.)		13,300	1,504,230
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	86,385	863,850
Gartner, Inc. (IT Svs.)	(a)	7,010	1,063,277
Global Payments, Inc. (IT Svs.)		17,223	2,351,284
GoDaddy, Inc. Class A (IT Svs.)	(a)	16,026	1,204,995
Intuit, Inc. (Software)		3,038	794,164
KLA-Tencor Corp. (Semiconductors & Equip.)		16,292	1,945,428
Lam Research Corp. (Semiconductors & Equip.)		7,120	1,274,551
Microchip Technology, Inc. (Semiconductors & Equip.)		29,638	2,458,769
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		38,894	1,725,338
Nice Ltd. – ADR (Software)	(a)	22,334	2,736,138
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	86,854	1,786,587
SS&C Technologies Holdings, Inc. (Software)		40,728	2,593,966
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		24,247	1,957,945
Ultimate Software Group, Inc. / The (Software)	(a)	4,341	1,433,094
WEX, Inc. (IT Svs.)	(a)	12,555	2,410,434
Xilinx, Inc. (Semiconductors & Equip.)		6,834	866,483

			38,303,928

MATERIALS – 1.4%
Sealed Air Corp. (Containers & Packaging)		33,487	1,542,411

REAL ESTATE – 4.4%
Crown Castle International Corp. (Equity REIT)		19,533	2,500,224
Lamar Advertising Co. Class A (Equity REIT)		28,190	2,234,339

			4,734,563

Total Common Stocks (Cost $97,402,892)			$104,908,976

Money Market Funds – 2.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(c)	2,236,923	$2,237,147

Total Money Market Funds (Cost $2,237,175)			$2,237,147

Total Investments – 99.1% (Cost $99,640,067)	(d)		$107,146,123
Other Assets in Excess of Liabilities – 0.9%			947,090

Net Assets – 100.0%			$108,093,213

22	(continued)

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,398,575 or 1.3% of the Portfolio’s net assets.

(c)	Rate represents the seven-day yield at March 31, 2019.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 99.8%		Shares	Value

COMMUNICATION SERVICES – 10.1%
Activision Blizzard, Inc. (Entertainment)		37,718	$1,717,301
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	14,781	17,395,611
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	15,179	17,809,672
AT&T, Inc. (Diversified Telecom. Svs.)		359,709	11,280,474
CBS Corp. Class B (Media)		17,169	816,043
CenturyLink, Inc. (Diversified Telecom. Svs.)		46,955	562,990
Charter Communications, Inc. Class A (Media)	(a)	8,568	2,972,325
Comcast Corp. Class A (Media)		223,023	8,916,460
Discovery, Inc. Class A (Media)	(a)	7,714	208,432
Discovery, Inc. Class C (Media)	(a)	17,839	453,467
DISH Network Corp. Class A (Media)	(a)	11,330	359,048
Electronic Arts, Inc. (Entertainment)	(a)	14,794	1,503,514
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	117,797	19,635,582
Fox Corp. Class A (Media)	(a)	17,414	639,268
Fox Corp. Class B (Media)	(a)	8,026	287,973
Interpublic Group of Cos., Inc. / The (Media)		19,008	399,358
Netflix, Inc. (Entertainment)	(a)	21,559	7,687,077
News Corp. Class A (Media)		19,181	238,612
News Corp. Class B (Media)		5,957	74,403
Omnicom Group, Inc. (Media)		11,046	806,248
Take-Two Interactive Software, Inc. (Entertainment)	(a)	5,588	527,340
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	5,075	261,109
Twitter, Inc. (Interactive Media & Svs.)	(a)	35,972	1,182,759
Verizon Communications, Inc. (Diversified Telecom. Svs.)		204,037	12,064,708
Viacom, Inc. Class B (Entertainment)		17,463	490,186
Walt Disney Co. / The (Entertainment)		86,230	9,574,122

			117,864,082

CONSUMER DISCRETIONARY – 10.1%
Advance Auto Parts, Inc. (Specialty Retail)		3,539	603,506
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	20,375	36,282,781
Aptiv PLC (Auto Components)		12,840	1,020,652
AutoZone, Inc. (Specialty Retail)	(a)	1,232	1,261,716
Best Buy Co., Inc. (Specialty Retail)		11,560	821,454
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	2,223	3,878,935
BorgWarner, Inc. (Auto Components)		10,257	393,971
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	7,537	344,818
CarMax, Inc. (Specialty Retail)	(a)	8,399	586,250
Carnival Corp. (Hotels, Restaurants & Leisure)		19,771	1,002,785
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,202	853,793
D.R. Horton, Inc. (Household Durables)		16,780	694,356
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		6,099	740,846
Dollar General Corp. (Multiline Retail)		12,981	1,548,633
Dollar Tree, Inc. (Multiline Retail)	(a)	11,751	1,234,325
eBay, Inc. (Internet & Direct Marketing Retail)		42,466	1,577,187
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5,773	686,987
Foot Locker, Inc. (Specialty Retail)		5,575	337,845
Ford Motor Co. (Automobiles)		192,957	1,694,162
Gap, Inc. / The (Specialty Retail)		10,548	276,147
Garmin Ltd. (Household Durables)		5,987	516,977
General Motors Co. (Automobiles)		64,727	2,401,372
Genuine Parts Co. (Distributors)		7,207	807,400
H&R Block, Inc. (Diversified Consumer Svs.)		10,150	242,991
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		17,848	319,122
Harley-Davidson, Inc. (Automobiles)		7,879	280,965
Hasbro, Inc. (Leisure Products)		5,717	486,059
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		14,461	1,201,854
Home Depot, Inc. / The (Specialty Retail)		55,775	10,702,665
Kohl’s Corp. (Multiline Retail)		8,154	560,751
L Brands, Inc. (Specialty Retail)		11,276	310,992
Leggett & Platt, Inc. (Household Durables)		6,473	273,290
Lennar Corp. Class A (Household Durables)		14,120	693,151
LKQ Corp. (Distributors)	(a)	15,545	441,167

Common Stocks (Continued)		Shares	Value

CONSUMER DISCRETIONARY (continued)
Lowe’s Cos., Inc. (Specialty Retail)		39,553	$4,329,867
Macy’s, Inc. (Multiline Retail)		15,185	364,896
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		13,921	1,741,378
Mattel, Inc. (Leisure Products)	(a)	17,056	221,728
McDonald’s Corp. (Hotels, Restaurants & Leisure)		37,791	7,176,511
MGM Resorts International (Hotels, Restaurants & Leisure)		25,187	646,298
Mohawk Industries, Inc. (Household Durables)	(a)	3,035	382,865
Newell Brands, Inc. (Household Durables)		19,206	294,620
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		62,157	5,234,241
Nordstrom, Inc. (Multiline Retail)		5,248	232,906
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	10,748	590,710
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	3,870	1,502,721
PulteGroup, Inc. (Household Durables)		12,592	352,072
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,740	456,093
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,604	337,687
Ross Stores, Inc. (Specialty Retail)		18,299	1,703,637
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		8,470	970,831
Starbucks Corp. (Hotels, Restaurants & Leisure)		61,408	4,565,071
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		14,319	465,224
Target Corp. (Multiline Retail)		25,768	2,068,140
Tiffany & Co. (Specialty Retail)		5,357	565,431
TJX Cos., Inc. / The (Specialty Retail)		61,108	3,251,557
Tractor Supply Co. (Specialty Retail)		5,989	585,485
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,782	970,167
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	9,150	193,431
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	9,648	182,058
V.F. Corp. (Textiles, Apparel & Luxury Goods)		16,018	1,392,124
Whirlpool Corp. (Household Durables)		3,142	417,540
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		4,783	570,708
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		15,131	1,510,225

			118,356,127

CONSUMER STAPLES – 7.3%
Altria Group, Inc. (Tobacco)		92,558	5,315,606
Archer-Daniels-Midland Co. (Food Products)		27,657	1,192,846
Brown-Forman Corp. Class B (Beverages)		8,211	433,377
Campbell Soup Co. (Food Products)		9,514	362,769
Church & Dwight Co., Inc. (Household Products)		12,143	864,946
Clorox Co. / The (Household Products)		6,329	1,015,551
Coca-Cola Co. / The (Beverages)		190,003	8,903,541
Colgate-Palmolive Co. (Household Products)		42,549	2,916,308
Conagra Brands, Inc. (Food Products)		23,980	665,205
Constellation Brands, Inc. Class A (Beverages)		8,224	1,441,914
Costco Wholesale Corp. (Food & Staples Retailing)		21,751	5,266,787
Coty, Inc. Class A (Personal Products)		22,257	255,956
Estee Lauder Cos., Inc. / The Class A (Personal Products)		10,777	1,784,132
General Mills, Inc. (Food Products)		29,467	1,524,917
Hershey Co. / The (Food Products)		6,866	788,423
Hormel Foods Corp. (Food Products)		13,463	602,604
J.M. Smucker Co. / The (Food Products)		5,617	654,380
Kellogg Co. (Food Products)		12,397	711,340
Kimberly-Clark Corp. (Household Products)		17,008	2,107,291
Kraft Heinz Co. / The (Food Products)		30,706	1,002,551
Kroger Co. / The (Food & Staples Retailing)		39,393	969,068
Lamb Weston Holdings, Inc. (Food Products)		7,234	542,116
McCormick & Co., Inc. (Food Products)		6,054	911,914
Molson Coors Brewing Co. Class B (Beverages)		9,266	552,717
Mondelez International, Inc. Class A (Food Products)		71,313	3,559,945
Monster Beverage Corp. (Beverages)	(a)	19,311	1,053,994
PepsiCo, Inc. (Beverages)		69,363	8,500,436
Philip Morris International, Inc. (Tobacco)		76,761	6,784,905

24	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)	Shares	Value

CONSUMER STAPLES (continued)
Procter & Gamble Co. / The (Household Products)	123,527	$12,852,984
Sysco Corp. (Food & Staples Retailing)	23,327	1,557,311
Tyson Foods, Inc. Class A (Food Products)	14,580	1,012,289
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	39,599	2,505,429
Walmart, Inc. (Food & Staples Retailing)	70,295	6,855,871

		85,469,423

ENERGY – 5.4%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	24,668	1,121,900
Apache Corp. (Oil, Gas & Consumable Fuels)	18,537	642,492
Baker Hughes, a GE Co. (Energy Equip. & Svs.)	25,351	702,730
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	20,907	545,673
Chevron Corp. (Oil, Gas & Consumable Fuels)	93,824	11,557,240
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	5,010	350,199
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	9,905	1,099,059
ConocoPhillips (Oil, Gas & Consumable Fuels)	56,016	3,738,508
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	21,643	683,053
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	7,630	774,674
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	28,643	2,726,241
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	209,221	16,905,057
Halliburton Co. (Energy Equip. & Svs.)	43,086	1,262,420
Helmerich & Payne, Inc. (Energy Equip. & Svs.)	5,403	300,191
Hess Corp. (Oil, Gas & Consumable Fuels)	12,569	757,031
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	7,758	382,237
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	96,129	1,923,541
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	40,417	675,368
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	33,263	1,990,790
National Oilwell Varco, Inc. (Energy Equip. & Svs.)	18,934	504,402
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	23,879	590,528
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	37,012	2,450,194
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	20,325	1,419,498
Phillips 66 (Oil, Gas & Consumable Fuels)	20,716	1,971,542
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	8,314	1,266,056
Schlumberger Ltd. (Energy Equip. & Svs.)	68,438	2,981,843
TechnipFMC PLC (Energy Equip. & Svs.)	21,009	494,132
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	20,622	1,749,364
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)	59,797	1,717,370

		63,283,333

FINANCIALS – 12.7%
Affiliated Managers Group, Inc. (Capital Markets)	2,571	275,380
Aflac, Inc. (Insurance)	37,052	1,852,600
Allstate Corp. / The (Insurance)	16,393	1,543,893
American Express Co. (Consumer Finance)	34,149	3,732,486
American International Group, Inc. (Insurance)	42,934	1,848,738
Ameriprise Financial, Inc. (Capital Markets)	6,691	857,117
Aon PLC (Insurance)	11,851	2,022,966
Arthur J. Gallagher & Co. (Insurance)	9,089	709,851
Assurant, Inc. (Insurance)	3,047	289,191
Bank of America Corp. (Banks)	443,559	12,237,793
Bank of New York Mellon Corp. / The (Capital Markets)	43,378	2,187,552
BB&T Corp. (Banks)	37,709	1,754,600

Common Stocks (Continued)			Shares	Value

FINANCIALS (continued)
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a	)	96,021	$19,289,659
BlackRock, Inc. (Capital Markets)			6,009	2,568,066
Brighthouse Financial, Inc. (Insurance)	(a	)	5,761	209,067
Capital One Financial Corp. (Consumer Finance)			23,103	1,887,284
Cboe Global Markets, Inc. (Capital Markets)			5,541	528,833
Charles Schwab Corp. / The (Capital Markets)			58,577	2,504,752
Chubb Ltd. (Insurance)			22,634	3,170,571
Cincinnati Financial Corp. (Insurance)			7,482	642,704
Citigroup, Inc. (Banks)			116,117	7,224,800
Citizens Financial Group, Inc. (Banks)			22,733	738,822
CME Group, Inc. (Capital Markets)			17,667	2,907,635
Comerica, Inc. (Banks)			7,851	575,635
Discover Financial Services (Consumer Finance)			16,216	1,153,931
E*TRADE Financial Corp. (Capital Markets)			12,164	564,774
Everest Re Group Ltd. (Insurance)			2,009	433,864
Fifth Third Bancorp (Banks)			38,010	958,612
First Republic Bank/CA (Banks)			8,137	817,443
Franklin Resources, Inc. (Capital Markets)			14,592	483,579
Goldman Sachs Group, Inc. / The (Capital Markets)			16,912	3,246,935
Hartford Financial Services Group, Inc. / The (Insurance)			17,751	882,580
Huntington Bancshares, Inc. (Banks)			51,691	655,442
Intercontinental Exchange, Inc. (Capital Markets)			28,072	2,137,402
Invesco Ltd. (Capital Markets)			19,608	378,630
Jefferies Financial Group, Inc. (Diversified Financial Svs.)			12,986	244,007
JPMorgan Chase & Co. (Banks)			161,680	16,366,866
KeyCorp (Banks)			49,813	784,555
Lincoln National Corp. (Insurance)			10,088	592,166
Loews Corp. (Insurance)			13,526	648,301
M&T Bank Corp. (Banks)			6,840	1,074,017
Marsh & McLennan Cos., Inc. (Insurance)			24,942	2,342,054
MetLife, Inc. (Insurance)			47,269	2,012,241
Moody’s Corp. (Capital Markets)			8,205	1,485,843
Morgan Stanley (Capital Markets)			64,128	2,706,202
MSCI, Inc. (Capital Markets)			4,164	827,970
Nasdaq, Inc. (Capital Markets)			5,718	500,268
Northern Trust Corp. (Capital Markets)			10,785	975,072
People’s United Financial, Inc. (Banks)			19,415	319,183
PNC Financial Services Group, Inc. / The (Banks)			22,399	2,747,461
Principal Financial Group, Inc. (Insurance)			12,781	641,478
Progressive Corp. / The (Insurance)			28,832	2,078,499
Prudential Financial, Inc. (Insurance)			20,196	1,855,608
Raymond James Financial, Inc. (Capital Markets)			6,269	504,090
Regions Financial Corp. (Banks)			50,254	711,094
S&P Global, Inc. (Capital Markets)			12,276	2,584,712
State Street Corp. (Capital Markets)			18,698	1,230,515
SunTrust Banks, Inc. (Banks)			21,888	1,296,864
SVB Financial Group (Banks)	(a	)	2,599	577,914
Synchrony Financial (Consumer Finance)			32,249	1,028,743
T. Rowe Price Group, Inc. (Capital Markets)			11,666	1,168,000
Torchmark Corp. (Insurance)			5,010	410,569
Travelers Cos., Inc. / The (Insurance)			13,006	1,783,903
U.S. Bancorp (Banks)			74,295	3,580,276
Unum Group (Insurance)			10,599	358,564
Wells Fargo & Co. (Banks)			202,183	9,769,482
Willis Towers Watson PLC (Insurance)			6,375	1,119,769
Zions Bancorp N.A. (Banks)			9,195	417,545

				148,017,018

HEALTH CARE – 14.5%
Abbott Laboratories (Health Care Equip. & Supplies)			86,726	6,932,876
AbbVie, Inc. (Biotechnology)			72,839	5,870,095
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a	)	2,226	635,723
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)			15,684	1,260,680
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a	)	11,035	1,491,711
Align Technology, Inc. (Health Care Equip. & Supplies)	(a	)	3,594	1,021,882
Allergan PLC (Pharmaceuticals)			15,439	2,260,424

25	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
AmerisourceBergen Corp. (Health Care Providers & Svs.)		7,713	$613,338
Amgen, Inc. (Biotechnology)		30,728	5,837,705
Anthem, Inc. (Health Care Providers & Svs.)		12,691	3,642,063
Baxter International, Inc. (Health Care Equip. & Supplies)		23,537	1,913,793
Becton Dickinson and Co. (Health Care Equip. & Supplies)		13,286	3,317,913
Biogen, Inc. (Biotechnology)	(a)	9,713	2,295,959
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	68,438	2,626,650
Bristol-Myers Squibb Co. (Pharmaceuticals)		80,621	3,846,428
Cardinal Health, Inc. (Health Care Providers & Svs.)		14,715	708,527
Celgene Corp. (Biotechnology)	(a)	34,682	3,271,900
Centene Corp. (Health Care Providers & Svs.)	(a)	20,402	1,083,346
Cerner Corp. (Health Care Technology)	(a)	16,017	916,333
Cigna Corp. (Health Care Providers & Svs.)		18,767	3,018,109
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,436	721,470
CVS Health Corp. (Health Care Providers & Svs.)		64,049	3,454,163
Danaher Corp. (Health Care Equip. & Supplies)		31,025	4,095,921
DaVita, Inc. (Health Care Providers & Svs.)	(a)	6,245	339,041
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		10,990	544,994
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	10,259	1,962,854
Eli Lilly & Co. (Pharmaceuticals)		42,646	5,533,745
Gilead Sciences, Inc. (Biotechnology)		62,984	4,094,590
HCA Healthcare, Inc. (Health Care Providers & Svs.)		13,187	1,719,321
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	7,477	449,442
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	13,224	640,042
Humana, Inc. (Health Care Providers & Svs.)		6,694	1,780,604
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	4,247	949,629
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	7,259	2,255,299
Incyte Corp. (Biotechnology)	(a)	8,773	754,566
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,653	3,225,489
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,814	1,124,044
Johnson & Johnson (Pharmaceuticals)		131,504	18,382,944
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	4,869	744,860
McKesson Corp. (Health Care Providers & Svs.)		9,472	1,108,792
Medtronic PLC (Health Care Equip. & Supplies)		66,225	6,031,773
Merck & Co., Inc. (Pharmaceuticals)		127,459	10,600,765
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,224	884,952
Mylan N.V. (Pharmaceuticals)	(a)	25,461	721,565
Nektar Therapeutics (Pharmaceuticals)	(a)	8,597	288,859
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		5,472	527,282
Perrigo Co. PLC (Pharmaceuticals)		6,173	297,292
Pfizer, Inc. (Pharmaceuticals)		274,145	11,642,938
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		6,630	596,170
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,870	1,589,099
ResMed, Inc. (Health Care Equip. & Supplies)		7,076	735,692
Stryker Corp. (Health Care Equip. & Supplies)		15,274	3,016,920
Teleflex, Inc. (Health Care Equip. & Supplies)		2,272	686,508
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		19,879	5,441,280
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		47,381	11,715,426
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		4,125	551,801
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,483	635,331
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	12,624	2,322,185
Waters Corp. (Life Sciences Tools & Svs.)	(a)	3,531	888,788
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	2,469	666,013

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		10,095	$1,289,132
Zoetis, Inc. (Pharmaceuticals)		23,641	2,379,939

			169,956,975

INDUSTRIALS – 9.5%
3M Co. (Industrial Conglomerates)		28,432	5,907,601
A.O. Smith Corp. (Building Products)		7,003	373,400
Alaska Air Group, Inc. (Airlines)		6,080	341,210
Allegion PLC (Building Products)		4,665	423,162
American Airlines Group, Inc. (Airlines)		19,736	626,815
AMETEK, Inc. (Electrical Equip.)		11,215	930,509
Arconic, Inc. (Aerospace & Defense)		21,313	407,291
Boeing Co. / The (Aerospace & Defense)		25,946	9,896,323
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		6,758	587,878
Caterpillar, Inc. (Machinery)		28,420	3,850,626
Cintas Corp. (Commercial Svs. & Supplies)		4,181	845,022
Copart, Inc. (Commercial Svs. & Supplies)	(a)	9,916	600,810
CSX Corp. (Road & Rail)		38,262	2,862,763
Cummins, Inc. (Machinery)		7,148	1,128,455
Deere & Co. (Machinery)		15,727	2,513,804
Delta Air Lines, Inc. (Airlines)		30,509	1,575,790
Dover Corp. (Machinery)		7,157	671,327
Eaton Corp. PLC (Electrical Equip.)		20,917	1,685,074
Emerson Electric Co. (Electrical Equip.)		30,349	2,077,996
Equifax, Inc. (Professional Svs.)		5,960	706,260
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,477	643,404
Fastenal Co. (Trading Companies & Distributors)		14,130	908,700
FedEx Corp. (Air Freight & Logistics)		11,859	2,151,341
Flowserve Corp. (Machinery)		6,468	291,966
Fluor Corp. (Construction & Engineering)		6,892	253,626
Fortive Corp. (Machinery)		14,541	1,219,844
Fortune Brands Home & Security, Inc. (Building Products)		6,941	330,461
General Dynamics Corp. (Aerospace & Defense)		13,379	2,264,797
General Electric Co. (Industrial Conglomerates)		429,851	4,294,211
Harris Corp. (Aerospace & Defense)		5,825	930,311
Honeywell International, Inc. (Industrial Conglomerates)		36,002	5,721,438
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		2,051	424,967
IHS Markit Ltd. (Professional Svs.)	(a)	17,947	975,958
Illinois Tool Works, Inc. (Machinery)		14,905	2,139,315
Ingersoll-Rand PLC (Machinery)		11,958	1,290,866
J.B. Hunt Transport Services, Inc. (Road & Rail)		4,296	435,142
Jacobs Engineering Group, Inc. (Construction & Engineering)		5,787	435,125
Johnson Controls International PLC (Building Products)		45,068	1,664,812
Kansas City Southern (Road & Rail)		4,985	578,160
L3 Technologies, Inc. (Aerospace & Defense)		3,916	808,145
Lockheed Martin Corp. (Aerospace & Defense)		12,139	3,643,642
Masco Corp. (Building Products)		14,543	571,685
Nielsen Holdings PLC (Professional Svs.)		17,552	415,456
Norfolk Southern Corp. (Road & Rail)		13,207	2,468,256
Northrop Grumman Corp. (Aerospace & Defense)		8,382	2,259,787
PACCAR, Inc. (Machinery)		17,121	1,166,625
Parker-Hannifin Corp. (Machinery)		6,388	1,096,309
Pentair PLC (Machinery)		7,787	346,599
Quanta Services, Inc. (Construction & Engineering)		6,981	263,463
Raytheon Co. (Aerospace & Defense)		13,937	2,537,649
Republic Services, Inc. (Commercial Svs. & Supplies)		10,640	855,243
Robert Half International, Inc. (Professional Svs.)		5,881	383,206
Rockwell Automation, Inc. (Electrical Equip.)		5,903	1,035,740
Rollins, Inc. (Commercial Svs. & Supplies)		7,277	302,869
Roper Technologies, Inc. (Industrial Conglomerates)		5,116	1,749,519
Snap-on, Inc. (Machinery)		2,747	429,960
Southwest Airlines Co. (Airlines)		24,563	1,275,065

26	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Stanley Black & Decker, Inc. (Machinery)		7,474	$1,017,735
Textron, Inc. (Aerospace & Defense)		11,588	587,048
TransDigm Group, Inc. (Aerospace & Defense)	(a)	2,403	1,090,938
Union Pacific Corp. (Road & Rail)		35,695	5,968,204
United Continental Holdings, Inc. (Airlines)	(a)	11,064	882,686
United Parcel Service, Inc. Class B (Air Freight & Logistics)		34,367	3,840,169
United Rentals, Inc. (Trading Companies & Distributors)	(a)	3,931	449,117
United Technologies Corp. (Aerospace & Defense)		40,026	5,158,951
Verisk Analytics, Inc. (Professional Svs.)		8,074	1,073,842
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,227	670,171
Wabtec Corp. (Machinery)		6,842	504,392
Waste Management, Inc. (Commercial Svs. & Supplies)		19,252	2,000,475
Xylem, Inc. (Machinery)		8,866	700,769

			110,520,275

INFORMATION TECHNOLOGY – 21.2%
Accenture PLC Class A (IT Svs.)		31,477	5,540,581
Adobe, Inc. (Software)	(a)	24,084	6,418,145
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	43,504	1,110,222
Akamai Technologies, Inc. (IT Svs.)	(a)	8,060	577,983
Alliance Data Systems Corp. (IT Svs.)		2,251	393,880
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		14,719	1,390,062
Analog Devices, Inc. (Semiconductors & Equip.)		18,187	1,914,545
ANSYS, Inc. (Software)	(a)	4,136	755,689
Apple, Inc. (Tech. Hardware, Storage & Periph.)		221,196	42,016,180
Applied Materials, Inc. (Semiconductors & Equip.)		46,881	1,859,300
Arista Networks, Inc. (Communications Equip.)	(a)	2,580	811,307
Autodesk, Inc. (Software)	(a)	10,814	1,685,037
Automatic Data Processing, Inc. (IT Svs.)		21,511	3,436,167
Broadcom, Inc. (Semiconductors & Equip.)		19,559	5,881,587
Broadridge Financial Solutions, Inc. (IT Svs.)		5,712	592,277
Cadence Design Systems, Inc. (Software)	(a)	13,845	879,296
Cisco Systems, Inc. (Communications Equip.)		217,369	11,735,752
Citrix Systems, Inc. (Software)		6,180	615,899
Cognizant Technology Solutions Corp. Class A (IT Svs.)		28,398	2,057,435
Corning, Inc. (Electronic Equip., Instr. & Comp.)		38,849	1,285,902
DXC Technology Co. (IT Svs.)		13,247	851,915
F5 Networks, Inc. (Communications Equip.)	(a)	2,935	460,590
Fidelity National Information Services, Inc. (IT Svs.)		15,946	1,803,493
Fiserv, Inc. (IT Svs.)	(a)	19,337	1,707,070
FleetCor Technologies, Inc. (IT Svs.)	(a)	4,240	1,045,542
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		6,690	318,310
Fortinet, Inc. (Software)	(a)	7,162	601,393
Gartner, Inc. (IT Svs.)	(a)	4,430	671,942
Global Payments, Inc. (IT Svs.)		7,782	1,062,399
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		67,992	1,049,117
HP, Inc. (Tech. Hardware, Storage & Periph.)		75,725	1,471,337
Intel Corp. (Semiconductors & Equip.)		222,060	11,924,622
International Business Machines Corp. (IT Svs.)		43,941	6,200,075
Intuit, Inc. (Software)		12,793	3,344,218
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,752	265,919
Jack Henry & Associates, Inc. (IT Svs.)		3,811	528,738
Juniper Networks, Inc. (Communications Equip.)		17,181	454,781
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,271	808,431
KLA-Tencor Corp. (Semiconductors & Equip.)		8,158	974,147
Lam Research Corp. (Semiconductors & Equip.)		7,535	1,348,840
Mastercard, Inc. Class A (IT Svs.)		44,573	10,494,713
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		13,500	717,795
Microchip Technology, Inc. (Semiconductors & Equip.)		11,701	970,715

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	55,357	$2,287,905
Microsoft Corp. (Software)		378,850	44,681,569
Motorola Solutions, Inc. (Communications Equip.)		8,092	1,136,279
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		12,195	845,601
NVIDIA Corp. (Semiconductors & Equip.)		29,924	5,373,153
Oracle Corp. (Software)		125,826	6,758,114
Paychex, Inc. (IT Svs.)		15,780	1,265,556
PayPal Holdings, Inc. (IT Svs.)	(a)	57,932	6,015,659
Qorvo, Inc. (Semiconductors & Equip.)	(a)	6,064	434,971
QUALCOMM, Inc. (Semiconductors & Equip.)		59,765	3,408,398
Red Hat, Inc. (Software)	(a)	8,728	1,594,606
salesforce.com, Inc. (Software)	(a)	37,775	5,982,427
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		12,660	606,287
Skyworks Solutions, Inc. (Semiconductors & Equip.)		8,595	708,916
Symantec Corp. (Software)		31,564	725,656
Synopsys, Inc. (Software)	(a)	7,391	851,074
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		16,732	1,351,109
Texas Instruments, Inc. (Semiconductors & Equip.)		46,342	4,915,496
Total System Services, Inc. (IT Svs.)		8,037	763,595
VeriSign, Inc. (IT Svs.)	(a)	5,202	944,475
Visa, Inc. (IT Svs.)		86,423	13,498,408
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		14,362	690,238
Western Union Co. / The (IT Svs.)		21,530	397,659
Xerox Corp. (Tech. Hardware, Storage & Periph.)		9,870	315,643
Xilinx, Inc. (Semiconductors & Equip.)		12,501	1,585,002

			247,171,144

MATERIALS – 2.6%
Air Products & Chemicals, Inc. (Chemicals)		10,845	2,070,961
Albemarle Corp. (Chemicals)		5,222	428,100
Avery Dennison Corp. (Containers & Packaging)		4,147	468,611
Ball Corp. (Containers & Packaging)		16,509	955,211
Celanese Corp. (Chemicals)		6,325	623,708
CF Industries Holdings, Inc. (Chemicals)		11,006	449,925
DowDuPont, Inc. (Chemicals)		111,338	5,935,429
Eastman Chemical Co. (Chemicals)		6,903	523,800
Ecolab, Inc. (Chemicals)		12,508	2,208,162
FMC Corp. (Chemicals)		6,650	510,853
Freeport-McMoRan, Inc. (Metals & Mining)		71,553	922,318
International Flavors & Fragrances, Inc. (Chemicals)		5,002	644,208
International Paper Co. (Containers & Packaging)		19,763	914,434
Linde PLC (Chemicals)		27,211	4,787,231
LyondellBasell Industries N.V. Class A (Chemicals)		15,028	1,263,554
Martin Marietta Materials, Inc. (Construction Materials)		3,083	620,238
Mosaic Co. / The (Chemicals)		17,511	478,225
Newmont Mining Corp. (Metals & Mining)		26,302	940,823
Nucor Corp. (Metals & Mining)		15,080	879,918
Packaging Corp. of America (Containers & Packaging)		4,666	463,707
PPG Industries, Inc. (Chemicals)		11,648	1,314,710
Sealed Air Corp. (Containers & Packaging)		7,686	354,017
Sherwin-Williams Co. / The (Chemicals)		4,029	1,735,331
Vulcan Materials Co. (Construction Materials)		6,510	770,784
Westrock Co. (Containers & Packaging)		12,610	483,593

			30,747,851

REAL ESTATE – 3.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		5,569	793,917
American Tower Corp. (Equity REIT)		21,784	4,292,755
Apartment Investment & Management Co. Class A (Equity REIT)		7,732	388,842
AvalonBay Communities, Inc. (Equity REIT)		6,843	1,373,595

27	(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
Boston Properties, Inc. (Equity REIT)		7,632	$1,021,772
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	15,425	762,766
Crown Castle International Corp. (Equity REIT)		20,522	2,626,816
Digital Realty Trust, Inc. (Equity REIT)		10,263	1,221,297
Duke Realty Corp. (Equity REIT)		17,754	542,917
Equinix, Inc. (Equity REIT)		4,114	1,864,300
Equity Residential (Equity REIT)		18,274	1,376,398
Essex Property Trust, Inc. (Equity REIT)		3,245	938,584
Extra Space Storage, Inc. (Equity REIT)		6,288	640,810
Federal Realty Investment Trust (Equity REIT)		3,676	506,737
HCP, Inc. (Equity REIT)		23,600	738,680
Host Hotels & Resorts, Inc. (Equity REIT)		36,571	691,192
Iron Mountain, Inc. (Equity REIT)		14,146	501,617
Kimco Realty Corp. (Equity REIT)		20,818	385,133
Macerich Co. / The (Equity REIT)		5,231	226,764
Mid-America Apartment Communities, Inc. (Equity REIT)		5,628	615,309
Prologis, Inc. (Equity REIT)		31,130	2,239,804
Public Storage (Equity REIT)		7,411	1,613,968
Realty Income Corp. (Equity REIT)		15,008	1,103,988
Regency Centers Corp. (Equity REIT)		8,277	558,615
SBA Communications Corp. (Equity REIT)	(a)	5,561	1,110,309
Simon Property Group, Inc. (Equity REIT)		15,258	2,780,160
SL Green Realty Corp. (Equity REIT)		4,136	371,909
UDR, Inc. (Equity REIT)		13,621	619,211
Ventas, Inc. (Equity REIT)		17,591	1,122,482
Vornado Realty Trust (Equity REIT)		8,566	577,691
Welltower, Inc. (Equity REIT)		19,081	1,480,686
Weyerhaeuser Co. (Equity REIT)		36,866	971,050

			36,060,074

UTILITIES – 3.3%
AES Corp. (Ind. Power & Renewable Elec.)		32,707	591,343
Alliant Energy Corp. (Electric Utilities)		11,662	549,630
Ameren Corp. (Multi-Utilities)		12,079	888,410
American Electric Power Co., Inc. (Electric Utilities)		24,358	2,039,982
American Water Works Co., Inc. (Water Utilities)		8,925	930,521

Common Stocks (Continued)		Shares	Value
UTILITIES (continued)
Atmos Energy Corp. (Gas Utilities)		5,773	$594,215
CenterPoint Energy, Inc. (Multi-Utilities)		24,749	759,794
CMS Energy Corp. (Multi-Utilities)		13,996	777,338
Consolidated Edison, Inc. (Multi-Utilities)		15,854	1,344,578
Dominion Energy, Inc. (Multi-Utilities)		39,469	3,025,694
DTE Energy Co. (Multi-Utilities)		8,983	1,120,539
Duke Energy Corp. (Electric Utilities)		35,898	3,230,820
Edison International (Electric Utilities)		16,088	996,169
Entergy Corp. (Electric Utilities)		9,361	895,192
Evergy, Inc. (Electric Utilities)		12,573	729,863
Eversource Energy (Electric Utilities)		15,652	1,110,509
Exelon Corp. (Electric Utilities)		47,885	2,400,475
FirstEnergy Corp. (Electric Utilities)		24,871	1,034,882
NextEra Energy, Inc. (Electric Utilities)		23,612	4,564,672
NiSource, Inc. (Multi-Utilities)		18,395	527,201
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		13,876	589,452
Pinnacle West Capital Corp. (Electric Utilities)		5,539	529,418
PPL Corp. (Electric Utilities)		35,599	1,129,912
Public Service Enterprise Group, Inc. (Multi-Utilities)		24,959	1,482,814
Sempra Energy (Multi-Utilities)		13,532	1,703,138
Southern Co. / The (Electric Utilities)		51,085	2,640,073
WEC Energy Group, Inc. (Multi-Utilities)		15,576	1,231,750
Xcel Energy, Inc. (Electric Utilities)		25,392	1,427,284

			38,845,668

Total Common Stocks (Cost $973,180,478)			$1,166,291,970

Money Market Funds – 0.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b)	4,252,695	$4,253,120

Total Money Market Funds (Cost $4,253,120)			$4,253,120

Total Investments – 100.2% (Cost $977,433,598)	(c)		$1,170,545,090
Liabilities in Excess of Other Assets – (0.2)%	(d)		(2,356,628)

Net Assets – 100.0%			$1,168,188,462

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $228,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	38	June 21, 2019	$5,330,635	$5,391,820	$61,185	$339,951

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Strategic Value Dividend Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 98.1%		Shares	Value
COMMUNICATION SERVICES – 13.6%
AT&T, Inc. (Diversified Telecom. Svs.)		554,173	$ 17,378,865
BCE, Inc. (Diversified Telecom. Svs.)		213,630	9,486,141
Verizon Communications, Inc. (Diversified Telecom. Svs.)		191,001	11,293,889
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		318,268	5,786,112

			43,945,007

CONSUMER STAPLES – 23.0%
Altria Group, Inc. (Tobacco)		166,320	9,551,758
British American Tobacco PLC (Tobacco)	(a)	118,675	4,950,860
Coca-Cola Co. / The (Beverages)		208,750	9,782,025
General Mills, Inc. (Food Products)		95,125	4,922,719
Imperial Brands PLC (Tobacco)	(a)	134,950	4,616,257
Kimberly-Clark Corp. (Household Products)		78,675	9,747,832
PepsiCo, Inc. (Beverages)		65,475	8,023,961
Philip Morris International, Inc. (Tobacco)		189,120	16,716,317
Procter & Gamble Co. / The (Household Products)		58,115	6,046,866

			74,358,595

ENERGY – 15.8%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,881,000	13,658,831
Chevron Corp. (Oil, Gas & Consumable Fuels)		92,955	11,450,197
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		163,950	13,247,160
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		105,225	6,965,895
TOTAL SA (Oil, Gas & Consumable Fuels)	(a)	104,150	5,795,873

			51,117,956

FINANCIALS – 5.6%
Canadian Imperial Bank of Commerce (Banks)		46,675	3,688,315
Invesco Ltd. (Capital Markets)		118,325	2,284,856
KeyCorp (Banks)		160,425	2,526,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	(a)	29,425	6,973,560
PNC Financial Services Group, Inc. / The (Banks)		21,100	2,588,126

			18,061,551

Common Stocks (Continued)		Shares	Value
HEALTH CARE – 7.7%
AbbVie, Inc. (Biotechnology)		177,925	$ 14,338,976
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	509,506	10,585,385

			24,924,361

INDUSTRIALS – 2.5%
United Parcel Service, Inc. Class B (Air Freight & Logistics)		71,700	8,011,758

INFORMATION TECHNOLOGY – 0.5%
Paychex, Inc. (IT Svs.)		22,750	1,824,550

REAL ESTATE – 11.1%
Crown Castle International Corp. (Equity REIT)		77,100	9,868,800
Digital Realty Trust, Inc. (Equity REIT)		33,695	4,009,705
National Retail Properties, Inc. (Equity REIT)		66,200	3,666,818
Omega Healthcare Investors, Inc. (Equity REIT)		94,150	3,591,823
Realty Income Corp. (Equity REIT)		37,075	2,727,237
Ventas, Inc. (Equity REIT)		136,805	8,729,527
Welltower, Inc. (Equity REIT)		41,450	3,216,520

			35,810,430

UTILITIES – 18.3%
American Electric Power Co., Inc. (Electric Utilities)		27,375	2,292,656
Dominion Energy, Inc. (Multi-Utilities)		196,725	15,080,938
Duke Energy Corp. (Electric Utilities)		121,756	10,958,040
National Grid PLC (Multi-Utilities)	(a)	1,041,100	11,556,546
PPL Corp. (Electric Utilities)		250,275	7,943,729
Southern Co. / The (Electric Utilities)		223,860	11,569,085

			59,400,994

Total Common Stocks (Cost $318,034,004)			$317,455,202

Money Market Funds – 1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b)	4,479,160	$ 4,479,608

Total Money Market Funds (Cost $4,479,688)			$ 4,479,608

Total Investments – 99.5% (Cost $322,513,692)	(c)		$321,934,810
Other Assets in Excess of Liabilities – 0.5%			1,455,941

Net Assets – 100.0%			$323,390,751

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:
(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $58,137,312 or 18.0% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

29

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds – 95.8%		Rate	Maturity	Face Amount	Value
COMMUNICATION SERVICES – 18.0%
Acosta, Inc. (Media)	(a)	7.750%	10/01/2022	$1,075,000	$166,733
Altice France SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	1,800,000	1,764,000
Altice France SA (Diversified Telecom. Svs.)	(a)	8.125%	02/01/2027	200,000	202,000
Altice Luxembourg SA (Wireless Telecom. Svs.)	(a)	7.625%	02/15/2025	1,100,000	963,875
AMC Networks, Inc. (Media)		5.000%	04/01/2024	600,000	602,940
AMC Networks, Inc. (Media)		4.750%	08/01/2025	225,000	223,313
CBS Radio, Inc. (Media)	(a)	7.250%	11/01/2024	575,000	572,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	152,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	331,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	2,325,000	2,386,031
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	400,000	415,120
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	642,687
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	281,531
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	175,000	178,719
CSC Holdings LLC (Media)	(a)	5.125%	12/15/2021	525,000	525,656
CSC Holdings LLC (Media)	(a)	5.375%	07/15/2023	375,000	382,031
CSC Holdings LLC (Media)		5.250%	06/01/2024	825,000	837,375
CSC Holdings LLC (Media)	(a)	7.750%	07/15/2025	525,000	563,062
CSC Holdings LLC (Media)	(a)	6.625%	10/15/2025	300,000	318,000
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,123,265
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	589,352
Digicel Group One Ltd. (Wireless Telecom. Svs.)	(a)	8.250%	12/30/2022	102,000	62,220
Digicel Group Two Ltd. (Wireless Telecom. Svs.)	(a)	8.250%	09/30/2022	98,000	32,830
DISH DBS Corp. (Media)		5.875%	11/15/2024	900,000	756,000
DISH DBS Corp. (Media)		7.750%	07/01/2026	825,000	717,750
EMI Music Publishing Group North America Holdings, Inc. (Entertainment)	(a)	7.625%	06/15/2024	525,000	556,500
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	250,625
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	825,000	839,602
iHeartCommunications, Inc. (Acquired 06/09/2011 through 02/05/2014, Cost $669,543) (Media)	(b)	9.000%	03/01/2021	700,000	493,500
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)		5.500%	08/01/2023	500,000	443,750
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	8.500%	10/15/2024	375,000	364,688
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(a)	9.750%	07/15/2025	350,000	355,355
Match Group, Inc. (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	675,000	680,062
Nexstar Broadcasting, Inc. (Media)		5.875%	11/15/2022	350,000	359,188
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	08/01/2024	1,025,000	1,040,375
Rackspace Hosting, Inc. (Interactive Media & Svs.)	(a)	8.625%	11/15/2024	875,000	779,520
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	700,000	706,125
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	400,000	403,000
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	250,000	239,375
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	425,000	429,781
Sirius XM Radio, Inc. (Media)	(a)	6.000%	07/15/2024	200,000	207,250
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	75,000	76,969
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	737,687
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	250,000	250,150
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	825,000	793,031
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	375,000	380,625
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,825,000	1,861,500
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	325,000	329,875
TEGNA, Inc. (Media)		6.375%	10/15/2023	475,000	490,438
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	1,000,000	980,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	325,000	337,188
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	125,000	130,163
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	675,000	691,031
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	346,938
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.375%	04/15/2027	200,000	206,750
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	250,000	247,813
Tribune Media Co. (Media)		5.875%	07/15/2022	750,000	765,469
Unitymedia GmbH (Media)	(a)	6.125%	01/15/2025	775,000	804,372
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.000%	01/15/2025	200,000	204,000
Urban One, Inc. (Media)	(a)	7.375%	04/15/2022	450,000	434,250
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	800,000	826,984
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	600,000	610,500
Virgin Media Secured Finance PLC (Media)	(a)	5.250%	01/15/2026	425,000	427,656
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	600,000	594,000
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	775,000	744,000

					36,210,825

CONSUMER DISCRETIONARY – 10.5%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	1,550,000	1,531,090
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	1,175,000	863,625
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	1,025,000	994,250
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	175,000	180,031
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	175,000	179,200
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	374,063
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	575,000	572,631
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	525,000	543,375
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.000%	08/15/2026	100,000	102,500
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	1,025,000	989,125
Dana Financing Luxembourg SARL (Auto Components)	(a)	6.500%	06/01/2026	875,000	892,500
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	04/01/2025	500,000	506,250

30	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	09/15/2026	$ 200,000	$ 203,000
Gates Global LLC / Gates Global Co. (Auto Components)	(a)	6.000%	07/15/2022	739,000	741,889
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	50,000	49,938
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	375,000	357,563
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	300,000	274,125
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	325,000	320,645
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.125%	05/01/2026	525,000	532,875
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	975,000	926,250
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	350,000	350,991
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	302,813
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	515,812
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	50,000	52,250
MGM Resorts International (Hotels, Restaurants & Leisure)		5.750%	06/15/2025	500,000	518,125
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	1,075,000	1,045,437
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	700,000	694,750
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (Auto Components)	(a)	6.250%	05/15/2026	125,000	127,500
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. (Auto Components)	(a)	8.500%	05/15/2027	775,000	776,937
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	700,000	708,750
Party City Holdings, Inc. (Specialty Retail)	(a)	6.625%	08/01/2026	400,000	398,000
PetSmart, Inc. (Specialty Retail)	(a)	7.125%	03/15/2023	225,000	167,625
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	08/15/2021	825,000	827,062
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	875,000	865,200
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	625,000	651,562
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	725,000	714,125
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2025	525,000	518,766
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	325,000	316,063
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	77,531
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	325,000	329,875

					21,094,099

CONSUMER STAPLES – 3.2%
Albertson’s Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC (Food & Staples Retailing)		6.625%	06/15/2024	875,000	883,750
Albertson’s Cos. LLC / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC (Food & Staples Retailing)		5.750%	03/15/2025	825,000	782,719
B&G Foods, Inc. (Food Products)		5.250%	04/01/2025	1,100,000	1,054,625
Energizer Holdings, Inc. (Household Products)	(a)	5.500%	06/15/2025	125,000	123,906
Energizer Holdings, Inc. (Household Products)	(a)	6.375%	07/15/2026	100,000	102,500
Energizer Holdings, Inc. (Household Products)	(a)	7.750%	01/15/2027	400,000	426,500
First Quality Finance Co., Inc. (Personal Products)	(a)	5.000%	07/01/2025	100,000	97,253
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	06/01/2024	75,000	75,656
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	1,550,000	1,507,375
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	552,063
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	825,000	844,594

					6,450,941

ENERGY – 13.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	28,000	28,770
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	675,000	680,265
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	75,000	76,125
Apergy Corp. (Energy Equip. & Svs.)		6.375%	05/01/2026	100,000	101,250
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	375,000	382,387
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	200,000	192,250
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	321,750
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	539,000	541,695
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	225,000	225,563
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	98,252
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	465,750
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	353,430
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		7.000%	06/30/2024	375,000	423,300
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		5.875%	03/31/2025	350,000	380,625
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.250%	10/01/2025	900,000	920,250
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8.000%	01/15/2025	50,000	51,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8.000%	06/15/2027	1,025,000	1,009,625
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	725,000	701,437
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	875,000	840,000
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	1,250,000	1,262,500
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	250,000	262,500
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)		8.500%	11/01/2021	1,025,000	1,068,562
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	150,000	29,250
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.000%	11/29/2024	550,000	303,875

31	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
ENERGY (continued)
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	$ 250,000	$ 226,910
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	248,875
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	01/15/2026	125,000	110,625
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	08/01/2024	1,075,000	1,109,400
Jagged Peak Energy LLC (Oil, Gas & Consumable Fuels)		5.875%	05/01/2026	350,000	347,043
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	150,000	137,063
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	475,000	423,937
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	873,906
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	625,000	631,250
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.250%	05/01/2026	75,000	71,438
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	01/15/2025	175,000	175,000
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	175,000	172,703
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	475,000	473,812
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	350,000	350,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	375,000	366,563
Precision Drilling Corp. (Energy Equip. & Svs.)		6.500%	12/15/2021	22,997	23,169
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	425,000	436,687
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	250,000	247,891
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	75,000	70,688
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.625%	03/01/2026	400,000	362,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2023	175,000	171,500
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	556,500
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	375,000	336,094
SESI LLC (Energy Equip. & Svs.)		7.750%	09/15/2024	1,000,000	827,500
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	575,000	544,812
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	175,000	161,875
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	100,000	92,464
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	450,000	431,437
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	23,750
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	12/01/2025	550,000	491,040
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	950,000	940,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	350,000	330,313
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	01/15/2023	50,000	50,795
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2026	225,000	222,750
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/15/2028	350,000	347,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	152,691
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	04/15/2026	150,000	158,550
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	700,000	715,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/15/2027	25,000	26,969
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	600,000	590,250
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	125,000	117,500
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	850,000	869,125
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.875%	09/01/2027	100,000	101,625
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/15/2022	150,000	48,000
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2025	400,000	82,000
Weatherford International LLC (Energy Equip. & Svs.)		6.800%	06/15/2037	200,000	113,000
Weatherford International Ltd. (Energy Equip. & Svs.)		8.250%	06/15/2023	200,000	141,500
Weatherford International Ltd. (Energy Equip. & Svs.)		7.000%	03/15/2038	225,000	128,250
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	425,000	427,125
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2026	325,000	318,500

					27,098,911

FINANCIALS – 6.3%
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	8.125%	02/15/2024	100,000	103,616
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	7.000%	11/15/2025	875,000	787,500
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	550,000	585,810
Alpha 2 B.V. (Diversified Financial Svs.)	(a)(c)	8.750%, 9.500% PIK	06/01/2023	325,000	316,063
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	900,000	868,500
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	675,000	675,000
Ardonagh Midco 3 PLC (Insurance)	(a)	8.625%	07/15/2023	800,000	684,000
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	775,000	716,875
Avolon Holdings Funding Ltd. (Diversified Financial Svs.)	(a)	5.500%	01/15/2023	75,000	77,063
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	1,800,000	1,782,000
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	725,000	724,094
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	1,050,000	1,015,875
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	119,688
NFP Corp. (Insurance)	(a)	6.875%	07/15/2025	950,000	907,250
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,075,000	1,077,687
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	375,000	351,094
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	6.250%	05/15/2026	200,000	202,750

32	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	8.250%	11/15/2026	$ 800,000	$785,000
USIS Merger Sub, Inc. (Insurance)	(a)	6.875%	05/01/2025	950,000	922,687

					12,702,552

HEALTH CARE – 16.4%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	750,000	754,687
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	410,000
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	1,050,000	882,000
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	125,000	129,688
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	9.000%	10/01/2025	975,000	1,056,656
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	169,000	169,816
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	225,000	238,050
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	1,875,000	1,856,250
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	204,250
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	525,000	570,308
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	625,000	662,500
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.750%	08/15/2027	175,000	179,375
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	06/01/2026	425,000	443,063
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5.500%	04/01/2026	225,000	233,438
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	525,000	349,125
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	600,000	563,250
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.625%	01/15/2024	50,000	50,063
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	200,000	191,360
Eagle Holding Co. II LLC (Health Care Providers & Svs.)	(a)(c)	7.625%, 8.375% PIK	05/15/2022	50,000	50,438
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	07/15/2023	325,000	250,250
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,225,000	888,125
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	8.750%	10/15/2026	725,000	646,156
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	293,219
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	575,000	608,862
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	954,000
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	650,000	702,000
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	105,250
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	425,000	449,438
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/01/2029	375,000	404,044
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	300,000	306,939
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	1,875,000	1,910,156
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,425,000	1,182,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	400,000	312,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	325,000	328,656
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	1,550,000	1,546,125
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (Health Care Equip. & Supplies)	(a)	6.625%	05/15/2022	1,800,000	1,705,500
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(c)	8.500%, 9.250% PIK	12/01/2022	375,000	369,938
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.375%	12/15/2021	600,000	604,500
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,300,000	1,322,750
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	675,000	700,312
Sotera Health Holdings LLC (Health Care Equip. & Supplies)	(a)	6.500%	05/15/2023	725,000	730,437
Sotera Health Topco, Inc. (Health Care Equip. & Supplies)	(a)(c)	8.125%, 8.875% PIK	11/01/2021	1,175,000	1,160,312
Surgery Center Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.750%	07/01/2025	625,000	565,625
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	1,725,000	1,399,406
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	281,361
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	175,000	173,579
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	275,000	279,125
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	925,000	952,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	650,000	653,282
Tenet Healthcare Corp. (Health Care Providers & Svs.)		7.000%	08/01/2025	50,000	50,625
Vizient, Inc. (Health Care Providers & Svs.)	(a)	10.375%	03/01/2024	975,000	1,059,630
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	5.375%	08/15/2026	225,000	235,406
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	950,000	923,875

					33,050,700

INDUSTRIALS – 8.9%
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.750%	12/15/2023	50,000	51,313
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	975,000	988,406
Colfax Corp. (Machinery)	(a)	6.000%	02/15/2024	150,000	156,188
Colfax Corp. (Machinery)	(a)	6.375%	02/15/2026	125,000	133,046
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	600,000	586,680
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.750%	05/15/2025	750,000	714,375
Hillman Group, Inc. / The (Building Products)	(a)	6.375%	07/15/2022	700,000	626,500
Masonite International Corp. (Building Products)	(a)	5.625%	03/15/2023	175,000	178,938
Masonite International Corp. (Building Products)	(a)	5.750%	09/15/2026	225,000	230,063
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	6.125%	12/01/2022	750,000	772,500
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	4.875%	11/01/2025	450,000	464,625
NCI Building Systems, Inc. (Building Products)	(a)	8.000%	04/15/2026	750,000	673,515
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	125,000	120,469
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	575,000	569,250
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	2,025,000	2,100,937
Resideo Funding, Inc. (Building Products)	(a)	6.125%	11/01/2026	225,000	232,313

33	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
INDUSTRIALS (continued)
Star Merger Sub, Inc. (Professional Svs.)	(a)	6.875%	08/15/2026	$ 225,000	$230,063
Star Merger Sub, Inc. (Professional Svs.)	(a)	10.250%	02/15/2027	825,000	846,656
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,325,000	1,334,937
Tervita Escrow Corp. (Commercial Svs. & Supplies)	(a)	7.625%	12/01/2021	725,000	719,562
Titan Acquisition Ltd. / Titan Co-Borrower LLC (Machinery)	(a)	7.750%	04/15/2026	525,000	452,813
TransDigm U.K. Holdings PLC (Aerospace & Defense)	(a)	6.875%	05/15/2026	200,000	199,000
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	600,000	616,500
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	355,285
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	575,000	596,562
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	841,372
Trident Merger Sub, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	654,500
U.S.G. Corp. (Building Products)	(a)	4.875%	06/01/2027	225,000	227,391
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	100,000	103,375
United Rentals North America, Inc. (Trading Companies & Distributors)		6.500%	12/15/2026	250,000	263,125
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	350,000	353,500
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	525,000	510,667
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	350,000	353,500
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	600,000	607,500

					17,865,426

INFORMATION TECHNOLOGY – 6.0%
Anixter, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.000%	12/01/2025	175,000	183,750
Banff Merger Sub, Inc. (IT Svs.)	(a)	9.750%	09/01/2026	975,000	945,750
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	475,000	499,344
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	750,000	795,283
First Data Corp. (IT Svs.)	(a)	5.000%	01/15/2024	550,000	563,200
First Data Corp. (IT Svs.)	(a)	5.750%	01/15/2024	1,025,000	1,053,956
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	200,000	202,140
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(a)(c)	7.125%, 7.875% PIK	05/01/2021	625,000	626,631
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,200,000	1,216,500
Informatica LLC (Software)	(a)	7.125%	07/15/2023	1,100,000	1,120,625
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	350,000	349,387
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	325,000	324,188
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	231,341
Nuance Communications, Inc. (Software)		6.000%	07/01/2024	125,000	128,399
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	550,000	563,750
Riverbed Technology, Inc. (Communications Equip.)	(a)	8.875%	03/01/2023	450,000	339,750
RP Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,075,000	1,101,875
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	325,000	337,187
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	550,000	555,500
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	600,000	576,750
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4.750%	02/15/2026	350,000	333,812

					12,049,118

MATERIALS – 9.4%
ARD Finance SA (Containers & Packaging)	(c)	7.125%, 7.875% PIK	09/15/2023	1,250,000	1,245,312
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	7.250%	05/15/2024	675,000	711,079
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	400,000	400,000
Berry Global, Inc. (Containers & Packaging)		5.500%	05/15/2022	850,000	862,750
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	75,000	77,250
BWAY Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	297,840
BWAY Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,750,000	1,687,647
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	650,000	620,750
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	625,000	582,812
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	600,000	577,500
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	900,000	841,500
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	450,000	452,160
Element Solutions, Inc. (Chemicals)	(a)	5.875%	12/01/2025	225,000	225,810
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,400,000	1,337,000
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	675,000	651,375
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	800,000	788,488
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	700,000	637,000
Greif, Inc. (Containers & Packaging)	(a)	6.500%	03/01/2027	200,000	204,500
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	850,000	709,750
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	225,000	232,594
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	425,000	435,625
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	625,000	610,937
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	235,665
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	178,063
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	628,500
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	223,313
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	125,000	121,719
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Containers & Packaging)	(a)	7.000%	07/15/2024	900,000	927,112
Standard Industries, Inc. (Construction Materials)	(a)	6.000%	10/15/2025	150,000	157,064
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,200,000	1,161,360
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC (Chemicals)	(a)	8.000%	10/01/2026	700,000	707,000
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	450,000	479,369

					19,008,844

34	(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
UTILITIES – 3.6%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	$ 850,000	$848,937
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	200,000	197,500
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	675,000	671,625
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	150,000	149,250
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	375,000	328,594
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	425,000	370,812
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	375,000	327,188
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	350,000	360,938
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	750,000	825,142
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	250,000	269,063
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	525,000	511,402
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	568,500
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	4.250%	01/31/2023	75,000	74,099
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	6.625%	06/15/2025	150,000	157,125
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	1,125,000	1,085,625
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	234,000
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.625%	02/15/2027	350,000	363,563

					7,343,363

Total Corporate Bonds (Cost $197,910,973)					$192,874,779

Money Market Funds – 3.0%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(d)			5,952,682	$5,953,278

Total Money Market Funds (Cost $5,953,633)					$5,953,278

Total Investments – 98.8% (Cost $203,864,606)	(e)				$198,828,057
Other Assets in Excess of Liabilities – 1.2%					2,495,171

Net Assets – 100.0%					$201,323,228

Percentages are stated as a percent of net assets.

Abbreviations:

PIK:   Payment-in-Kind

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2019, the value of these securities totaled $120,119,826, or 59.7% of the Portfolio’s net assets.

(b)	Represents a security that is in default. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Rate represents the seven-day yield at March 31, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON ClearBridge Small Cap Portfolio
Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 98.0%			Shares	Value

COMMUNICATION SERVICES – 4.1%
Gray Television, Inc. (Media)	(a	)	144,360	$ 3,083,530
ORBCOMM, Inc. (Diversified Telecom. Svs.)	(a	)	169,020	1,145,956
QuinStreet, Inc. (Interactive Media & Svs.)	(a	)	65,665	879,254

				5,108,740

CONSUMER DISCRETIONARY – 10.7%
Aaron’s, Inc. (Specialty Retail)			56,880	2,991,888
Chuy’s Holdings, Inc. (Hotels, Restaurants & Leisure)	(a	)	56,850	1,294,475
Cooper-Standard Holdings, Inc. (Auto Components)	(a	)	14,080	661,197
Hudson Ltd. Class A (Specialty Retail)	(a	)	105,443	1,449,841
Lithia Motors, Inc. Class A (Specialty Retail)			16,000	1,484,000
Monro, Inc. (Specialty Retail)			16,737	1,448,085
Murphy U.S.A., Inc. (Specialty Retail)	(a	)	27,820	2,381,948
Service Corp. International (Diversified Consumer Svs.)			40,950	1,644,143

				13,355,577

CONSUMER STAPLES – 3.6%
Inter Parfums, Inc. (Personal Products)			13,220	1,003,001
Sanderson Farms, Inc. (Food Products)			12,470	1,644,045
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a	)	84,160	1,812,807

				4,459,853

ENERGY – 4.2%
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a	)	106,770	1,331,422
Liberty Oilfield Services, Inc. Class A (Energy Equip. & Svs.)			95,640	1,471,900
Smart Sand, Inc. (Energy Equip. & Svs.)	(a	)	265,990	1,183,655
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)			72,570	1,259,815

				5,246,792

FINANCIALS – 19.6%
Assured Guaranty Ltd. (Insurance)			34,510	1,533,279
Bank OZK (Banks)			48,080	1,393,358
Cadence BanCorp (Banks)			131,730	2,443,591
Encore Capital Group, Inc. (Consumer Finance)	(a	)	44,280	1,205,744
Essent Group Ltd. (Thrifts & Mortgage Finance)	(a	)	34,270	1,489,032
First Interstate BancSystem, Inc. Class A (Banks)			44,180	1,759,248
Great Western Bancorp, Inc. (Banks)			49,480	1,563,073
Kinsale Capital Group, Inc. (Insurance)			19,510	1,337,801
LegacyTexas Financial Group, Inc. (Banks)			30,863	1,153,968
Main Street Capital Corp. (Capital Markets)			30,528	1,135,642
OneMain Holdings, Inc. (Consumer Finance)			64,770	2,056,447
Origin Bancorp, Inc. (Banks)			13,870	472,274
PennantPark Investment Corp. (Capital Markets)			179,224	1,238,438
ProAssurance Corp. (Insurance)			35,220	1,218,964
Radian Group, Inc. (Thrifts & Mortgage Finance)			69,530	1,442,052
TriState Capital Holdings, Inc. (Banks)	(a	)	67,438	1,377,758
Washington Federal, Inc. (Thrifts & Mortgage Finance)			54,480	1,573,927

				24,394,596

HEALTH CARE – 12.8%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a	)	40,190	1,177,969
Akebia Therapeutics, Inc. (Biotechnology)	(a	)	121,930	998,607
Amarin Corp. PLC – ADR (Biotechnology)	(a	)	255,430	5,302,727
Dynavax Technologies Corp. (Biotechnology)	(a	)	112,600	823,106
Encompass Health Corp. (Health Care Providers & Svs.)			24,930	1,455,912
HealthEquity, Inc. (Health Care Providers & Svs.)	(a	)	24,530	1,814,729
Lexicon Pharmaceuticals, Inc. (Biotechnology)	(a	)	126,170	701,505
Quotient Ltd. (Health Care Equip. & Supplies)	(a	)	227,460	2,049,415
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a	)	30,900	1,599,384

				15,923,354

Common Stocks (Continued)			Shares	Value

INDUSTRIALS – 13.7%
Continental Building Products, Inc. (Building Products)	(a	)	46,340	$ 1,148,769
Dycom Industries, Inc. (Construction & Engineering)	(a	)	17,170	788,790
EnPro Industries, Inc. (Machinery)			22,400	1,443,680
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a	)	88,920	874,973
GATX Corp. (Trading Companies & Distributors)			17,950	1,370,841
ICF International, Inc. (Professional Svs.)			18,406	1,400,328
Landstar System, Inc. (Road & Rail)			13,241	1,448,433
Marten Transport Ltd. (Road & Rail)			66,726	1,189,725
MRC Global, Inc. (Trading Companies & Distributors)	(a	)	90,410	1,580,367
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)			40,820	1,706,684
SkyWest, Inc. (Airlines)			32,970	1,789,941
Textainer Group Holdings Ltd. (Trading Companies & Distributors)	(a	)	81,070	782,325
Triton International Ltd. (Trading Companies & Distributors)			48,310	1,502,441

				17,027,297

INFORMATION TECHNOLOGY – 14.7%
2U, Inc. (Software)	(a	)	24,707	1,750,491
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a	)	37,470	1,861,510
EVERTEC, Inc. (IT Svs.)			39,910	1,109,897
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	41,550	1,938,307
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)			44,480	1,280,134
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a	)	70,025	1,560,157
Q2 Holdings, Inc. (Software)	(a	)	13,590	941,243
Rapid7, Inc. (Software)	(a	)	38,580	1,952,534
RingCentral, Inc. Class A (Software)	(a	)	11,670	1,258,026
Semtech Corp. (Semiconductors & Equip.)	(a	)	19,360	985,618
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a	)	117,180	1,940,501
WNS Holdings Ltd. – ADR (IT Svs.)	(a	)	32,900	1,752,583

				18,331,001

MATERIALS – 4.4%
Commercial Metals Co. (Metals & Mining)			78,470	1,340,267
Silgan Holdings, Inc. (Containers & Packaging)			51,510	1,526,241
U.S. Concrete, Inc. (Construction Materials)	(a	)	26,130	1,082,305
Venator Materials PLC (Chemicals)	(a	)	268,090	1,506,666

				5,455,479

REAL ESTATE – 6.5%
Brandywine Realty Trust (Equity REIT)			83,430	1,323,200
Lexington Realty Trust (Equity REIT)			202,540	1,835,012
Outfront Media, Inc. (Equity REIT)			41,780	977,652
PotlatchDeltic Corp. (Equity REIT)			33,610	1,270,122
STORE Capital Corp. (Equity REIT)			27,840	932,640
Summit Hotel Properties, Inc. (Equity REIT)			160,160	1,827,426

				8,166,052

UTILITIES – 3.7%
Black Hills Corp. (Multi-Utilities)			33,540	2,484,308
NextEra Energy Partners LP (Ind. Power & Renewable Elec.)			24,361	1,136,197
PNM Resources, Inc. (Electric Utilities)			20,610	975,677

				4,596,182

Total Common Stocks (Cost $112,238,029)				$122,064,923

Money Market Funds – 1.8%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b	)	2,273,782	$2,274,009

Total Money Market Funds (Cost $2,274,224)				$2,274,009

Total Investments – 99.8% (Cost $114,512,253)	(c	)		$124,338,932
Other Assets in Excess of Liabilities – 0.2%				242,519

Net Assets – 100.0%				$124,581,451

36	(continued)

Ohio National Fund, Inc.	ON ClearBridge Small Cap Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 99.4%		Shares	Value

COMMUNICATION SERVICES – 21.7%
Activision Blizzard, Inc. (Entertainment)		32,434	$ 1,476,720
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	11,773	13,855,526
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	13,466	15,799,793
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	11,833	1,950,670
Charter Communications, Inc. Class A (Media)	(a)	9,569	3,319,582
Comcast Corp. Class A (Media)		191,781	7,667,404
Electronic Arts, Inc. (Entertainment)	(a)	12,722	1,292,937
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	92,136	15,358,150
Fox Corp. Class A (Media)	(a)	14,980	549,916
Fox Corp. Class B (Media)	(a)	11,302	405,516
Liberty Global PLC Class A (Media)	(a)	8,683	216,380
Liberty Global PLC Class C (Media)	(a)	22,357	541,263
NetEase, Inc. – ADR (Entertainment)		3,109	750,668
Netflix, Inc. (Entertainment)	(a)	18,539	6,610,266
Sirius XM Holdings, Inc. (Media)		184,531	1,046,291
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,805	453,448
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	36,102	2,494,648
Walt Disney Co. / The (Entertainment)		2	185

			73,789,363

CONSUMER DISCRETIONARY – 16.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	18,798	33,474,539
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,911	3,334,523
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	20,676	903,334
Dollar Tree, Inc. (Multiline Retail)	(a)	10,105	1,061,429
eBay, Inc. (Internet & Direct Marketing Retail)		38,848	1,442,815
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5,707	679,133
Hasbro, Inc. (Leisure Products)		5,344	454,347
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	39,260	1,183,689
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	5,165	846,389
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		14,485	1,811,929
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,919	974,334
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	3,328	1,292,262
Ross Stores, Inc. (Specialty Retail)		15,736	1,465,022
Starbucks Corp. (Hotels, Restaurants & Leisure)		52,806	3,925,598
Tesla, Inc. (Automobiles)	(a)	7,334	2,052,493
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,519	878,451
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		4,570	545,292

			56,325,579

CONSUMER STAPLES – 6.0%
Costco Wholesale Corp. (Food & Staples Retailing)		18,704	4,528,987
Kraft Heinz Co. / The (Food Products)		51,780	1,690,617
Mondelez International, Inc. Class A (Food Products)		61,323	3,061,244
Monster Beverage Corp. (Beverages)	(a)	23,063	1,258,779
PepsiCo, Inc. (Beverages)		59,646	7,309,617
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		40,061	2,534,659

			20,383,903

FINANCIALS – 0.3%
Willis Towers Watson PLC (Insurance)		5,482	962,913

HEALTH CARE – 8.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	9,489	1,282,723
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,397	965,869
Amgen, Inc. (Biotechnology)		26,423	5,019,842
Biogen, Inc. (Biotechnology)	(a)	8,353	1,974,482
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,574	672,798
Celgene Corp. (Biotechnology)	(a)	29,815	2,812,747
Cerner Corp. (Health Care Technology)	(a)	13,773	787,953
Gilead Sciences, Inc. (Biotechnology)		54,161	3,521,007
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	6,429	386,447
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,652	816,587
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,242	1,939,327
Incyte Corp. (Biotechnology)	(a)	9,089	781,745
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,861	2,773,589
Mylan N.V. (Pharmaceuticals)	(a)	21,908	620,873
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,559	1,872,017
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	10,856	1,996,961

			28,224,967

INDUSTRIALS – 2.4%
American Airlines Group, Inc. (Airlines)		19,068	605,600
Cintas Corp. (Commercial Svs. & Supplies)		4,439	897,166
CSX Corp. (Road & Rail)		34,633	2,591,241
Fastenal Co. (Trading Companies & Distributors)		12,151	781,431
J.B. Hunt Transport Services, Inc. (Road & Rail)		4,617	467,656
PACCAR, Inc. (Machinery)		14,722	1,003,157

38	(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)					Shares	Value

INDUSTRIALS (continued)
United Continental Holdings, Inc. (Airlines)			(a	)	11,326	$ 903,588
Verisk Analytics, Inc. (Professional Svs.)					6,943	923,419

						8,173,258

INFORMATION TECHNOLOGY – 43.8%
Adobe, Inc. (Software)			(a	)	20,710	5,519,008
Advanced Micro Devices, Inc. (Semiconductors & Equip.)			(a	)	42,687	1,089,372
Analog Devices, Inc. (Semiconductors & Equip.)					15,639	1,646,318
Apple, Inc. (Tech. Hardware, Storage & Periph.)					180,418	34,270,399
Applied Materials, Inc. (Semiconductors & Equip.)					40,313	1,598,814
ASML Holding N.V. (Semiconductors & Equip.)					3,045	572,612
Autodesk, Inc. (Software)			(a	)	9,300	1,449,126
Automatic Data Processing, Inc. (IT Svs.)					18,498	2,954,871
Broadcom, Inc. (Semiconductors & Equip.)					16,819	5,057,641
Cadence Design Systems, Inc. (Software)			(a	)	11,906	756,150
Check Point Software Technologies Ltd. (Software)			(a	)	6,633	839,008
Cisco Systems, Inc. (Communications Equip.)					186,919	10,091,757
Citrix Systems, Inc. (Software)					5,593	557,398
Cognizant Technology Solutions Corp. Class A (IT Svs.)					24,420	1,769,229
Fiserv, Inc. (IT Svs.)			(a	)	16,628	1,467,920
Intel Corp. (Semiconductors & Equip.)					190,952	10,254,122
Intuit, Inc. (Software)					11,001	2,875,771
KLA-Tencor Corp. (Semiconductors & Equip.)					6,427	767,448
Lam Research Corp. (Semiconductors & Equip.)					6,479	1,159,806
Maxim Integrated Products, Inc. (Semiconductors & Equip.)					11,609	617,251
Microchip Technology, Inc. (Semiconductors & Equip.)					10,062	834,744
Micron Technology, Inc. (Semiconductors & Equip.)			(a	)	47,602	1,967,391
Microsoft Corp. (Software)					293,550	34,621,286
NetApp, Inc. (Tech. Hardware, Storage & Periph.)					10,487	727,169
NVIDIA Corp. (Semiconductors & Equip.)					25,732	4,620,438
NXP Semiconductors N.V. (Semiconductors & Equip.)					13,957	1,233,659
Paychex, Inc. (IT Svs.)					15,248	1,222,890
PayPal Holdings, Inc. (IT Svs.)			(a	)	49,817	5,172,997
QUALCOMM, Inc. (Semiconductors & Equip.)					51,392	2,930,886
Skyworks Solutions, Inc. (Semiconductors & Equip.)					7,391	609,610
Symantec Corp. (Software)					27,143	624,018
Synopsys, Inc. (Software)			(a	)	6,356	731,893
Texas Instruments, Inc. (Semiconductors & Equip.)					39,850	4,226,889
VeriSign, Inc. (IT Svs.)			(a	)	5,083	922,869
Western Digital Corp. (Tech. Hardware, Storage & Periph.)					12,350	593,541
Workday, Inc. Class A (Software)			(a	)	6,412	1,236,554
Xilinx, Inc. (Semiconductors & Equip.)					10,750	1,362,992

						148,953,847

UTILITIES – 0.3%
Xcel Energy, Inc. (Electric Utilities)					21,835	1,227,345

Total Common Stocks (Cost $268,472,345)						$338,041,175

U.S. Treasury Obligations – 0.1%		Rate	Maturity		Face Amount	Value
U.S. Treasury Bill		0.000%	09/12/2019		$200,000	$ 197,844

Total U.S. Treasury Obligations (Cost $197,782)						$ 197,844

Money Market Funds – 0.6%					Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b)				2,138,195	$ 2,138,409

Total Money Market Funds (Cost $2,138,409)						$ 2,138,409

Total Investments – 100.1% (Cost $270,808,536)	(c)					$340,377,428
Liabilities in Excess of Other Assets – (0.1)%	(d)					(478,391)

Net Assets – 100.0%						$339,899,037

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $129,200 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

					Unrealized	Variation Margin
	Number of		Notional		Appreciation	Receivable
Description	contracts	Expiration Date	Amount	Value	(Depreciation)	(Payable)
CME E-mini Nasdaq-100 Index - Long	17	June 21, 2019	$2,508,710	$2,516,170	$7,460	$174,903

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Bristol Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 99.0%		Shares	Value

COMMUNICATION SERVICES – 9.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	1,115	$ 1,312,232
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	1,634	1,917,188
AMC Networks, Inc. Class A (Media)	(a)	10,992	623,906
AT&T, Inc. (Diversified Telecom. Svs.)		8,103	254,110
CBS Corp. Class B (Media)		8,689	412,988
Comcast Corp. Class A (Media)		12,271	490,595
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	12,597	2,099,794
Interpublic Group of Cos., Inc. / The (Media)		45,757	961,355
Netflix, Inc. (Entertainment)	(a)	1,276	454,971
Sinclair Broadcast Group, Inc. Class A (Media)		745	28,668
Sirius XM Holdings, Inc. (Media)		61,854	350,712
Twitter, Inc. (Interactive Media & Svs.)	(a)	7,849	258,075
Verizon Communications, Inc. (Diversified Telecom. Svs.)		28,299	1,673,320
Viacom, Inc. Class B (Entertainment)		12,664	355,478
Walt Disney Co. / The (Entertainment)		7,103	788,646
Yelp, Inc. (Interactive Media & Svs.)	(a)	1,734	59,823

			12,041,861

CONSUMER DISCRETIONARY – 10.2%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	2,811	512,867
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,723	4,848,982
Aramark (Hotels, Restaurants & Leisure)		4,741	140,097
Best Buy Co., Inc. (Specialty Retail)		321	22,810
Carnival Corp. (Hotels, Restaurants & Leisure)		16,617	842,814
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		8,657	1,051,566
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		2,686	48,214
Garmin Ltd. (Household Durables)		643	55,523
Home Depot, Inc. / The (Specialty Retail)		4,887	937,766
Kohl’s Corp. (Multiline Retail)		3,197	219,858
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		9,212	561,564
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	653	107,007
Murphy U.S.A., Inc. (Specialty Retail)	(a)	141	12,072
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		15,865	1,335,992
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	1,293	71,063
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		741	84,933
Target Corp. (Multiline Retail)		19,948	1,601,027
V.F. Corp. (Textiles, Apparel & Luxury Goods)		2,701	234,744
Whirlpool Corp. (Household Durables)		1,408	187,109

			12,876,008

CONSUMER STAPLES – 6.8%
Altria Group, Inc. (Tobacco)		2,040	117,157
Archer-Daniels-Midland Co. (Food Products)		23,246	1,002,600
Church & Dwight Co., Inc. (Household Products)		4,456	317,401
Colgate-Palmolive Co. (Household Products)		467	32,008
Costco Wholesale Corp. (Food & Staples Retailing)		2,617	633,681
Estee Lauder Cos., Inc. / The Class A (Personal Products)		1,167	193,197
Herbalife Nutrition Ltd. (Personal Products)	(a)	489	25,912
Hershey Co. / The (Food Products)		11,636	1,336,162
Lamb Weston Holdings, Inc. (Food Products)		4,514	338,279
McCormick & Co., Inc. (Food Products)		491	73,959
Monster Beverage Corp. (Beverages)	(a)	4,671	254,943

Common Stocks (continued)		Shares	Value

CONSUMER STAPLES (continued)
Nu Skin Enterprises, Inc. Class A (Personal Products)		4,758	$ 227,718
PepsiCo, Inc. (Beverages)		18,654	2,286,048
Performance Food Group Co. (Food & Staples Retailing)	(a)	7,111	281,880
Philip Morris International, Inc. (Tobacco)		7,383	652,583
Procter & Gamble Co. / The (Household Products)		6,950	723,148
Walmart, Inc. (Food & Staples Retailing)		736	71,782

			8,568,458

ENERGY – 4.8%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,108	232,312
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		2,601	67,886
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,199	1,995,393
ConocoPhillips (Oil, Gas & Consumable Fuels)		17,834	1,190,241
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		9,033	729,866
Halliburton Co. (Energy Equip. & Svs.)		24,612	721,132
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		6,862	137,309
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,597	238,121
Phillips 66 (Oil, Gas & Consumable Fuels)		8,738	831,596

			6,143,856

FINANCIALS – 13.0%
American Express Co. (Consumer Finance)		10,962	1,198,147
Arthur J. Gallagher & Co. (Insurance)		5,630	439,703
Athene Holding Ltd. Class A (Insurance)	(a)	16,022	653,698
Bank of America Corp. (Banks)		47,742	1,317,202
Bank of Hawaii Corp. (Banks)		1,865	147,092
BB&T Corp. (Banks)		31,779	1,478,677
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	10,398	2,088,854
Charles Schwab Corp. / The (Capital Markets)		36,498	1,560,654
Citizens Financial Group, Inc. (Banks)		28,904	939,380
Discover Financial Services (Consumer Finance)		2,996	213,195
Essent Group Ltd. (Thrifts & Mortgage Finance)	(a)	332	14,425
FactSet Research Systems, Inc. (Capital Markets)		928	230,394
Hartford Financial Services Group, Inc. / The (Insurance)		12,179	605,540
IBERIABANK Corp. (Banks)		811	58,157
JPMorgan Chase & Co. (Banks)		30,570	3,094,601
Lincoln National Corp. (Insurance)		3,021	177,333
Moelis & Co. Class A (Capital Markets)		3,342	139,061
Morgan Stanley (Capital Markets)		1,943	81,995
PNC Financial Services Group, Inc. / The (Banks)		2,402	294,629
TD Ameritrade Holding Corp. (Capital Markets)		7,184	359,128
Travelers Cos., Inc. / The (Insurance)		5,355	734,492
Unum Group (Insurance)		5,954	201,424
Wells Fargo & Co. (Banks)		9,719	469,622

			16,497,403

HEALTH CARE – 14.9%
AbbVie, Inc. (Biotechnology)		10,414	839,264
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	452	21,470
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,794	301,699
Amgen, Inc. (Biotechnology)		6,425	1,220,621
Biogen, Inc. (Biotechnology)	(a)	329	77,769
Bristol-Myers Squibb Co. (Pharmaceuticals)		5,761	274,857
Cardinal Health, Inc. (Health Care Providers & Svs.)		398	19,164

41	(continued)

Ohio National Fund, Inc.	ON Bristol Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

HEALTH CARE (continued)
Celgene Corp. (Biotechnology)	(a	)	3,732	$352,077
Cerner Corp. (Health Care Technology)	(a	)	7,681	439,430
Genomic Health, Inc. (Biotechnology)	(a	)	2,214	155,091
Gilead Sciences, Inc. (Biotechnology)			24,682	1,604,577
Humana, Inc. (Health Care Providers & Svs.)			839	223,174
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a	)	458	102,409
Johnson & Johnson (Pharmaceuticals)			24,012	3,356,637
McKesson Corp. (Health Care Providers & Svs.)			3,150	368,739
Medtronic PLC (Health Care Equip. & Supplies)			11,109	1,011,808
Merck & Co., Inc. (Pharmaceuticals)			30,486	2,535,521
Pfizer, Inc. (Pharmaceuticals)			10,930	464,197
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a	)	579	237,749
Stryker Corp. (Health Care Equip. & Supplies)			8,046	1,589,246
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			10,428	2,578,427
Veeva Systems, Inc. Class A (Health Care Technology)	(a	)	2,234	283,405
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	501	92,159
Zoetis, Inc. (Pharmaceuticals)			7,491	754,119

				18,903,609

INDUSTRIALS – 10.2%
3M Co. (Industrial Conglomerates)			4,433	921,089
Allegion PLC (Building Products)			5,054	458,448
Boeing Co. / The (Aerospace & Defense)			2,789	1,063,780
Crane Co. (Machinery)			15,924	1,347,489
Generac Holdings, Inc. (Electrical Equip.)	(a	)	1,063	54,457
General Dynamics Corp. (Aerospace & Defense)			727	123,066
Honeywell International, Inc. (Industrial Conglomerates)			2,412	383,315
Ingersoll-Rand PLC (Machinery)			7,203	777,564
Insperity, Inc. (Professional Svs.)			7,833	968,629
Landstar System, Inc. (Road & Rail)			4,907	536,777
Lyft, Inc. Class A (Road & Rail)	(a	)	5,298	414,780
PACCAR, Inc. (Machinery)			20,131	1,371,726
Raytheon Co. (Aerospace & Defense)			7,007	1,275,834
Republic Services, Inc. (Commercial Svs. & Supplies)			863	69,368
Robert Half International, Inc. (Professional Svs.)			1,110	72,328
Rockwell Automation, Inc. (Electrical Equip.)			8,408	1,475,268
Snap-on, Inc. (Machinery)			6,563	1,027,241
Southwest Airlines Co. (Airlines)			3,593	186,513
Waste Management, Inc. (Commercial Svs. & Supplies)			3,314	344,358
WESCO International, Inc. (Trading Companies & Distributors)	(a	)	173	9,171

				12,881,201

INFORMATION TECHNOLOGY – 21.0%
Adobe, Inc. (Software)	(a	)	3,337	889,277
Amdocs Ltd. (IT Svs.)			6,528	353,230
Apple, Inc. (Tech. Hardware, Storage & Periph.)			22,524	4,278,434
Automatic Data Processing, Inc. (IT Svs.)			8,282	1,322,967
Booz Allen Hamilton Holding Corp. (IT Svs.)			218	12,674
Broadcom, Inc. (Semiconductors & Equip.)			1,698	510,605
CDW Corp. (Electronic Equip., Instr. & Comp.)			3,592	346,161
Ciena Corp. (Communications Equip.)	(a	)	1,824	68,108
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a	)	3,966	166,850
Cisco Systems, Inc. (Communications Equip.)			25,166	1,358,712
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a	)	19,685	1,155,313
Dropbox, Inc. Class A (Software)	(a	)	9,862	214,992
Fidelity National Information Services, Inc. (IT Svs.)			3,743	423,333

Common Stocks (Continued)			Shares	Value

INFORMATION TECHNOLOGY (continued)
GoDaddy, Inc. Class A (IT Svs.)	(a	)	1,358	$102,108
HP, Inc. (Tech. Hardware, Storage & Periph.)			25,617	497,738
Intel Corp. (Semiconductors & Equip.)			29,063	1,560,683
Intuit, Inc. (Software)			2,201	575,363
Juniper Networks, Inc. (Communications Equip.)			3,440	91,057
LogMeIn, Inc. (Software)			1,206	96,601
Mastercard, Inc. Class A (IT Svs.)			10,646	2,506,601
Microsoft Corp. (Software)			29,117	3,434,059
National Instruments Corp. (Electronic Equip., Instr. & Comp.)			8,787	389,791
Oracle Corp. (Software)			15,822	849,800
Paychex, Inc. (IT Svs.)			15,821	1,268,844
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a	)	9,172	199,858
QUALCOMM, Inc. (Semiconductors & Equip.)			3,058	174,398
salesforce.com, Inc. (Software)	(a	)	11,399	1,805,260
ServiceNow, Inc. (Software)	(a	)	119	29,332
Tableau Software, Inc. Class A (Software)	(a	)	2,888	367,585
Texas Instruments, Inc. (Semiconductors & Equip.)			3,635	385,564
VeriSign, Inc. (IT Svs.)	(a	)	2,454	445,548
Visa, Inc. (IT Svs.)			2,268	354,239
Xilinx, Inc. (Semiconductors & Equip.)			2,953	374,411

				26,609,496

MATERIALS – 2.3%
Air Products & Chemicals, Inc. (Chemicals)			3,223	615,464
Eastman Chemical Co. (Chemicals)			2,379	180,518
Ecolab, Inc. (Chemicals)			4,601	812,261
Nucor Corp. (Metals & Mining)			282	16,455
Steel Dynamics, Inc. (Metals & Mining)			3,211	113,252
Vulcan Materials Co. (Construction Materials)			1,163	137,699
Westrock Co. (Containers & Packaging)			28,035	1,075,142

				2,950,791

REAL ESTATE – 3.5%
Equity LifeStyle Properties, Inc. (Equity REIT)			6,246	713,918
First Industrial Realty Trust, Inc. (Equity REIT)			3,421	120,966
Outfront Media, Inc. (Equity REIT)			7,377	172,622
Park Hotels & Resorts, Inc. (Equity REIT)			20,083	624,180
Prologis, Inc. (Equity REIT)			21,022	1,512,533
RLJ Lodging Trust (Equity REIT)			3,288	57,770
Simon Property Group, Inc. (Equity REIT)			6,972	1,270,368

				4,472,357

UTILITIES – 2.8%
American Water Works Co., Inc.
(Water Utilities)			249	25,961
Atmos Energy Corp. (Gas Utilities)			4,269	439,408
Avista Corp. (Multi-Utilities)			3,566	144,851
CenterPoint Energy, Inc. (Multi-Utilities)			2,712	83,258
CMS Energy Corp. (Multi-Utilities)			4,073	226,214
Evergy, Inc. (Electric Utilities)			8,195	475,720
IDACORP, Inc. (Electric Utilities)			10,709	1,065,974
Xcel Energy, Inc. (Electric Utilities)			19,369	1,088,732

				3,550,118

Total Common Stocks (Cost $119,860,805)				$125,495,158

Money Market Funds – 1.4%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b	)	1,816,337	$1,816,519

Total Money Market Funds (Cost $1,816,594)				$1,816,519

Total Investments – 100.4% (Cost $121,677,399)	(c	)		$127,311,677
Liabilities in Excess of Other Assets – (0.4)%	(d	)		(542,799)

Net Assets – 100.0%				$126,768,878

42	(continued)

Ohio National Fund, Inc.	ON Bristol Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:    American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $66,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	11	June 21, 2019	$1,564,374	$1,560,790	$(3,584)	$1,970

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Bryton Growth Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 98.2%		Shares	Value

COMMUNICATION SERVICES – 3.5%
Boingo Wireless, Inc. (Wireless Telecom. Svs.)	(a)	5,587	$130,065
Care.com, Inc. (Interactive Media & Svs.)	(a)	9,866	194,952
Cargurus, Inc. (Interactive Media & Svs.)	(a)	10,865	435,252
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		8,214	445,610
IDT Corp. Class B (Diversified Telecom. Svs.)		6,073	40,325
MSG Networks, Inc. Class A (Media)	(a)	26,947	586,097
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	94,534
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	12,178	163,063
Travelzoo (Interactive Media & Svs.)	(a)	1,141	15,289
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	5,758	57,810
World Wrestling Entertainment, Inc. Class A (Entertainment)		3,660	317,615
Yelp, Inc. (Interactive Media & Svs.)	(a)	14,364	495,558

			2,976,170

CONSUMER DISCRETIONARY – 14.8%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	9,867	179,875
American Eagle Outfitters, Inc. (Specialty Retail)		14,151	313,728
America’s Car-Mart, Inc. (Specialty Retail)	(a)	1,848	168,796
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	9,255	641,927
Barnes & Noble, Inc. (Specialty Retail)		25,642	139,236
Bed Bath & Beyond, Inc. (Specialty Retail)		2,063	35,050
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)		5,583	263,964
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)		31,999	654,380
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		10,516	287,718
Brinker International, Inc. (Hotels, Restaurants & Leisure)		9,503	421,743
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		4,114	201,257
Chegg, Inc. (Diversified Consumer Svs.)	(a)	21,921	835,628
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		4,046	365,192
Collectors Universe, Inc. (Diversified Consumer Svs.)		1,568	27,471
Core-Mark Holding Co., Inc. (Distributors)		1,919	71,252
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,639	325,454
Dana, Inc. (Auto Components)		9,093	161,310
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,422	356,010
Dorman Products, Inc. (Auto Components)	(a)	2,662	234,496
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	1,733	80,914
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	8,568	575,941
Five Below, Inc. (Specialty Retail)	(a)	6,648	826,014
Fox Factory Holding Corp. (Auto Components)	(a)	3,426	239,443
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	760	30,370
GoPro, Inc. Class A (Household Durables)	(a)	28,147	182,955
Groupon, Inc. (Internet & Direct Marketing Retail)	(a)	13,374	47,478
Hooker Furniture Corp. (Household Durables)		2,818	81,243
iRobot Corp. (Household Durables)	(a)	2,698	317,528
La-Z-Boy, Inc. (Household Durables)		2,444	80,628
Lithia Motors, Inc. Class A (Specialty Retail)		1,643	152,388
Malibu Boats, Inc. Class A (Leisure Products)	(a)	2,383	94,319
MarineMax, Inc. (Specialty Retail)	(a)	1,198	22,954
MasterCraft Boat Holdings, Inc. (Leisure Products)	(a)	640	14,445
MDC Holdings, Inc. (Household Durables)		3,606	104,790
Meritage Homes Corp. (Household Durables)	(a)	9,280	414,909
Murphy U.S.A., Inc. (Specialty Retail)	(a)	436	37,330
Ollie’s Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	493	42,068
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		1,939	145,929
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	12,652	254,305

Common Stocks (Continued)		Shares	Value

CONSUMER DISCRETIONARY (continued)
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,727	$530,999
Quotient Technology, Inc. (Internet & Direct Marketing Retail)	(a)	4,816	47,534
RH (Specialty Retail)	(a)	269	27,694
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,682	64,261
Roku, Inc. (Household Durables)	(a)	2,614	168,629
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)		1,694	43,349
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	9,445	243,303
Sonic Automotive, Inc. Class A (Specialty Retail)		13,445	199,120
Sonos, Inc. (Household Durables)	(a)	4,175	42,961
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		5,126	173,464
Strategic Education, Inc. (Diversified Consumer Svs.)		3,735	490,443
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		16,627	1,034,033
Tilly’s, Inc. (Specialty Retail)		5,969	66,435
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		6,153	219,847

			12,782,510

CONSUMER STAPLES – 2.7%
BJ’s Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	3,497	95,818
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	531	156,502
Calavo Growers, Inc. (Food Products)		1,950	163,507
Central Garden & Pet Co. Class A (Household Products)	(a)	3,560	82,770
Chefs’ Warehouse, Inc. / The (Food & Staples Retailing)	(a)	1,358	42,166
Freshpet, Inc. (Food Products)	(a)	3,543	149,833
J&J Snack Foods Corp. (Food Products)		918	145,815
National Beverage Corp. (Beverages)		2,167	125,101
Natural Health Trends Corp. (Personal Products)		4,066	52,695
Nomad Foods Ltd. (Food Products)	(a)	2,035	41,616
Performance Food Group Co. (Food & Staples Retailing)	(a)	6,907	273,793
USANA Health Sciences, Inc. (Personal Products)	(a)	7,772	651,838
Vector Group Ltd. (Tobacco)		33,602	362,566

			2,344,020

ENERGY – 1.6%
Archrock, Inc. (Energy Equip. & Svs.)		17,849	174,563
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,612	94,922
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,212	41,475
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		1,624	66,909
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		40,734	274,954
Jagged Peak Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	12,074	126,415
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	2,243	43,357
Matrix Service Co. (Energy Equip. & Svs.)	(a)	1,310	25,650
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	16,706	376,553
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	27,597	128,878

			1,353,676

FINANCIALS – 6.0%
Arbor Realty Trust, Inc. (Mortgage REIT)		4,894	63,475
BankFinancial Corp. (Banks)		5,622	83,599
Banner Corp. (Banks)		896	48,536
Cadence BanCorp (Banks)		39,856	739,329
Chemical Financial Corp. (Banks)		8,760	360,562
Enova International, Inc. (Consumer Finance)	(a)	1,706	38,931
Enterprise Financial Services Corp. (Banks)		2,275	92,752

44	(continued)

Ohio National Fund, Inc.	ON Bryton Growth Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

FINANCIALS (continued)
Essent Group Ltd. (Thrifts & Mortgage Finance)	(a)	8,885	$386,053
First Financial Corp. (Banks)		2,177	91,434
First Merchants Corp. (Banks)		4,124	151,969
First Savings Financial Group, Inc. (Banks)		2,371	128,153
FirstCash, Inc. (Consumer Finance)		2,373	205,265
Green Dot Corp. Class A (Consumer Finance)	(a)	5,594	339,276
Hingham Institution for Savings (Thrifts & Mortgage Finance)		10	1,720
Home BancShares, Inc. (Banks)		15,507	272,458
Kinsale Capital Group, Inc. (Insurance)		6,778	464,767
Moelis & Co. Class A (Capital Markets)		15,944	663,430
People’s Utah Bancorp (Banks)		1,084	28,585
Republic First Bancorp, Inc. (Banks)	(a)	1,494	7,844
Sandy Spring Bancorp, Inc. (Banks)		4,949	154,805
TriState Capital Holdings, Inc. (Banks)	(a)	27,495	561,723
Univest Financial Corp. (Banks)		9,588	234,522
West Bancorporation, Inc. (Banks)		3,649	75,461

			5,194,649

HEALTH CARE – 25.8%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	9,991	268,258
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	4,004	19,099
Acorda Therapeutics, Inc. (Biotechnology)	(a)	1,924	25,570
Adamas Pharmaceuticals, Inc. (Biotechnology)	(a)	2,186	15,542
Agenus, Inc. (Biotechnology)	(a)	62,746	186,356
Aimmune Therapeutics, Inc. (Biotechnology)	(a)	5,844	130,613
Akebia Therapeutics, Inc. (Biotechnology)	(a)	23,338	191,138
Alder Biopharmaceuticals, Inc. (Biotechnology)	(a)	14,366	196,096
Allakos, Inc. (Biotechnology)	(a)	661	26,771
Allogene Therapeutics, Inc. (Biotechnology)	(a)	4,347	125,672
Amicus Therapeutics, Inc. (Biotechnology)	(a)	5,022	68,299
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,236	105,293
AnaptysBio, Inc. (Biotechnology)	(a)	2,790	203,810
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	6,871	133,985
Arcus Biosciences, Inc. (Biotechnology)	(a)	8,261	103,180
Arena Pharmaceuticals, Inc. (Biotechnology)	(a)	2,376	106,516
Array BioPharma, Inc. (Biotechnology)	(a)	15,908	387,837
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	4,205	77,162
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	5,726	227,609
Athersys, Inc. (Biotechnology)	(a)	60,257	90,386
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	1,399	37,479
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	1,720	88,528
BioTelemetry, Inc. (Health Care Providers & Svs.)	(a)	854	53,478
Blueprint Medicines Corp. (Biotechnology)	(a)	1,866	149,373
Calithera Biosciences, Inc. (Biotechnology)	(a)	9,213	62,096
Cardiovascular Systems, Inc. (Health Care
Equip. & Supplies)	(a)	9,091	351,458
Castlight Health, Inc. Class B (Health Care Technology)	(a)	39,467	148,001
ChemoCentryx, Inc. (Biotechnology)	(a)	7,859	109,162
Clovis Oncology, Inc. (Biotechnology)	(a)	5,633	139,811
Coherus Biosciences, Inc. (Biotechnology)	(a)	4,168	56,852
CONMED Corp. (Health Care Equip. & Supplies)		5,124	426,214
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	24,855	291,798
CorVel Corp. (Health Care Providers & Svs.)	(a)	995	64,914
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a)	3,100	12,462
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	4,933	114,495
Denali Therapeutics, Inc. (Biotechnology)	(a)	4,135	96,015
Editas Medicine, Inc. (Biotechnology)	(a)	11,596	283,522
Emergent BioSolutions, Inc. (Biotechnology)	(a)	6,255	316,003
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	320	30,566
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,865	197,849
Evolent Health, Inc. Class A (Health Care Technology)	(a)	5,821	73,228
Fate Therapeutics, Inc. (Biotechnology)	(a)	7,455	130,984
FibroGen, Inc. (Biotechnology)	(a)	6,013	326,807
Fluidigm Corp. (Life Sciences Tools & Svs.)	(a)	6,678	88,751
Forty Seven, Inc. (Biotechnology)	(a)	1,019	16,467
Genomic Health, Inc. (Biotechnology)	(a)	4,009	280,830
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	2,686	142,170

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	10,542	$520,880
Gossamer Bio, Inc. (Biotechnology)	(a)	4,355	94,373
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	12,834	206,627
Hanger, Inc. (Health Care Providers & Svs.)	(a)	2,789	53,130
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	5,188	383,808
HealthStream, Inc. (Health Care Technology)	(a)	8,056	226,051
Heron Therapeutics, Inc. (Biotechnology)	(a)	6,490	158,616
HMS Holdings Corp. (Health Care Technology)	(a)	7,640	226,220
Horizon Pharma PLC (Pharmaceuticals)	(a)	19,028	502,910
ImmunoGen, Inc. (Biotechnology)	(a)	6,035	16,355
Immunomedics, Inc. (Biotechnology)	(a)	2,928	56,247
Innoviva, Inc. (Pharmaceuticals)	(a)	16,785	235,494
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	4,738	451,863
Insmed, Inc. (Biotechnology)	(a)	1,239	36,018
Inspire Medical Systems, Inc. (Health Care Technology)	(a)	807	45,821
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	3,512	264,875
Intellia Therapeutics, Inc. (Biotechnology)	(a)	13,937	238,044
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	2,920	326,631
Intersect ENT, Inc. (Pharmaceuticals)	(a)	5,606	180,233
Invitae Corp. (Biotechnology)	(a)	14,032	328,629
iRadimed Corp. (Health Care Equip. & Supplies)	(a)	4,808	135,057
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	8,176	612,873
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	15,413	208,538
KalVista Pharmaceuticals, Inc. (Biotechnology)	(a)	3,078	88,092
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	5,286	30,870
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	270	29,932
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	3,116	391,712
MacroGenics, Inc. (Biotechnology)	(a)	5,599	100,670
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	569	71,273
Medidata Solutions, Inc. (Health Care Technology)	(a)	9,570	700,907
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,951	291,961
MeiraGTx Holdings PLC (Biotechnology)	(a)	1,192	20,538
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	8,025	496,186
Mirati Therapeutics, Inc. (Biotechnology)	(a)	1,200	87,960
MyoKardia, Inc. (Pharmaceuticals)	(a)	4,093	212,795
Myriad Genetics, Inc. (Biotechnology)	(a)	4,678	155,310
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	7,675	183,663
Natera, Inc. (Biotechnology)	(a)	11,053	227,913
National Research Corp. (Health Care Providers & Svs.)		504	19,454
Neogen Corp. (Health Care Equip. & Supplies)	(a)	5,014	287,753
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	2,899	59,314
Neon Therapeutics, Inc. (Biotechnology)	(a)	3,526	22,778
Nevro Corp. (Health Care Equip. & Supplies)	(a)	1,449	90,577
Novavax, Inc. (Biotechnology)	(a)	33,865	18,656
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	9,706	467,538
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	920	52,247
Omnicell, Inc. (Health Care Technology)	(a)	6,525	527,481
Osiris Therapeutics, Inc. (Biotechnology)	(a)	1,104	20,976
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,253	237,989
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	1,867	58,643
Phibro Animal Health Corp. Class A (Pharmaceuticals)		8,638	285,054
Puma Biotechnology, Inc. (Biotechnology)	(a)	2,375	92,126
Radius Health, Inc. (Biotechnology)	(a)	4,975	99,202
Recro Pharma, Inc. (Biotechnology)	(a)	3,321	19,461
REGENXBIO, Inc. (Biotechnology)	(a)	2,485	142,415
Repligen Corp. (Biotechnology)	(a)	959	56,658
Retrophin, Inc. (Biotechnology)	(a)	5,295	119,826
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	14,104	222,279
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	24,042	61,788
RTI Surgical Holdings, Inc. (Health Care Equip. & Supplies)	(a)	12,443	74,782
Sage Therapeutics, Inc. (Biotechnology)	(a)	361	57,417
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	5,737	54,731

45	(continued)

Ohio National Fund, Inc.	ON Bryton Growth Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

HEALTH CARE (continued)
Select Medical Holdings Corp. (Health Care Providers & Svs.)	(a)	14,947	$210,603
Seres Therapeutics, Inc. (Biotechnology)	(a)	4,876	33,498
Spark Therapeutics, Inc. (Biotechnology)	(a)	2,552	290,622
Spectrum Pharmaceuticals, Inc. (Biotechnology)	(a)	13,585	145,224
Stemline Therapeutics, Inc. (Biotechnology)	(a)	11,793	151,540
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,076	247,943
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	1,780	113,030
Teladoc Health, Inc. (Health Care Technology)	(a)	2,977	165,521
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5,502	158,678
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	2,388	54,136
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	829	14,557
Tocagen, Inc. (Biotechnology)	(a)	5,869	63,796
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		7,841	823,540
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	3,867	268,215
UNITY Biotechnology, Inc. (Biotechnology)	(a)	7,381	59,860
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a)	4,097	75,385
Veracyte, Inc. (Biotechnology)	(a)	8,949	223,904
Vericel Corp. (Biotechnology)	(a)	4,378	76,659
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,099	20,864
Vocera Communications, Inc. (Health Care Technology)	(a)	2,842	89,892
Xencor, Inc. (Biotechnology)	(a)	8,807	273,545
Xeris Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,472	125,219

			22,212,956

INDUSTRIALS – 17.6%
Albany International Corp. Class A (Machinery)		8,031	574,939
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		21,873	1,300,787
ASGN, Inc. (Professional Svs.)	(a)	4,018	255,103
Atkore International Group, Inc. (Electrical Equip.)	(a)	7,274	156,609
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	2,069	112,574
AZZ, Inc. (Electrical Equip.)		499	20,424
BMC Stock Holdings, Inc. (Trading Companies & Distributors)	(a)	11,825	208,948
Builders FirstSource, Inc. (Building Products)	(a)	21,832	291,239
Comfort Systems, U.S.A., Inc. (Construction & Engineering)		5,566	291,603
Continental Building Products, Inc. (Building Products)	(a)	14,746	365,553
Covenant Transportation Group, Inc. Class A (Road & Rail)	(a)	6,504	123,446
CRA International, Inc. (Professional Svs.)		4,691	237,083
CSW Industrials, Inc. (Building Products)	(a)	4,474	256,315
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	4,195	163,269
Encore Wire Corp. (Electrical Equip.)		1,884	107,803
Ennis, Inc. (Commercial Svs. & Supplies)		8,836	183,435
ESCO Technologies, Inc. (Machinery)		357	23,930
Exponent, Inc. (Professional Svs.)		691	39,885
Forrester Research, Inc. (Professional Svs.)		6,905	333,857
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	3,464	34,086
Franklin Covey Co. (Professional Svs.)	(a)	297	7,514
FTI Consulting, Inc. (Professional Svs.)	(a)	1,300	99,866
Generac Holdings, Inc. (Electrical Equip.)	(a)	13,351	683,972
GMS, Inc. (Trading Companies & Distributors)	(a)	3,268	49,412
Harsco Corp. (Machinery)	(a)	7,526	151,724
Hawaiian Holdings, Inc. (Airlines)		4,502	118,178
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	658	25,649
Hillenbrand, Inc. (Machinery)		3,135	130,197
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	4,661	190,402
ICF International, Inc. (Professional Svs.)		3,009	228,925
Insperity, Inc. (Professional Svs.)		11,768	1,455,231
Insteel Industries, Inc. (Building Products)		3,238	67,739
Interface, Inc. (Commercial Svs. & Supplies)		4,054	62,107
Kforce, Inc. (Professional Svs.)		8,102	284,542

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
MasTec, Inc. (Construction & Engineering)	(a)	17,071	$821,115
McGrath RentCorp (Commercial Svs. & Supplies)		6,805	384,959
Meritor, Inc. (Machinery)	(a)	10,527	214,224
Miller Industries, Inc. (Machinery)		4,975	153,479
Moog, Inc. Class A (Aerospace & Defense)		1,526	132,686
MYR Group, Inc. (Construction & Engineering)	(a)	2,156	74,662
NCI Building Systems, Inc. (Building Products)	(a)	3,506	21,597
PGT Innovations, Inc. (Building Products)	(a)	5,277	73,086
Proto Labs, Inc. (Machinery)	(a)	1,838	193,247
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	64,455
RBC Bearings, Inc. (Machinery)	(a)	1,685	214,281
Rexnord Corp. (Machinery)	(a)	9,238	232,243
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	3,898	222,771
Steelcase, Inc. Class A (Commercial Svs. & Supplies)		8,110	118,001
Tetra Tech, Inc. (Commercial Svs. & Supplies)		6,963	414,925
Titan Machinery, Inc. (Trading Companies & Distributors)	(a)	5,638	87,727
Trex Co., Inc. (Building Products)	(a)	13,153	809,173
TriMas Corp. (Machinery)	(a)	7,064	213,545
TriNet Group, Inc. (Professional Svs.)	(a)	7,989	477,263
Universal Logistics Holdings, Inc. (Road & Rail)		1,593	31,350
Watts Water Technologies, Inc. Class A (Machinery)		855	69,101
Werner Enterprises, Inc. (Road & Rail)		13,527	461,947
Woodward, Inc. (Machinery)		11,304	1,072,637

			15,194,820

INFORMATION TECHNOLOGY – 19.7%
A10 Networks, Inc. (Software)	(a)	9,222	65,384
ACI Worldwide, Inc. (Software)	(a)	3,750	123,263
Alteryx, Inc. Class A (Software)	(a)	5,727	480,323
Amkor Technology, Inc. (Semiconductors & Equip.)	(a)	41,634	355,554
Anixter International, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,310	241,834
Aquantia Corp. (Semiconductors & Equip.)	(a)	17,354	157,227
Avalara, Inc. (Software)	(a)	2,924	163,130
Benefitfocus, Inc. (Software)	(a)	8,736	432,607
Blackline, Inc. (Software)	(a)	800	37,056
Box, Inc. Class A (Software)	(a)	27,812	537,050
Brooks Automation, Inc. (Semiconductors & Equip.)		561	16,454
Cabot Microelectronics Corp. (Semiconductors & Equip.)		2,419	270,831
Calix, Inc. (Communications Equip.)	(a)	6,233	47,994
Carbon Black, Inc. (Software)	(a)	2,793	38,962
Ciena Corp. (Communications Equip.)	(a)	7,418	276,988
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	10,008	421,037
Cloudera, Inc. (Software)	(a)	33,947	371,380
Control4 Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,656	112,686
Cornerstone OnDemand, Inc. (Software)	(a)	11,400	624,492
Coupa Software, Inc. (Software)	(a)	6,374	579,907
CSG Systems International, Inc. (IT Svs.)		10,548	446,180
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,185	110,520
eGain Corp. (Software)	(a)	4,029	42,103
Ellie Mae, Inc. (Software)	(a)	1,845	182,083
Envestnet, Inc. (Software)	(a)	6,262	409,472
Evo Payments, Inc. Class A (IT Svs.)	(a)	4,201	122,039
Extreme Networks, Inc. (Communications Equip.)	(a)	2,100	15,729
Fitbit, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a)	17,635	104,399
Five9, Inc. (Software)	(a)	4,902	258,973
HubSpot, Inc. (Software)	(a)	1,808	300,508
Impinj, Inc. (Semiconductors & Equip.)	(a)	5,052	84,646
Inphi Corp. (Semiconductors & Equip.)	(a)	9,653	422,222
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,136	227,728
Instructure, Inc. (Software)	(a)	1,039	48,958
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	9,649	472,705

46	(continued)

Ohio National Fund, Inc.	ON Bryton Growth Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,054	$84,154
LivePerson, Inc. (Software)	(a)	4,197	121,797
LiveRamp Holdings, Inc. (IT Svs.)	(a)	1,513	82,564
ManTech International Corp. Class A (IT Svs.)		5,921	319,852
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	2,715	69,314
MobileIron, Inc. (Software)	(a)	5,010	27,405
New Relic, Inc. (Software)	(a)	8,440	833,028
NIC, Inc. (IT Svs.)		20,944	357,933
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,891	778,852
Paylocity Holding Corp. (Software)	(a)	10,476	934,354
PROS Holdings, Inc. (Software)	(a)	1,460	61,670
Q2 Holdings, Inc. (Software)	(a)	5,330	369,156
QAD, Inc. Class A (Software)		3,163	136,230
Qualys, Inc. (Software)	(a)	3,308	273,704
Radware Ltd. (Communications Equip.)	(a)	5,120	133,786
Rapid7, Inc. (Software)	(a)	4,079	206,438
Rubicon Project, Inc. / The (Software)	(a)	9,559	58,119
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	10,703	308,782
ScanSource, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,072	289,139
Semtech Corp. (Semiconductors & Equip.)	(a)	2,417	123,049
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	2,142	173,202
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)		1,921	76,148
SPS Commerce, Inc. (Software)	(a)	1,825	193,560
Synaptics, Inc. (Semiconductors & Equip.)	(a)	12,489	496,438
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	590	60,422
Tenable Holdings, Inc. (Software)	(a)	9,582	303,366
Trade Desk, Inc. / The Class A (Software)	(a)	2,528	500,418
Virtusa Corp. (IT Svs.)	(a)	1,561	83,435
Workiva, Inc. (Software)	(a)	9,291	471,054
Yext, Inc. (Software)	(a)	9,081	198,511
Zscaler, Inc. (Software)	(a)	4,150	294,360

			17,022,664

Common Stocks (Continued)		Shares	Value

MATERIALS – 2.6%
Boise Cascade Co. (Paper & Forest Products)		4,207	$112,579
Carpenter Technology Corp. (Metals & Mining)		2,492	114,258
Hawkins, Inc. (Chemicals)		646	23,792
Innospec, Inc. (Chemicals)		9,822	818,664
Kaiser Aluminum Corp. (Metals & Mining)		6,645	695,931
PolyOne Corp. (Chemicals)		13,667	400,580
Ryerson Holding Corp. (Metals & Mining)	(a)	4,222	36,140

			2,201,944

REAL ESTATE – 3.7%
Chesapeake Lodging Trust (Equity REIT)		4,768	132,598
EastGroup Properties, Inc. (Equity REIT)		2,865	319,849
First Industrial Realty Trust, Inc. (Equity REIT)		19,905	703,841
Four Corners Property Trust, Inc. (Equity REIT)		3,789	112,154
Getty Realty Corp. (Equity REIT)		1,852	59,320
Hersha Hospitality Trust (Equity REIT)		18,852	323,123
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	(a)	17,843	726,745
RLJ Lodging Trust (Equity REIT)		18,250	320,653
Ryman Hospitality Properties, Inc. (Equity REIT)		2,731	224,597
Sunstone Hotel Investors, Inc. (Equity REIT)		17,352	249,869

			3,172,749

UTILITIES – 0.2%
SJW Group (Water Utilities)		2,346	144,842

Total Common Stocks (Cost $84,753,789)			$84,601,000

Money Market Funds – 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b)	977,730	$977,827

Total Money Market Funds (Cost $977,905)			$977,827

Total Investments – 99.3% (Cost $85,731,694)	(c)		$85,578,827
Other Assets in Excess of Liabilities – 0.7%	(d)		622,383

Net Assets – 100.0%			$86,201,210

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:   American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $49,700 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	14	June 21, 2019	$1,070,997	$1,080,660	$9,663	$2,520

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON ICON Balanced Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 61.1%						Shares	Value

COMMUNICATION SERVICES – 2.2%
Alphabet, Inc. Class C (Interactive Media & Svs.)				(a	)	4,386	$5,146,138
Facebook, Inc. Class A (Interactive Media & Svs.)				(a	)	33,254	5,543,109

							10,689,247

CONSUMER DISCRETIONARY – 10.1%
AutoZone, Inc. (Specialty Retail)				(a	)	5,302	5,429,884
Brunswick Corp. (Leisure Products)						147,713	7,434,395
D.R. Horton, Inc. (Household Durables)						138,020	5,711,268
eBay, Inc. (Internet & Direct Marketing Retail)						325,000	12,070,500
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)						130,000	10,947,300
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)						74,464	8,535,064

							50,128,411

ENERGY – 5.0%
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)						68,171	4,765,153
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)						61,404	6,234,348
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)						85,352	5,108,317
Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)				(a	)	239,508	4,622,505
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)				(a	)	772,526	3,955,333

							24,685,656

FINANCIALS – 10.4%
Bank of America Corp. (Banks)						431,610	11,908,120
JPMorgan Chase & Co. (Banks)						117,804	11,925,299
KeyCorp (Banks)						297,895	4,691,846
Lincoln National Corp. (Insurance)						62,352	3,660,063
Signature Bank (Banks)						76,139	9,751,122
SVB Financial Group (Banks)				(a	)	43,537	9,680,887

							51,617,337

HEALTH CARE – 8.7%
AbbVie, Inc. (Biotechnology)						63,768	5,139,063
Cigna Corp. (Health Care Providers & Svs.)						45,891	7,380,190
Jazz Pharmaceuticals PLC (Pharmaceuticals)				(a	)	61,044	8,726,240
PerkinElmer, Inc. (Life Sciences Tools & Svs.)						90,266	8,698,032
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)				(a	)	47,705	5,261,384
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)						28,951	7,924,468

							43,129,377

INDUSTRIALS – 7.7%
A.O. Smith Corp. (Building Products)						193,121	10,297,212
Air Lease Corp. (Trading Companies & Distributors)						99,448	3,416,039
Canadian Pacific Railway Ltd. (Road & Rail)						35,264	7,265,442
Masco Corp. (Building Products)						160,779	6,320,222
Union Pacific Corp. (Road & Rail)						63,320	10,587,104

							37,886,019

INFORMATION TECHNOLOGY – 11.4%
Mastercard, Inc. Class A (IT Svs.)						76,152	17,929,988
Monolithic Power Systems, Inc. (Semiconductors & Equip.)						112,730	15,273,788
Skyworks Solutions, Inc. (Semiconductors & Equip.)						103,262	8,517,050
Visa, Inc. (IT Svs.)						92,613	14,465,224

							56,186,050

MATERIALS – 5.6%
Eagle Materials, Inc. (Construction Materials)						62,138	5,238,233
Graphic Packaging Holding Co. (Containers & Packaging)						216,477	2,734,105
International Paper Co. (Containers & Packaging)						215,900	9,989,693
Packaging Corp. of America (Containers & Packaging)						100,700	10,007,566

							27,969,597

Total Common Stocks (Cost $273,286,058)							$302,291,694

Corporate Bonds – 20.3%			Rate	Maturity		Face Amount	Value

COMMUNICATION SERVICES – 1.0%
CSC Holdings LLC (Media)	(b	)	10.875%	10/15/2025		$4,100,000	$4,733,450

CONSUMER DISCRETIONARY – 3.3%
Brookfield Residential Properties, Inc. (Household Durables)	(b	)	6.500%	12/15/2020		2,400,000	2,400,000
Foot Locker, Inc. (Specialty Retail)			8.500%	01/15/2022		350,000	385,000
Lear Corp. (Auto Components)			5.375%	03/15/2024		1,000,000	1,027,680
Penske Automotive Group, Inc. (Specialty Retail)			5.750%	10/01/2022		1,090,000	1,107,713
Reliance Intermediate Holdings LP (Specialty Retail)	(b	)	6.500%	04/01/2023		4,012,000	4,142,390
Silversea Cruise Finance Ltd. (Hotels, Restaurants & Leisure)	(b	)	7.250%	02/01/2025		2,955,000	3,195,832
William Carter Co. / The (Textiles, Apparel & Luxury Goods)			5.250%	08/15/2021		695,000	704,105
William Lyon Homes, Inc. (Textiles, Apparel & Luxury Goods)			7.000%	08/15/2022		3,250,000	3,258,125

							16,220,845

CONSUMER STAPLES – 1.1%
Central Garden & Pet Co. (Household Products)			6.125%	11/15/2023		2,229,000	2,326,519

48	(continued)

Ohio National Fund, Inc.	ON ICON Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

CONSUMER STAPLES (continued)
Conagra Brands, Inc. (Food Products)		7.125%	10/01/2026	$1,000,000	$1,162,319
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	2,080,000	2,127,614

					5,616,452

ENERGY – 2.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	3,608,000	3,707,220
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/01/2024	4,845,000	5,075,137
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.375%	11/01/2021	1,300,000	1,304,875
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	3,954,000	3,983,549

					14,070,781

FINANCIALS – 3.5%
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	6,140,000	6,372,139
Nationwide Mutual Insurance Co. (Insurance)	(b)	7.875%	04/01/2033	2,700,000	3,741,559
Prudential Financial, Inc. (Rate is fixed until 09/15/2022, at which point, the rate becomes QL + 418) (Insurance)	(c)	5.875%	09/15/2042	4,000,000	4,230,000
Willis North America, Inc. (Insurance)		7.000%	09/29/2019	3,000,000	3,055,794

					17,399,492

HEALTH CARE – 2.1%
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	7.000%	03/15/2024	3,400,000	3,597,200
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.875%	05/15/2024	3,000,000	3,020,273
Centene Corp. (Health Care Providers & Svs.)		5.625%	02/15/2021	510,000	517,650
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	1,500,000	1,588,337
Horizon Pharma U.S.A., Inc. (Pharmaceuticals)	(b)	8.750%	11/01/2024	1,700,000	1,846,625

					10,570,085

INDUSTRIALS – 1.2%
Air Canada (Airlines)	(b)	7.750%	04/15/2021	109,000	116,766
Multi-Color Corp. (Commercial Svs. & Supplies)	(b)	4.875%	11/01/2025	1,500,000	1,548,750
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		7.875%	03/15/2021	618,000	634,223
USG Corp. (Building Products)	(b)	5.500%	03/01/2025	2,700,000	2,741,850
XPO Logistics, Inc. (Air Freight & Logistics)	(b)	6.500%	06/15/2022	1,050,000	1,073,100

					6,114,689

INFORMATION TECHNOLOGY – 1.3%
Amkor Technology, Inc. (Semiconductors & Equip.)		6.375%	10/01/2022	3,500,000	3,559,150
Dell International LLC / EMC Corp. (Computers & Peripherals)	(b)	7.125%	06/15/2024	1,000,000	1,060,377
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.625%	06/01/2023	1,615,000	1,677,178

					6,296,705

MATERIALS – 3.0%
First Quantum Minerals Ltd. (Metals & Mining)	(b)	7.000%	02/15/2021	535,000	544,028
Hecla Mining Co. (Metals & Mining)		6.875%	05/01/2021	550,000	550,000
Standard Industries, Inc. (Construction Materials)	(b)	5.500%	02/15/2023	1,185,000	1,205,737
Teck Resources Ltd. (Metals & Mining)	(b)	8.500%	06/01/2024	7,885,000	8,454,416
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	3,600,000	3,834,954

					14,589,135

UTILITIES – 1.0%
Vistra Energy Corp. (Ind. Power & Renewable Elec.)		7.625%	11/01/2024	2,995,000	3,167,272
Vistra Energy Corp. (Ind. Power & Renewable Elec.)	(b)	8.125%	01/30/2026	1,500,000	1,636,875

					4,804,147

Total Corporate Bonds (Cost $101,032,473)					$100,415,781

U.S. Treasury Obligations – 5.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.500%	12/31/2020	$14,000,000	$14,044,297
U.S. Treasury Note		2.500%	01/31/2021	3,000,000	3,011,016
U.S. Treasury Note		2.625%	02/15/2029	11,750,000	11,978,574

Total U.S. Treasury Obligations (Cost $28,641,809)					$29,033,887

Closed-End Mutual Funds – 3.4%				Shares	Value

Alliance California Municipal Income Fund, Inc.				41,441	$612,498
BlackRock Enhanced Government Fund, Inc.				15,970	209,207
BlackRock Income Trust, Inc.				1,063,378	6,327,099
Dreyfus Municipal Income, Inc.				41,715	350,823
Duff & Phelps Utility and Corporate Bond Trust, Inc.				137,279	1,183,345
Eaton Vance Municipal Bond Fund				204,664	2,537,835

49	(continued)

Ohio National Fund, Inc.	ON ICON Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Closed-End Mutual Funds (Continued)							Shares	Value
Nuveen Mortgage Opportunity Term Fund							190,311	$4,420,925
Nuveen Mortgage Opportunity Term Fund 2							46,945	1,056,262

Total Closed-End Mutual Funds (Cost $16,774,905)								$16,697,994

Preferred Securities – 2.0%						Rate	Quantity	Value

FINANCIALS – 1.6%
Argo Group U.S., Inc. (Insurance)						6.500%	100,257	$2,556,553
Wells Fargo & Co. (Banks)						7.500%	3,062	3,957,176
Wells Fargo & Co. DR (Banks)						6.000%	54,265	1,424,456

								7,938,185

REAL ESTATE – 0.4%
Equity Commonwealth (Equity REIT)						6.500%	78,474	2,147,049

Total Preferred Securities (Cost $9,931,357)								$10,085,234

Asset-Backed Securities – 1.3%					Rate	Maturity	Face Amount	Value

FINANCIALS – 1.2%
SMB Private Education Loan Trust 2014-A C			(b	)	4.500%	09/15/2045	$6,250,000	$5,920,757

INDUSTRIALS – 0.1%
United Airlines 2007-1 Class B Pass Through Trust					7.336%	07/02/2019	718,357	724,643

Total Asset-Backed Securities (Cost $6,769,278)								$6,645,400

Purchased Options – 0.1%			Notional Amount		Expiration	Exercise Price	Contracts	Value
S&P 500 Index Put Option			$53,853,600		April 2019	$2,400	190	$8,550
S&P 500 Index Put Option			53,853,600		June 2019	$2,600	190	368,600

Total Purchased Options (Cost $1,230,762)								$377,150

Money Market Funds – 6.0%							Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(d	)					29,983,479	$29,986,477

Total Money Market Funds (Cost $29,988,336)								$29,986,477

Total Investments – 100.1% (Cost $467,654,978)	(e	)						$495,533,617
Liabilities in Excess of Other Assets – (0.1)%								(581,650)

Net Assets – 100.0%								$494,951,967

Percentages are stated as a percent of net assets.

Abbreviations:

DR:	Depositary Receipt
QL:	Quarterly U.S. LIBOR Rate, 2.600% at 03/31/2019

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2019, the value of these securities totaled $51,764,504, or 10.5% of the Portfolio’s net assets.

(c)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2019.

(d)	Rate represents the seven-day yield at March 31, 2019.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

50

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 99.6%		Shares	Value
COMMUNICATION SERVICES – 2.5%
AMC Networks, Inc. Class A (Media)	(a)	8,378	$475,535
Cable One, Inc. (Media)		929	911,702
Cars.com, Inc. (Interactive Media & Svs.)	(a)	11,613	264,776
Cinemark Holdings, Inc. (Entertainment)		19,951	797,841
John Wiley & Sons, Inc. Class A (Media)		8,473	374,676
Live Nation Entertainment, Inc. (Entertainment)	(a)	25,879	1,644,352
Meredith Corp. (Media)		7,488	413,787
New York Times Co. / The Class A (Media)		26,597	873,712
TEGNA, Inc. (Media)		40,432	570,091
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		17,563	539,711
World Wrestling Entertainment, Inc. Class A (Entertainment)		8,189	710,641
Yelp, Inc. (Interactive Media & Svs.)	(a)	14,135	487,658

			8,064,482

CONSUMER DISCRETIONARY – 11.8%
Aaron’s, Inc. (Specialty Retail)		12,587	662,076
Adient PLC (Auto Components)		16,297	211,209
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	10,821	501,229
American Eagle Outfitters, Inc. (Specialty Retail)		31,393	695,983
AutoNation, Inc. (Specialty Retail)	(a)	10,785	385,240
Bed Bath & Beyond, Inc. (Specialty Retail)		25,748	437,459
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		14,966	409,470
Brinker International, Inc. (Hotels, Restaurants & Leisure)		7,024	311,725
Brunswick Corp. (Leisure Products)		16,301	820,429
Caesars Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	109,202	948,965
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		8,527	859,436
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		7,812	382,163
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		6,640	599,326
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		4,503	727,730
Dana, Inc. (Auto Components)		26,850	476,319
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,456	801,978
Delphi Technologies PLC (Auto Components)		16,542	318,599
Dick’s Sporting Goods, Inc. (Specialty Retail)		13,790	507,610
Dillard’s, Inc. Class A (Multiline Retail)		3,461	249,261
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		7,682	1,982,724
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		15,478	1,162,398
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	12,183	568,824
Five Below, Inc. (Specialty Retail)	(a)	10,444	1,297,667
Gentex Corp. (Auto Components)		48,551	1,004,035
Goodyear Tire & Rubber Co. / The (Auto Components)		43,488	789,307
Graham Holdings Co. Class B (Diversified Consumer Svs.)		815	556,792
Helen of Troy Ltd. (Household Durables)	(a)	4,794	555,912
International Speedway Corp. Class A (Hotels, Restaurants & Leisure)		4,453	194,284
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		4,822	390,871
KB Home (Household Durables)		15,852	383,143
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		7,367	688,815
Michaels Cos., Inc. / The (Specialty Retail)	(a)	16,838	192,290
Murphy U.S.A., Inc. (Specialty Retail)	(a)	5,618	481,013
NVR, Inc. (Household Durables)	(a)	636	1,759,812
Ollie’s Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	9,659	824,203
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		4,207	222,761
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	19,915	400,292

Common Stocks (Continued)		Shares	Value
CONSUMER DISCRETIONARY (continued)
Polaris Industries, Inc. (Leisure Products)		10,733	$906,187
Pool Corp. (Distributors)		7,378	1,217,149
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	22,578	415,661
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	10,367	211,694
Service Corp. International (Diversified Consumer Svs.)		33,921	1,361,928
Signet Jewelers Ltd. (Specialty Retail)		9,733	264,348
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		13,385	660,550
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	24,997	840,149
Sotheby’s (Diversified Consumer Svs.)	(a)	6,167	232,804
Tempur Sealy International, Inc. (Household Durables)	(a)	8,590	495,385
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,481	776,193
Thor Industries, Inc. (Automobiles)		9,798	611,101
Toll Brothers, Inc. (Household Durables)		25,102	908,692
TRI Pointe Group, Inc. (Household Durables)	(a)	26,539	335,453
Tupperware Brands Corp. (Household Durables)		9,116	233,187
Urban Outfitters, Inc. (Specialty Retail)	(a)	14,116	418,398
Visteon Corp. (Auto Components)	(a)	5,290	356,282
Weight Watchers International, Inc. (Diversified Consumer Svs.)	(a)	7,262	146,329
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		34,065	609,423
Williams-Sonoma, Inc. (Specialty Retail)		15,013	844,782
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		17,693	716,390
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		18,334	916,517

			37,239,952

CONSUMER STAPLES – 2.8%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,631	480,705
Casey’s General Stores, Inc. (Food & Staples Retailing)		6,857	882,976
Edgewell Personal Care Co. (Personal Products)	(a)	10,137	444,913
Energizer Holdings, Inc. (Household Products)		11,911	535,161
Flowers Foods, Inc. (Food Products)		34,374	732,854
Hain Celestial Group, Inc. / The (Food Products)	(a)	16,753	387,329
Ingredion, Inc. (Food Products)		12,488	1,182,489
Lancaster Colony Corp. (Food Products)		3,655	572,702
Nu Skin Enterprises, Inc. Class A (Personal Products)		10,370	496,308
Post Holdings, Inc. (Food Products)	(a)	12,456	1,362,686
Sanderson Farms, Inc. (Food Products)		3,653	481,612
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	23,249	500,783
Tootsie Roll Industries, Inc. (Food Products)		3,558	132,497
TreeHouse Foods, Inc. (Food Products)	(a)	10,489	677,065

			8,870,080

ENERGY – 3.8%
Apergy Corp. (Energy Equip. & Svs.)	(a)	14,490	594,959
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	42,594	321,585
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	195,587	606,320
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	37,151	400,116
Core Laboratories N.V. (Energy Equip. & Svs.)		8,299	572,050
Ensco PLC Class A (Energy Equip. & Svs.)		81,816	321,537
EQT Corp. (Oil, Gas & Consumable Fuels)		47,712	989,547
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		38,102	829,862
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	19,376	374,538
McDermott International, Inc. (Energy Equip. & Svs.)	(a)	33,898	252,201

51	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
ENERGY (continued)
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		30,471	$892,800
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	50,639	305,860
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	18,493	291,635
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		40,025	561,150
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		22,449	699,062
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	44,279	344,933
Range Resources Corp. (Oil, Gas & Consumable Fuels)		38,876	436,966
Rowan Cos. PLC Class A (Energy Equip. & Svs.)	(a)	23,853	257,374
SM Energy Co. (Oil, Gas & Consumable Fuels)		19,303	337,609
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	101,397	475,552
Transocean Ltd. (Energy Equip. & Svs.)	(a)	94,854	826,178
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		12,583	363,523
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	73,915	969,026

			12,024,383

FINANCIALS – 15.9%
Alleghany Corp. (Insurance)	(a)	2,705	1,656,542
American Financial Group, Inc. (Insurance)		13,215	1,271,415
Associated Banc-Corp. (Banks)		30,782	657,196
BancorpSouth Bank (Banks)		16,987	479,373
Bank of Hawaii Corp. (Banks)		7,719	608,798
Bank OZK (Banks)		22,642	656,165
Brown & Brown, Inc. (Insurance)		43,483	1,283,183
Cathay General Bancorp (Banks)		14,325	485,761
Chemical Financial Corp. (Banks)		13,383	550,844
CNO Financial Group, Inc. (Insurance)		30,105	487,099
Commerce Bancshares, Inc. (Banks)		18,487	1,073,355
Cullen / Frost Bankers, Inc. (Banks)		11,799	1,145,329
East West Bancorp, Inc. (Banks)		27,079	1,298,980
Eaton Vance Corp. (Capital Markets)		21,570	869,487
Evercore, Inc. Class A (Capital Markets)		7,678	698,698
FactSet Research Systems, Inc. (Capital Markets)		7,124	1,768,675
Federated Investors, Inc. Class B (Capital Markets)		17,905	524,796
First American Financial Corp. (Insurance)		20,880	1,075,320
First Financial Bankshares, Inc. (Banks)		12,702	733,922
First Horizon National Corp. (Banks)		59,607	833,306
FNB Corp. (Banks)		60,780	644,268
Fulton Financial Corp. (Banks)		31,821	492,589
Genworth Financial, Inc. Class A (Insurance)	(a)	93,729	358,982
Green Dot Corp. Class A (Consumer Finance)	(a)	8,920	540,998
Hancock Whitney Corp. (Banks)		16,050	648,420
Hanover Insurance Group, Inc. / The (Insurance)		7,600	867,692
Home BancShares, Inc. (Banks)		29,070	510,760
Interactive Brokers Group, Inc. Class A (Capital Markets)		14,063	729,588
International Bancshares Corp. (Banks)		10,201	387,944
Janus Henderson Group PLC (Capital Markets)		30,902	771,932
Kemper Corp. (Insurance)		11,402	868,148
Legg Mason, Inc. (Capital Markets)		16,012	438,248
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	1,394	490,075
MarketAxess Holdings, Inc. (Capital Markets)		7,053	1,735,602
Mercury General Corp. (Insurance)		5,084	254,556
Navient Corp. (Consumer Finance)		40,758	471,570
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		87,534	1,012,768
Old Republic International Corp. (Insurance)		53,308	1,115,203
PacWest Bancorp (Banks)		22,627	851,001
Pinnacle Financial Partners, Inc. (Banks)		13,651	746,710
Primerica, Inc. (Insurance)		7,976	974,268
Prosperity Bancshares, Inc. (Banks)		12,429	858,347
Reinsurance Group of America, Inc. (Insurance)		11,765	1,670,395

Common Stocks (Continued)		Shares	Value
FINANCIALS (continued)
RenaissanceRe Holdings Ltd. (Insurance)		7,906	$1,134,511
SEI Investments Co. (Capital Markets)		24,180	1,263,405
Signature Bank (Banks)		10,320	1,321,682
SLM Corp. (Consumer Finance)		81,673	809,379
Sterling Bancorp (Banks)		39,841	742,238
Stifel Financial Corp. (Capital Markets)		13,463	710,308
Synovus Financial Corp. (Banks)		29,809	1,024,237
TCF Financial Corp. (Banks)		30,715	635,493
Texas Capital Bancshares, Inc. (Banks)	(a)	9,403	513,310
Trustmark Corp. (Banks)		12,209	410,589
UMB Financial Corp. (Banks)		8,269	529,547
Umpqua Holdings Corp. (Banks)		41,275	681,037
United Bankshares, Inc. (Banks)		19,125	693,090
Valley National Bancorp (Banks)		61,925	593,242
W.R. Berkley Corp. (Insurance)		18,054	1,529,535
Washington Federal, Inc. (Thrifts & Mortgage Finance)		15,192	438,897
Webster Financial Corp. (Banks)		17,286	875,882
Wintrust Financial Corp. (Banks)		10,581	712,419

			50,217,109

HEALTH CARE – 9.7%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	16,557	485,286
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	32,092	306,158
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	5,456	672,506
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,891	379,468
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,771	1,152,719
Bio-Techne Corp. (Life Sciences Tools & Svs.)		7,074	1,404,543
Cantel Medical Corp. (Health Care Equip. & Supplies)		6,785	453,849
Catalent, Inc. (Pharmaceuticals)	(a)	27,279	1,107,255
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	9,033	1,312,043
Chemed Corp. (Health Care Providers & Svs.)		2,991	957,329
Covetrus, Inc. (Health Care Providers & Svs.)	(a)	17,911	570,465
Encompass Health Corp. (Health Care Providers & Svs.)		18,467	1,078,473
Exelixis, Inc. (Biotechnology)	(a)	56,215	1,337,917
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	14,256	704,389
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,554	835,784
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	10,167	752,155
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		12,486	1,321,768
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,105	743,120
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	3,351	319,585
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	13,242	737,844
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	3,829	481,343
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,119	886,823
Mallinckrodt PLC (Pharmaceuticals)	(a)	15,635	339,905
Masimo Corp. (Health Care Equip. & Supplies)	(a)	9,163	1,267,060
Medidata Solutions, Inc. (Health Care Technology)	(a)	11,665	854,344
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	16,468	447,435
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,692	1,659,796
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	9,672	549,273
Patterson Cos., Inc. (Health Care Providers & Svs.)		15,476	338,151
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	11,047	1,218,374
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	9,706	290,306
STERIS PLC (Health Care Equip. & Supplies)		15,841	2,028,123
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	11,391	589,598
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	15,574	449,154

52	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
United Therapeutics Corp. (Biotechnology)	(a)	8,189	$961,143
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		13,894	1,531,119

			30,524,603

INDUSTRIALS – 15.3%
Acuity Brands, Inc. (Electrical Equip.)		7,472	896,715
AECOM (Construction & Engineering)	(a)	29,176	865,652
AGCO Corp. (Machinery)		12,038	837,243
ASGN, Inc. (Professional Svs.)	(a)	9,862	626,138
Avis Budget Group, Inc. (Road & Rail)	(a)	11,921	415,566
Brink’s Co. / The (Commercial Svs. & Supplies)		9,299	701,238
Carlisle Cos., Inc. (Industrial Conglomerates)		10,728	1,315,467
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,520	680,966
Colfax Corp. (Machinery)	(a)	17,800	528,304
Crane Co. (Machinery)		9,516	805,244
Curtiss-Wright Corp. (Aerospace & Defense)		8,015	908,420
Deluxe Corp. (Commercial Svs. & Supplies)		8,180	357,630
Donaldson Co., Inc. (Machinery)		23,955	1,199,187
Dycom Industries, Inc. (Construction & Engineering)	(a)	5,889	270,541
EMCOR Group, Inc. (Construction & Engineering)		10,489	766,536
EnerSys (Electrical Equip.)		8,063	525,385
GATX Corp. (Trading Companies & Distributors)		6,855	523,516
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	10,542	918,630
Graco, Inc. (Machinery)		30,961	1,533,189
Granite Construction, Inc. (Construction & Engineering)		8,745	377,347
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		13,809	455,559
Herman Miller, Inc. (Commercial Svs. & Supplies)		11,031	388,071
HNI Corp. (Commercial Svs. & Supplies)		8,146	295,618
Hubbell, Inc. (Electrical Equip.)		10,227	1,206,581
IDEX Corp. (Machinery)		14,178	2,151,370
Insperity, Inc. (Professional Svs.)		6,978	862,899
ITT, Inc. (Machinery)		16,370	949,460
JetBlue Airways Corp. (Airlines)	(a)	57,413	939,277
KBR, Inc. (Construction & Engineering)		26,399	503,957
Kennametal, Inc. (Machinery)		15,395	565,766
Kirby Corp. (Marine)	(a)	10,092	758,010
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		23,331	762,457
Landstar System, Inc. (Road & Rail)		7,513	821,847
Lennox International, Inc. (Building Products)		6,715	1,775,446
Lincoln Electric Holdings, Inc. (Machinery)		11,845	993,440
ManpowerGroup, Inc. (Professional Svs.)		11,310	935,224
MasTec, Inc. (Construction & Engineering)	(a)	11,535	554,833
MSA Safety, Inc. (Commercial Svs. & Supplies)		6,553	677,580
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,456	699,396
Nordson Corp. (Machinery)		9,650	1,278,818
NOW, Inc. (Trading Companies & Distributors)	(a)	20,327	283,765
nVent Electric PLC (Electrical Equip.)		30,208	815,012
Old Dominion Freight Line, Inc. (Road & Rail)		12,148	1,754,050
Oshkosh Corp. (Machinery)		13,120	985,706
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		35,178	241,673
Regal Beloit Corp. (Electrical Equip.)		8,015	656,188
Resideo Technologies, Inc. (Building Products)	(a)	23,029	444,229
Ryder System, Inc. (Road & Rail)		9,932	615,685
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	15,949	867,944
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	6,782	1,607,402
Terex Corp. (Machinery)		11,604	372,836
Timken Co. / The (Machinery)		12,772	557,115
Toro Co. / The (Machinery)		19,879	1,368,470
Trex Co., Inc. (Building Products)	(a)	11,100	682,872
Trinity Industries, Inc. (Machinery)		24,973	542,663
Valmont Industries, Inc. (Construction & Engineering)		4,110	534,711

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Watsco, Inc. (Trading Companies & Distributors)		6,019	$861,981
Werner Enterprises, Inc. (Road & Rail)		8,185	279,518
Woodward, Inc. (Machinery)		10,466	993,119
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	20,453	1,099,144

			48,192,606

INFORMATION TECHNOLOGY – 16.2%
ACI Worldwide, Inc. (Software)	(a)	21,755	715,087
ARRIS International PLC (Communications Equip.)	(a)	30,642	968,594
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,906	1,225,716
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		20,310	880,845
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,380	396,306
Blackbaud, Inc. (Software)		9,097	725,304
CACI International, Inc. Class A (IT Svs.)	(a)	4,657	847,667
CDK Global, Inc. (Software)		23,359	1,373,976
Ciena Corp. (Communications Equip.)	(a)	26,941	1,005,977
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	11,078	466,051
Cognex Corp. (Electronic Equip., Instr. & Comp.)		31,957	1,625,333
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,557	645,818
CommVault Systems, Inc. (Software)	(a)	7,221	467,488
CoreLogic, Inc. (IT Svs.)	(a)	15,002	558,975
Cree, Inc. (Semiconductors & Equip.)	(a)	19,334	1,106,292
Cypress Semiconductor Corp. (Semiconductors & Equip.)		68,156	1,016,888
Fair Isaac Corp. (Software)	(a)	5,445	1,479,025
First Solar, Inc. (Semiconductors & Equip.)	(a)	14,146	747,475
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	24,169	1,184,039
InterDigital, Inc. (Communications Equip.)		6,110	403,138
j2 Global, Inc. (Software)		8,676	751,342
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		26,372	701,231
Leidos Holdings, Inc. (IT Svs.)		27,346	1,752,605
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,628	844,517
LiveRamp Holdings, Inc. (IT Svs.)	(a)	12,781	697,459
LogMeIn, Inc. (Software)		9,522	762,712
Lumentum Holdings, Inc. (Communications Equip.)	(a)	14,254	805,921
Manhattan Associates, Inc. (Software)	(a)	12,178	671,130
MAXIMUS, Inc. (IT Svs.)		11,950	848,211
MKS Instruments, Inc. (Semiconductors & Equip.)		10,152	944,644
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		7,395	1,001,949
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		21,055	934,000
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	22,280	608,021
NetScout Systems, Inc. (Communications Equip.)	(a)	13,120	368,278
Perspecta, Inc. (IT Svs.)		26,341	532,615
Plantronics, Inc. (Communications Equip.)		6,137	282,977
PTC, Inc. (Software)	(a)	19,974	1,841,203
Sabre Corp. (IT Svs.)		51,585	1,103,403
Science Applications International Corp. (IT Svs.)		9,532	733,487
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	8,071	652,621
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,444	256,149
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		7,765	740,703
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,990	715,846
Teradata Corp. (Software)	(a)	21,971	959,034
Teradyne, Inc. (Semiconductors & Equip.)		32,521	1,295,637
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	47,103	1,902,961
Tyler Technologies, Inc. (Software)	(a)	7,172	1,465,957
Ultimate Software Group, Inc. / The (Software)	(a)	5,926	1,956,350
Universal Display Corp. (Semiconductors & Equip.)		7,942	1,213,935

53	(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Versum Materials, Inc. (Semiconductors & Equip.)		20,437	$1,028,185
ViaSat, Inc. (Communications Equip.)	(a)	10,649	825,298
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		24,693	456,080
WEX, Inc. (IT Svs.)	(a)	8,073	1,549,935
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	10,080	2,112,062

			51,156,452

MATERIALS – 6.9%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	23,508	601,100
AptarGroup, Inc. (Containers & Packaging)		11,787	1,254,019
Ashland Global Holdings, Inc. (Chemicals)		11,702	914,277
Bemis Co., Inc. (Containers & Packaging)		17,056	946,267
Cabot Corp. (Chemicals)		11,149	464,133
Carpenter Technology Corp. (Metals & Mining)		8,874	406,873
Chemours Co. / The (Chemicals)		31,287	1,162,625
Commercial Metals Co. (Metals & Mining)		22,029	376,255
Compass Minerals International, Inc. (Metals & Mining)		6,345	344,978
Domtar Corp. (Paper & Forest Products)		11,776	584,678
Eagle Materials, Inc. (Construction Materials)		8,597	724,727
Greif, Inc. Class A (Containers & Packaging)		4,917	202,826
Ingevity Corp. (Chemicals)	(a)	7,796	823,336
Louisiana-Pacific Corp. (Paper & Forest Products)		25,363	618,350
Minerals Technologies, Inc. (Chemicals)		6,599	387,955
NewMarket Corp. (Chemicals)		1,634	708,437
Olin Corp. (Chemicals)		30,885	714,679
Owens-Illinois, Inc. (Containers & Packaging)		28,774	546,131
PolyOne Corp. (Chemicals)		14,558	426,695
Reliance Steel & Aluminum Co. (Metals & Mining)		12,550	1,132,763
Royal Gold, Inc. (Metals & Mining)		12,272	1,115,893
RPM International, Inc. (Chemicals)		24,658	1,431,150
Scotts Miracle-Gro Co. / The (Chemicals)		7,356	578,034
Sensient Technologies Corp. (Chemicals)		7,922	537,032
Silgan Holdings, Inc. (Containers & Packaging)		14,466	428,628
Sonoco Products Co. (Containers & Packaging)		18,713	1,151,411
Steel Dynamics, Inc. (Metals & Mining)		42,964	1,515,340
United States Steel Corp. (Metals & Mining)		32,445	632,353
Valvoline, Inc. (Chemicals)		35,244	654,129
Worthington Industries, Inc. (Metals & Mining)		7,354	274,451

			21,659,525

REAL ESTATE – 10.1%
Alexander & Baldwin, Inc. (Equity REIT)		12,665	322,198
American Campus Communities, Inc. (Equity REIT)		25,669	1,221,331
Brixmor Property Group, Inc. (Equity REIT)		55,941	1,027,636
Camden Property Trust (Equity REIT)		18,078	1,834,917
CoreCivic, Inc. (Equity REIT)		22,227	432,315
CoreSite Realty Corp. (Equity REIT)		6,876	735,870
Corporate Office Properties Trust (Equity REIT)		20,655	563,881
Cousins Properties, Inc. (Equity REIT)		78,751	760,735
CyrusOne, Inc. (Equity REIT)		20,278	1,063,378
Douglas Emmett, Inc. (Equity REIT)		30,282	1,223,998
EPR Properties (Equity REIT)		14,032	1,079,061
First Industrial Realty Trust, Inc. (Equity REIT)		23,705	838,209

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
GEO Group, Inc. / The (Equity REIT)		22,613	$434,170
Healthcare Realty Trust, Inc. (Equity REIT)		23,472	753,686
Highwoods Properties, Inc. (Equity REIT)		19,400	907,532
Hospitality Properties Trust (Equity REIT)		30,803	810,427
JBG SMITH Properties (Equity REIT)		20,668	854,622
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		8,545	1,317,468
Kilroy Realty Corp. (Equity REIT)		18,886	1,434,581
Lamar Advertising Co. Class A (Equity REIT)		15,952	1,264,356
Liberty Property Trust (Equity REIT)		27,715	1,341,960
Life Storage, Inc. (Equity REIT)		8,736	849,751
Mack-Cali Realty Corp. (Equity REIT)		16,907	375,335
Medical Properties Trust, Inc. (Equity REIT)		71,382	1,321,281
National Retail Properties, Inc. (Equity REIT)		30,229	1,674,384
Omega Healthcare Investors, Inc. (Equity REIT)		38,212	1,457,788
Pebblebrook Hotel Trust (Equity REIT)		24,448	759,355
PotlatchDeltic Corp. (Equity REIT)		12,713	480,424
Rayonier, Inc. (Equity REIT)		24,256	764,549
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		21,257	242,330
Sabra Health Care REIT, Inc. (Equity REIT)		33,403	650,356
Senior Housing Properties Trust (Equity REIT)		44,530	524,563
Tanger Factory Outlet Centers, Inc. (Equity REIT)		17,575	368,723
Taubman Centers, Inc. (Equity REIT)		11,441	605,000
Uniti Group, Inc. (Equity REIT)		33,478	374,619
Urban Edge Properties (Equity REIT)		21,405	406,695
Weingarten Realty Investors (Equity REIT)		22,395	657,741

			31,735,225

UTILITIES – 4.6%
ALLETE, Inc. (Electric Utilities)		9,627	791,628
Aqua America, Inc. (Water Utilities)		33,369	1,215,966
Black Hills Corp. (Multi-Utilities)		10,116	749,292
Hawaiian Electric Industries, Inc. (Electric Utilities)		20,405	831,912
IDACORP, Inc. (Electric Utilities)		9,437	939,359
MDU Resources Group, Inc. (Multi-Utilities)		36,729	948,710
National Fuel Gas Co. (Gas Utilities)		16,162	985,236
New Jersey Resources Corp. (Gas Utilities)		16,630	828,008
NorthWestern Corp. (Multi-Utilities)		9,431	664,037
OGE Energy Corp. (Electric Utilities)		37,412	1,613,205
ONE Gas, Inc. (Gas Utilities)		9,848	876,767
PNM Resources, Inc. (Electric Utilities)		14,920	706,313
Southwest Gas Holdings, Inc. (Gas Utilities)		9,937	817,418
Spire, Inc. (Gas Utilities)		9,500	781,755
UGI Corp. (Gas Utilities)		32,536	1,803,145

			14,552,751

Total Common Stocks (Cost $321,454,274)			$314,237,168

Money Market Funds – 0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b)	1,879,645	$1,879,833

Total Money Market Funds (Cost $1,880,005)			$1,879,833

Total Investments – 100.2% (Cost $323,334,279)	(c)		$316,117,001
Liabilities in Excess of Other Assets – (0.2)%	(d)		(562,644)

Net Assets – 100.0%			$315,554,357

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $123,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	15	June 21, 2019	$2,844,193	$2,851,500	$7,307	$149,047

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Bristol Growth Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 99.3%		Shares	Value

COMMUNICATION SERVICES – 11.5%
Activision Blizzard, Inc. (Entertainment)		1,226	$55,820
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	1,449	1,705,314
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,079	2,439,312
AMC Networks, Inc. Class A (Media)	(a)	10,447	592,972
CBS Corp. Class B (Media)		4,274	203,143
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	16,452	2,742,384
Interpublic Group of Cos., Inc. / The (Media)		35,847	753,145
Netflix, Inc. (Entertainment)	(a)	2,093	746,280
Sinclair Broadcast Group, Inc. Class A (Media)		1,468	56,489
Sirius XM Holdings, Inc. (Media)		64,239	364,235
Twitter, Inc. (Interactive Media & Svs.)	(a)	10,308	338,927
Walt Disney Co. / The (Entertainment)		2,743	304,555
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,188	144,486
Zynga, Inc. Class A (Entertainment)	(a)	21,570	114,968

			10,562,030

CONSUMER DISCRETIONARY – 14.4%
Alibaba Group Holding Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	1,907	347,932
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,366	5,994,004
Best Buy Co., Inc. (Specialty Retail)		2,508	178,218
Carnival Corp. (Hotels, Restaurants & Leisure)		7,469	378,828
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	95	67,479
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		6,795	825,389
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		597	154,086
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		11,859	212,869
H&R Block, Inc. (Diversified Consumer Svs.)		3,098	74,166
Home Depot, Inc. / The (Specialty Retail)		8,583	1,646,992
Kohl’s Corp. (Multiline Retail)		1,300	89,401
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		9,247	563,697
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,954	320,202
Murphy U.S.A., Inc. (Specialty Retail)	(a)	626	53,598
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		13,698	1,153,509
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	679	37,318
Target Corp. (Multiline Retail)		8,938	717,364
TJX Cos., Inc. / The (Specialty Retail)		1,598	85,030
V.F. Corp. (Textiles, Apparel & Luxury Goods)		3,155	274,201

			13,174,283

CONSUMER STAPLES – 5.2%
Altria Group, Inc. (Tobacco)		2,214	127,150
Brown-Forman Corp. Class A (Beverages)		448	22,924
Brown-Forman Corp. Class B (Beverages)		2,622	138,389
Church & Dwight Co., Inc. (Household Products)		2,015	143,529
Costco Wholesale Corp. (Food & Staples Retailing)		2,015	487,912
Estee Lauder Cos., Inc. / The Class A (Personal Products)		1,468	243,027
Herbalife Nutrition Ltd. (Personal Products)	(a)	1,084	57,441
Hershey Co. / The (Food Products)		6,916	794,164
Lamb Weston Holdings, Inc. (Food Products)		931	69,769
Monster Beverage Corp. (Beverages)	(a)	7,680	419,175
Nu Skin Enterprises, Inc. Class A (Personal Products)		3,576	171,147

Common Stocks (Continued)		Shares	Value

CONSUMER STAPLES (continued)
PepsiCo, Inc. (Beverages)		15,822	$1,938,986
Performance Food Group Co. (Food & Staples Retailing)	(a)	4,098	162,445

			4,776,058

ENERGY – 0.2%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		666	30,290
ConocoPhillips (Oil, Gas & Consumable Fuels)		377	25,161
Halliburton Co. (Energy Equip. & Svs.)		5,624	164,783

			220,234

FINANCIALS – 4.7%
American Express Co. (Consumer Finance)		5,645	616,999
Arthur J. Gallagher & Co. (Insurance)		244	19,056
Athene Holding Ltd. Class A (Insurance)	(a)	5,911	241,169
BB&T Corp. (Banks)		4,515	210,083
Charles Schwab Corp. / The (Capital Markets)		30,140	1,288,786
Citizens Financial Group, Inc. (Banks)		3,794	123,305
Discover Financial Services (Consumer Finance)		1,064	75,714
Essent Group Ltd. (Thrifts & Mortgage Finance)	(a)	847	36,802
Evercore, Inc. Class A (Capital Markets)		276	25,116
FactSet Research Systems, Inc. (Capital Markets)		2,356	584,924
Hartford Financial Services Group, Inc. / The (Insurance)		282	14,021
Moelis & Co. Class A (Capital Markets)		3,738	155,538
TD Ameritrade Holding Corp. (Capital Markets)		8,841	441,962
Travelers Cos., Inc. / The (Insurance)		3,151	432,191
Western Alliance Bancorp (Banks)	(a)	1,713	70,302

			4,335,968

HEALTH CARE – 13.6%
AbbVie, Inc. (Biotechnology)		10,805	870,775
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	414	19,665
AmerisourceBergen Corp. (Health Care Providers & Svs.)		1,959	155,780
Amgen, Inc. (Biotechnology)		5,014	952,560
Biogen, Inc. (Biotechnology)	(a)	814	192,413
Bristol-Myers Squibb Co. (Pharmaceuticals)		1,065	50,811
Celgene Corp. (Biotechnology)	(a)	4,790	451,889
Cerner Corp. (Health Care Technology)	(a)	6,081	347,894
Chemed Corp. (Health Care Providers & Svs.)		152	48,651
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	99	11,791
Genomic Health, Inc. (Biotechnology)	(a)	3,309	231,795
Gilead Sciences, Inc. (Biotechnology)		17,632	1,146,256
Humana, Inc. (Health Care Providers & Svs.)		233	61,978
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	586	131,030
Incyte Corp. (Biotechnology)	(a)	1,397	120,156
Johnson & Johnson (Pharmaceuticals)		4,559	637,303
Masimo Corp. (Health Care Equip. & Supplies)	(a)	314	43,420
Merck & Co., Inc. (Pharmaceuticals)		11,364	945,144
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	889	365,041
Stryker Corp. (Health Care Equip. & Supplies)		7,223	1,426,687
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		10,498	2,595,735
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	4,471	567,191
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	1,751	322,096
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	317	85,511
Zoetis, Inc. (Pharmaceuticals)		6,457	650,026

			12,431,598

INDUSTRIALS – 12.4%
3M Co. (Industrial Conglomerates)		3,523	732,009
Allegion PLC (Building Products)		4,912	445,567

56	(continued)

Ohio National Fund, Inc.	ON Bristol Growth Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)		Shares	Value

INDUSTRIALS (continued)
AMETEK, Inc. (Electrical Equip.)		1,424	$118,149
Boeing Co. / The (Aerospace & Defense)		3,497	1,333,826
Caterpillar, Inc. (Machinery)		825	111,779
Crane Co. (Machinery)		11,988	1,014,425
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,712	87,706
General Dynamics Corp. (Aerospace & Defense)		890	150,659
HEICO Corp. Class A (Aerospace & Defense)		1,962	164,926
Ingersoll-Rand PLC (Machinery)		6,046	652,666
Insperity, Inc. (Professional Svs.)		6,970	861,910
Landstar System, Inc. (Road & Rail)		8,292	907,062
Lyft, Inc. Class A (Road & Rail)	(a)	3,853	301,651
PACCAR, Inc. (Machinery)		7,279	495,991
Raytheon Co. (Aerospace & Defense)		5,689	1,035,853
Republic Services, Inc. (Commercial Svs. & Supplies)		533	42,843
Robert Half International, Inc. (Professional Svs.)		5,349	348,541
Rockwell Automation, Inc. (Electrical Equip.)		6,510	1,142,245
Rollins, Inc. (Commercial Svs. & Supplies)		4,794	199,526
Snap-on, Inc. (Machinery)		4,298	672,723
Southwest Airlines Co. (Airlines)		3,058	158,741
Waste Management, Inc. (Commercial Svs. & Supplies)		1,795	186,518
Watsco, Inc. (Trading Companies & Distributors)		93	13,318
WESCO International, Inc. (Trading Companies & Distributors)	(a)	4,313	228,632

			11,407,266

INFORMATION TECHNOLOGY – 33.1%
Accenture PLC Class A (IT Svs.)		1,387	244,140
Adobe, Inc. (Software)	(a)	3,503	933,514
Amdocs Ltd. (IT Svs.)		5,118	276,935
Apple, Inc. (Tech. Hardware, Storage & Periph.)		30,645	5,821,018
Applied Materials, Inc. (Semiconductors & Equip.)		5,651	224,119
Atlassian Corp. PLC Class A (Software)	(a)	841	94,520
Automatic Data Processing, Inc. (IT Svs.)		7,548	1,205,717
Black Knight, Inc. (IT Svs.)	(a)	864	47,088
Booz Allen Hamilton Holding Corp. (IT Svs.)		7,078	411,515
Broadcom, Inc. (Semiconductors & Equip.)		1,211	364,160
Broadridge Financial Solutions, Inc. (IT Svs.)		1,849	191,723
Cadence Design Systems, Inc. (Software)	(a)	294	18,672
CDW Corp. (Electronic Equip., Instr. & Comp.)		5,710	550,273
Ciena Corp. (Communications Equip.)	(a)	3,656	136,515
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	6,244	262,685
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	14,125	828,996
Dropbox, Inc. Class A (Software)	(a)	8,974	195,633
Fidelity National Information Services, Inc. (IT Svs.)		925	104,617
First Data Corp. Class A (IT Svs.)	(a)	903	23,722
GoDaddy, Inc. Class A (IT Svs.)	(a)	4,039	303,692
HP, Inc. (Tech. Hardware, Storage & Periph.)		4,963	96,431
Intuit, Inc. (Software)		2,584	675,483
LogMeIn, Inc. (Software)		2,201	176,300

Common Stocks (Continued)		Shares	Value

INFORMATION TECHNOLOGY (continued)
Mastercard, Inc. Class A (IT Svs.)		10,462	$2,463,278
Microsoft Corp. (Software)		40,572	4,785,062
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		7,697	341,439
New Relic, Inc. (Software)	(a)	357	35,236
NVIDIA Corp. (Semiconductors & Equip.)		810	145,444
Oracle Corp. (Software)		337	18,100
Palo Alto Networks, Inc. (Software)	(a)	767	186,289
Paychex, Inc. (IT Svs.)		14,593	1,170,359
Paylocity Holding Corp. (Software)	(a)	911	81,252
PayPal Holdings, Inc. (IT Svs.)	(a)	5,724	594,380
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	13,036	284,054
RingCentral, Inc. Class A (Software)	(a)	4,152	447,586
salesforce.com, Inc. (Software)	(a)	11,106	1,758,857
ServiceNow, Inc. (Software)	(a)	2,008	494,952
Splunk, Inc. (Software)	(a)	2,545	317,107
Square, Inc. Class A (IT Svs.)	(a)	2,219	166,247
Tableau Software, Inc. Class A (Software)	(a)	4,428	563,596
Texas Instruments, Inc. (Semiconductors & Equip.)		7,309	775,266
Total System Services, Inc. (IT Svs.)		336	31,923
Ultimate Software Group, Inc. / The (Software)	(a)	206	68,007
VeriSign, Inc. (IT Svs.)	(a)	4,276	776,351
Visa, Inc. (IT Svs.)		6,959	1,086,926
Xilinx, Inc. (Semiconductors & Equip.)		4,940	626,343

			30,405,522

MATERIALS – 1.4%
Ecolab, Inc. (Chemicals)		2,916	514,791
Steel Dynamics, Inc. (Metals & Mining)		1,066	37,598
Vulcan Materials Co. (Construction Materials)		1,819	215,369
Westrock Co. (Containers & Packaging)		13,029	499,662

			1,267,420

REAL ESTATE – 2.8%
Equity LifeStyle Properties, Inc. (Equity REIT)		9,310	1,064,133
First Industrial Realty Trust, Inc. (Equity REIT)		6,219	219,904
Outfront Media, Inc. (Equity REIT)		3,901	91,283
Park Hotels & Resorts, Inc. (Equity REIT)		4,297	133,551
Prologis, Inc. (Equity REIT)		5,294	380,903
RLJ Lodging Trust (Equity REIT)		438	7,696
Simon Property Group, Inc. (Equity REIT)		3,871	705,335

			2,602,805

Total Common Stocks (Cost $84,495,638)			$91,183,184

Money Market Funds – 1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(b) 1,272,799		$1,272,926

Total Money Market Funds (Cost $1,272,957)			$1,272,926

Total Investments – 100.7% (Cost $85,768,595)	(c)		$92,456,110
Liabilities in Excess of Other Assets – (0.7)%	(d)		(667,476)

Net Assets – 100.0%			$91,788,634

57

Ohio National Fund, Inc.	ON Bristol Growth Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:  American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2019.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $42,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	7	June 21, 2019	$996,395	$993,230	$(3,165)	$4,740

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks – 46.5%			Shares	Value

COMMUNICATION SERVICES – 3.4%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a	)	5,642	$6,619,815
Comcast Corp. Class A (Media)			99,940	3,995,601
Walt Disney Co. / The (Entertainment)			19,127	2,123,671

				12,739,087

CONSUMER DISCRETIONARY – 5.9%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	1,225	2,181,419
General Motors Co. (Automobiles)			63,428	2,353,179
Hasbro, Inc. (Leisure Products)			14,693	1,249,199
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)			20,700	1,720,377
Home Depot, Inc. / The (Specialty Retail)			24,120	4,628,387
McDonald’s Corp. (Hotels, Restaurants & Leisure)			28,705	5,451,079
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			30,767	2,590,889
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a	)	17,049	937,013
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)			15,443	762,112

				21,873,654

CONSUMER STAPLES – 5.2%
Altria Group, Inc. (Tobacco)			89,658	5,149,059
Clorox Co. / The (Household Products)			6,816	1,093,696
Costco Wholesale Corp. (Food & Staples Retailing)			20,516	4,967,744
Estee Lauder Cos., Inc. / The Class A (Personal Products)			11,621	1,923,857
Hershey Co. / The (Food Products)			13,028	1,496,005
Kroger Co. / The (Food & Staples Retailing)			68,392	1,682,443
Sysco Corp. (Food & Staples Retailing)			42,687	2,849,784

				19,162,588

ENERGY – 1.0%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)			36,831	1,675,074
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)			66,692	2,162,821

				3,837,895

FINANCIALS – 5.3%
American Express Co. (Consumer Finance)			15,138	1,654,583
Bank of America Corp. (Banks)			71,001	1,958,918
CME Group, Inc. (Capital Markets)			14,009	2,305,601
Morgan Stanley (Capital Markets)			44,192	1,864,902
Progressive Corp. / The (Insurance)			24,279	1,750,273
Synchrony Financial (Consumer Finance)			81,060	2,585,814
TD Ameritrade Holding Corp. (Capital Markets)			49,645	2,481,754
U.S. Bancorp (Banks)			101,878	4,909,501

				19,511,346

HEALTH CARE – 5.9%
Abbott Laboratories (Health Care Equip. & Supplies)			39,966	3,194,882
AbbVie, Inc. (Biotechnology)			25,987	2,094,292
Allergan PLC (Pharmaceuticals)			10,955	1,603,921
Bristol-Myers Squibb Co. (Pharmaceuticals)			19,436	927,292
Eli Lilly & Co. (Pharmaceuticals)			27,554	3,575,407
Medtronic PLC (Health Care Equip. & Supplies)			25,246	2,299,406
Merck & Co., Inc. (Pharmaceuticals)			56,254	4,678,645
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			13,819	3,416,886

				21,790,731

INDUSTRIALS – 6.1%
Boeing Co. / The (Aerospace & Defense)			17,041	6,499,778
CSX Corp. (Road & Rail)			56,360	4,216,855
Deere & Co. (Machinery)			10,460	1,671,926
Delta Air Lines, Inc. (Airlines)			26,002	1,343,003
General Dynamics Corp. (Aerospace & Defense)			23,013	3,895,641
Honeywell International, Inc. (Industrial Conglomerates)			9,376	1,490,034
Parker-Hannifin Corp. (Machinery)			5,301	909,758
Stanley Black & Decker, Inc. (Machinery)			8,748	1,191,215
United Parcel Service, Inc. Class B (Air Freight & Logistics)			13,735	1,534,749

				22,752,959

INFORMATION TECHNOLOGY – 11.3%
Accenture PLC Class A (IT Svs.)			20,689	3,641,678
Adobe, Inc. (Software)	(a	)	14,578	3,884,891
Apple, Inc. (Tech. Hardware, Storage & Periph.)			27,245	5,175,188

59	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Common Stocks (Continued)			Shares	Value

INFORMATION TECHNOLOGY (continued)
Corning, Inc. (Electronic Equip., Instr. & Comp.)			45,440	$1,504,064
Intel Corp. (Semiconductors & Equip.)			71,270	3,827,199
Lam Research Corp. (Semiconductors & Equip.)			11,591	2,074,905
Mastercard, Inc. Class A (IT Svs.)			32,886	7,743,009
Microsoft Corp. (Software)			87,035	10,264,908
NVIDIA Corp. (Semiconductors & Equip.)			3,152	565,973
salesforce.com, Inc. (Software)	(a	)	5,869	929,473
Texas Instruments, Inc. (Semiconductors & Equip.)			20,854	2,211,984

				41,823,272

MATERIALS – 1.0%
LyondellBasell Industries N.V. Class A (Chemicals)			43,270	3,638,142

REAL ESTATE – 1.4%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a	)	35,471	1,754,041
Crown Castle International Corp. (Equity REIT)			12,936	1,655,808
MGM Growth Properties LLC Class A (Equity REIT)			25,542	823,729
Outfront Media, Inc. (Equity REIT)			35,375	827,775

				5,061,353

Total Common Stocks (Cost $132,917,888)				$172,191,027

U.S. Treasury Obligations – 10.8%			Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b	)	0.000%	05/09/2019	$ 200,000	$199,502
U.S. Treasury Bill	(b	)	0.000%	06/27/2019	300,000	298,296
U.S. Treasury Bill	(b	)	0.000%	08/01/2019	200,000	198,387
U.S. Treasury Bill	(b	)	0.000%	12/05/2019	300,000	295,189
U.S. Treasury Note			2.500%	02/28/2021	328,000	329,320
U.S. Treasury Note			2.250%	03/31/2021	2,419,000	2,418,244
U.S. Treasury Note			2.750%	05/31/2023	3,826,000	3,904,911
U.S. Treasury Note			2.875%	09/30/2023	3,107,000	3,191,593
U.S. Treasury Note			2.875%	10/31/2023	4,332,000	4,452,145
U.S. Treasury Note			2.875%	11/30/2023	587,000	603,807
U.S. Treasury Note			2.625%	12/31/2023	2,066,000	2,102,155
U.S. Treasury Note			2.500%	01/31/2024	2,038,000	2,062,679
U.S. Treasury Note			2.375%	02/29/2024	26,000	26,184
U.S. Treasury Note	(b	)	2.250%	11/15/2024	1,865,000	1,862,159
U.S. Treasury Note			2.875%	11/30/2025	2,000	2,070
U.S. Treasury Note			2.875%	08/15/2028	3,173,000	3,300,168
U.S. Treasury Note			3.125%	11/15/2028	5,925,000	6,291,378
U.S. Treasury Note			2.625%	02/15/2029	1,629,100	1,660,791
U.S. Treasury Note			2.250%	08/15/2046	384,000	343,230
U.S. Treasury Note			2.750%	08/15/2047	46,000	45,454
U.S. Treasury Note			2.750%	11/15/2047	2,025,000	2,000,637
U.S. Treasury Note			3.000%	02/15/2048	1,409,000	1,461,342
U.S. Treasury Note			3.125%	05/15/2048	558,000	593,071
U.S. Treasury Note			3.000%	08/15/2048	157,000	162,900
U.S. Treasury Note			3.375%	11/15/2048	930,000	1,037,422
U.S. Treasury Note			3.000%	02/15/2049	1,062,000	1,102,530

Total U.S. Treasury Obligations (Cost $38,817,936)						$39,945,564

Corporate Bonds – 10.0%			Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES – 1.8%
AT&T, Inc. (Diversified Telecom. Svs.)			4.350%	03/01/2029	$ 295,000	$301,470
AT&T, Inc. (Diversified Telecom. Svs.)			5.250%	03/01/2037	74,000	77,997
AT&T, Inc. (Diversified Telecom. Svs.)			4.850%	03/01/2039	180,000	180,944
AT&T, Inc. (Diversified Telecom. Svs.)			4.750%	05/15/2046	208,000	204,043
AT&T, Inc. (Diversified Telecom. Svs.)			5.150%	11/15/2046	165,000	169,644
AT&T, Inc. (Diversified Telecom. Svs.)			4.500%	03/09/2048	199,000	187,400
BellSouth LLC (Diversified Telecom. Svs.)	(c	)	4.333%	04/26/2019	564,000	564,615
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)			5.250%	03/15/2021	173,000	173,758
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)			4.908%	07/23/2025	201,000	211,955
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)			5.050%	03/30/2029	1,018,000	1,072,967
Comcast Corp. (Media)			3.150%	03/01/2026	146,000	145,371
Comcast Corp. (Media)			4.150%	10/15/2028	167,000	176,067
Comcast Corp. (Media)			4.250%	10/15/2030	189,000	201,014
Comcast Corp. (Media)			4.600%	10/15/2038	153,000	164,036

60	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)			Rate	Maturity	Face Amount	Value

COMMUNICATION SERVICES (continued)
Comcast Corp. (Media)			4.950%	10/15/2058	$ 158,000	$174,601
CSC Holdings LLC (Media)	(c	)	6.500%	02/01/2029	395,000	420,428
Fox Corp. (Media)	(c	)	4.030%	01/25/2024	105,000	108,956
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)			6.375%	03/01/2025	370,000	385,281
UBM PLC (Media)	(c	)	5.750%	11/03/2020	108,000	111,678
Verizon Communications, Inc. (Diversified Telecom. Svs.)			2.625%	08/15/2026	268,000	255,786
Verizon Communications, Inc. (Diversified Telecom. Svs.)			4.329%	09/21/2028	576,000	610,689
Verizon Communications, Inc. (Diversified Telecom. Svs.)			3.875%	02/08/2029	93,000	95,612
Verizon Communications, Inc. (Diversified Telecom. Svs.)			4.862%	08/21/2046	93,000	99,397
Verizon Communications, Inc. (Diversified Telecom. Svs.)			4.522%	09/15/2048	69,000	70,907
Verizon Communications, Inc. (Diversified Telecom. Svs.)			5.012%	08/21/2054	140,000	150,050
Viacom, Inc. (Entertainment)			5.850%	09/01/2043	291,000	316,568
Warner Media LLC (Entertainment)			3.600%	07/15/2025	170,000	169,900

						6,801,134

CONSUMER DISCRETIONARY – 0.2%
General Motors Co. (Automobiles)			5.000%	10/01/2028	235,000	234,609
MDC Holdings, Inc. (Household Durables)			5.500%	01/15/2024	53,000	54,457
MGM Resorts International (Hotels, Restaurants & Leisure)			6.750%	10/01/2020	303,000	317,771
MGM Resorts International (Hotels, Restaurants & Leisure)			6.625%	12/15/2021	123,000	131,456
MGM Resorts International (Hotels, Restaurants & Leisure)			7.750%	03/15/2022	44,000	48,620
Target Corp. (Multiline Retail)			3.375%	04/15/2029	79,000	80,083

						866,996

CONSUMER STAPLES – 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Beverages)			4.750%	01/23/2029	274,000	291,762
Campbell Soup Co. (Food Products)			3.950%	03/15/2025	148,000	149,035
Campbell Soup Co. (Food Products)			4.150%	03/15/2028	221,000	220,360
Campbell Soup Co. (Food Products)			4.800%	03/15/2048	516,000	481,702
General Mills, Inc. (Food Products)			4.200%	04/17/2028	290,000	301,536
Kraft Heinz Foods Co. (Food Products)			4.000%	06/15/2023	79,000	81,306
Mars, Inc. (Food Products)	(c	)	2.700%	04/01/2025	113,000	112,438
Mars, Inc. (Food Products)	(c	)	3.200%	04/01/2030	139,000	139,006
Mars, Inc. (Food Products)	(c	)	3.950%	04/01/2049	186,000	188,629
Mars, Inc. (Food Products)	(c	)	4.200%	04/01/2059	118,000	121,319
Reckson Operating Partnership LP (Household Products)			7.750%	03/15/2020	237,000	247,066
Sysco Corp. (Food & Staples Retailing)			2.500%	07/15/2021	73,000	72,388

						2,406,547

ENERGY – 1.0%
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(c	)	5.625%	10/01/2026	163,000	167,075
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)			5.000%	09/15/2022	357,000	359,668
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)			4.500%	04/15/2023	295,000	305,591
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)			4.250%	03/15/2023	146,000	149,826
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)			5.875%	01/15/2024	127,000	138,930
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)			5.500%	06/01/2027	98,000	106,342
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)			4.950%	06/15/2028	25,000	26,245
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)			6.125%	12/15/2045	77,000	83,869
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)			6.000%	06/15/2048	252,000	272,511
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)			4.150%	06/01/2025	278,000	267,575
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)			4.000%	08/01/2024	49,000	47,961
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)			5.500%	07/15/2028	294,000	297,240
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)			5.000%	10/01/2021	304,000	317,257
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			4.300%	03/01/2028	69,000	71,318
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			5.550%	06/01/2045	66,000	72,233
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)			5.200%	03/01/2048	44,000	46,409
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(c	)	4.375%	08/15/2022	248,000	251,100
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(c	)	4.875%	08/15/2027	73,000	73,730
NuStar Logistics LP (Oil, Gas & Consumable Fuels)			5.625%	04/28/2027	147,000	146,816
Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)			4.650%	10/15/2025	322,000	335,685
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(c	)	4.750%	10/01/2023	194,000	195,152
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(c	)	5.500%	09/15/2024	90,000	92,250

						3,824,783

FINANCIALS – 2.4%
Bank of America Corp. (Banks)			2.503%	10/21/2022	849,000	838,557
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(d	)	3.705%	04/24/2028	951,000	956,079
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(d	)	3.970%	03/05/2029	232,000	236,931

61	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

FINANCIALS (continued)
Bank of America Corp. (Rate is fixed until 02/07/2029, at which point, the rate becomes QL + 121) (Banks)	(d)	3.974%	02/07/2030	$ 317,000	$ 323,423
Bank of Montreal (Banks)		3.300%	02/05/2024	312,000	315,405
Brown & Brown, Inc. (Insurance)		4.500%	03/15/2029	140,000	141,632
CBOE Global Markets, Inc. (Capital Markets)		3.650%	01/12/2027	267,000	270,445
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(d)	3.887%	01/10/2028	1,168,000	1,187,066
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	46,640
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	41,000	41,963
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	229,000	234,676
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	263,000	262,494
E*TRADE Financial Corp. (Capital Markets)		3.800%	08/24/2027	214,000	207,955
E*TRADE Financial Corp. (Capital Markets)		4.500%	06/20/2028	79,000	80,326
First Republic Bank (Banks)		4.625%	02/13/2047	100,000	101,729
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	107,000	104,077
JPMorgan Chase & Co. (Banks)		2.295%	08/15/2021	292,000	288,668
JPMorgan Chase & Co. (Rate is fixed until 01/29/2026, at which point, the rate becomes QL + 125) (Banks)	(d)	3.960%	01/29/2027	508,000	525,448
JPMorgan Chase & Co. (Rate is fixed until 02/01/2027, at which point, the rate becomes QL + 134) (Banks)	(d)	3.782%	02/01/2028	348,000	354,805
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(d)	4.452%	12/05/2029	935,000	998,300
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	464,000	464,846
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(d)	4.431%	01/23/2030	230,000	242,764
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	236,000	250,055
SVB Financial Group (Banks)		5.375%	09/15/2020	139,000	143,856
Synchrony Financial (Consumer Finance)		4.375%	03/19/2024	61,000	61,818

					8,679,958

HEALTH CARE – 1.2%
AbbVie, Inc. (Biotechnology)		3.750%	11/14/2023	229,000	235,191
Aetna, Inc. (Health Care Providers & Svs.)		2.800%	06/15/2023	127,000	124,773
Allergan Finance LLC (Pharmaceuticals)		3.250%	10/01/2022	175,000	175,108
Allergan Funding SCS (Pharmaceuticals)		3.450%	03/15/2022	327,000	329,859
Allergan Funding SCS (Pharmaceuticals)		3.800%	03/15/2025	210,000	212,815
Allergan, Inc. (Pharmaceuticals)		2.800%	03/15/2023	14,000	13,725
Becton Dickinson and Co. (Health Care Equip. & Supplies)		2.894%	06/06/2022	133,000	132,301
Boston Scientific Corp. (Health Care Equip. & Supplies)		3.750%	03/01/2026	137,000	139,820
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.000%	03/01/2029	71,000	73,294
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.700%	03/01/2049	114,000	121,471
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	15,000	15,244
Centene Corp. (Health Care Providers & Svs.)		6.125%	02/15/2024	171,000	179,174
Centene Corp. (Health Care Providers & Svs.)	(c)	5.375%	06/01/2026	428,000	446,190
Cigna Corp. (Health Care Providers & Svs.)	(c)	3.400%	09/17/2021	47,000	47,501
Cigna Corp. (Health Care Providers & Svs.)	(c)	3.750%	07/15/2023	189,000	193,871
CVS Health Corp. (Health Care Providers & Svs.)		4.750%	12/01/2022	120,000	126,260
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	332,000	341,053
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	172,000	174,442
Elanco Animal Health, Inc. (Pharmaceuticals)	(c)	3.912%	08/27/2021	44,000	44,740
Elanco Animal Health, Inc. (Pharmaceuticals)	(c)	4.272%	08/28/2023	112,000	115,485
Elanco Animal Health, Inc. (Pharmaceuticals)	(c)	4.900%	08/28/2028	104,000	110,511
Eli Lilly & Co. (Pharmaceuticals)		3.375%	03/15/2029	594,000	610,108
GlaxoSmithKline Capital PLC (Pharmaceuticals)		3.375%	06/01/2029	334,000	337,013
Teva Pharmaceutical Finance Co. BV (Pharmaceuticals)		3.650%	11/10/2021	88,000	86,258

					4,386,207

INDUSTRIALS – 0.7%
Boeing Co. / The (Aerospace & Defense)		2.250%	06/15/2026	35,000	33,139
Boeing Co. / The (Aerospace & Defense)		3.250%	03/01/2028	44,000	44,225
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	38,000	37,983
GE Capital International Funding Co. Unlimited Co. (Industrial Conglomerates)		4.418%	11/15/2035	396,000	366,955
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(c)	5.000%	11/15/2025	429,000	439,725
IHS Markit Ltd. (Professional Svs.)	(c)	5.000%	11/01/2022	26,000	27,126
IHS Markit Ltd. (Professional Svs.)	(c)	4.750%	02/15/2025	215,000	223,594
Masonite International Corp. (Building Products)	(c)	5.625%	03/15/2023	66,000	67,485
Northrop Grumman Corp. (Aerospace & Defense)		2.550%	10/15/2022	285,000	282,335
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	211,000	222,942
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	184,000	190,325
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	199,000	222,093

62	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value

INDUSTRIALS (continued)
Wabtec Corp. (Machinery)		4.400%	03/15/2024	$ 77,000	$ 78,320
Wabtec Corp. (Machinery)		4.950%	09/15/2028	456,000	462,610

					2,698,857

INFORMATION TECHNOLOGY – 0.4%
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.200%	06/22/2023	108,000	110,166
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.875%	06/22/2028	123,000	127,266
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	134,000	136,071
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	369,000	387,955
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	270,000	277,522
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.900%	06/15/2028	544,000	556,276

					1,595,256

MATERIALS – 0.8%
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	227,000	230,405
CF Industries, Inc. (Chemicals)	(c)	4.500%	12/01/2026	116,000	117,530
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	295,000	291,681
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	341,000	336,093
Georgia-Pacific LLC (Paper & Forest Products)	(c)	3.163%	11/15/2021	99,000	99,469
Georgia-Pacific LLC (Paper & Forest Products)	(c)	3.600%	03/01/2025	386,000	396,408
Hudbay Minerals, Inc. (Metals & Mining)	(c)	7.250%	01/15/2023	302,000	312,193
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	55,000	56,556
Nutrien Ltd. (Chemicals)		5.000%	04/01/2049	67,000	69,629
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	120,224
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	283,000	292,198
Teck Resources Ltd. (Metals & Mining)	(c)	8.500%	06/01/2024	190,000	203,721
WRKCo, Inc. (Containers & Packaging)		4.650%	03/15/2026	65,000	68,999
WRKCo, Inc. (Containers & Packaging)		3.375%	09/15/2027	20,000	19,318
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	41,000	41,513
WRKCo, Inc. (Containers & Packaging)		4.900%	03/15/2029	267,000	289,755

					2,945,692

REAL ESTATE – 0.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		2.750%	01/15/2020	152,000	151,739
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.600%	04/01/2022	257,000	268,480
Crown Castle International Corp. (Equity REIT)		5.250%	01/15/2023	222,000	238,473
Crown Castle International Corp. (Equity REIT)		3.200%	09/01/2024	177,000	175,749
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	89,000	91,802
Crown Castle International Corp. (Equity REIT)		5.200%	02/15/2049	107,000	112,799
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	202,324
Senior Housing Properties Trust (Equity REIT)		6.750%	12/15/2021	56,000	59,029
Ventas Realty LP (Equity REIT)		3.500%	04/15/2024	282,000	285,480

					1,585,875

UTILITIES – 0.4%
Duke Energy Corp. (Electric Utilities)		1.800%	09/01/2021	96,000	93,700
Duke Energy Corp. (Electric Utilities)		2.400%	08/15/2022	116,000	114,673
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	273,000	300,352
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	137,000	147,446
PPL WEM Ltd. / Western Power Distribution Ltd. (Electric Utilities)	(c)	5.375%	05/01/2021	203,000	209,601
Southern Co. / The (Electric Utilities)		2.950%	07/01/2023	192,000	191,498
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(c)	5.500%	09/01/2026	114,000	118,560
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(c)	5.625%	02/15/2027	168,000	174,510

					1,350,340

Total Corporate Bonds (Cost $36,510,878)					$ 37,141,645

U.S. Government Agency Mortgage-Backed Securities – 8.3%		Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN AB6548		3.500%	10/01/2042	$ 104,044	$ 106,222
Fannie Mae Pool FN AB8407		3.500%	02/01/2043	25,964	26,468
Fannie Mae Pool FN AL3083		3.500%	12/01/2042	243,128	247,848
Fannie Mae Pool FN AL5310		3.500%	04/01/2044	4,528	4,636
Fannie Mae Pool FN AL5439		3.500%	11/01/2043	24,871	25,355
Fannie Mae Pool FN AL5887		4.500%	10/01/2044	27,792	29,587
Fannie Mae Pool FN AL5942		5.000%	07/01/2044	154,598	167,261
Fannie Mae Pool FN AL6348		3.500%	02/01/2045	35,612	36,305
Fannie Mae Pool FN AL6535		3.500%	02/01/2045	6,514	6,640
Fannie Mae Pool FN AL6542		4.500%	03/01/2045	45,173	48,089
Fannie Mae Pool FN AL6620		4.500%	08/01/2042	287,100	306,028
Fannie Mae Pool FN AL6997		4.500%	11/01/2042	21,677	23,015

63	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN AL7381	4.500%	06/01/2045	$ 118,011	$ 124,084
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	18,907	19,289
Fannie Mae Pool FN AR2624	3.500%	02/01/2043	41,130	41,927
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	50,006	50,941
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	210,945	215,669
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	602,346	613,601
Fannie Mae Pool FN AS9751	4.000%	05/01/2047	56,317	58,207
Fannie Mae Pool FN AT2957	3.000%	05/01/2043	30,934	30,959
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	77,594	77,313
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	123,053	122,614
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	16,358	16,316
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	378,733	385,809
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	339,912	338,932
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	503,865	502,412
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	24,848	25,312
Fannie Mae Pool FN BD0667	4.500%	06/01/2047	19,385	20,453
Fannie Mae Pool FN BD6435	4.000%	10/01/2046	8,312	8,590
Fannie Mae Pool FN BD8952	3.000%	11/01/2046	40,306	40,210
Fannie Mae Pool FN BD8980	3.000%	11/01/2046	39,117	39,023
Fannie Mae Pool FN BE0637	4.000%	07/01/2047	7,312	7,557
Fannie Mae Pool FN BE0640	4.500%	08/01/2047	16,885	17,815
Fannie Mae Pool FN BE2717	4.500%	07/01/2047	12,204	12,876
Fannie Mae Pool FN BE2732	4.000%	07/01/2047	25,229	26,076
Fannie Mae Pool FN BE2733	4.500%	07/01/2047	14,034	14,807
Fannie Mae Pool FN BE2774	4.000%	10/01/2047	57,507	59,438
Fannie Mae Pool FN BE2784	4.000%	11/01/2047	76,144	78,700
Fannie Mae Pool FN BE2786	4.500%	11/01/2047	68,296	72,055
Fannie Mae Pool FN BF0130	3.500%	08/01/2056	354,160	358,424
Fannie Mae Pool FN BF0167	3.000%	02/01/2057	318,141	314,366
Fannie Mae Pool FN BF0168	3.500%	02/01/2057	506,583	512,687
Fannie Mae Pool FN BH1596	4.000%	01/01/2048	38,135	39,863
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	20,687	21,204
Fannie Mae Pool FN BH3305	4.500%	05/01/2047	28,592	30,422
Fannie Mae Pool FN BH3306	4.500%	05/01/2047	23,846	25,226
Fannie Mae Pool FN BH3307	4.500%	05/01/2047	24,004	25,325
Fannie Mae Pool FN BH3336	4.500%	05/01/2047	17,444	18,561
Fannie Mae Pool FN BH3337	4.500%	05/01/2047	14,146	14,965
Fannie Mae Pool FN BH3338	4.500%	05/01/2047	16,842	17,769
Fannie Mae Pool FN BH3540	4.000%	06/01/2047	6,866	7,097
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	77,002	78,228
Fannie Mae Pool FN BH4380	4.000%	06/01/2047	15,188	15,696
Fannie Mae Pool FN BH4639	4.500%	06/01/2047	10,400	11,066
Fannie Mae Pool FN BH4640	4.500%	05/01/2047	8,259	8,737
Fannie Mae Pool FN BH4667	4.500%	05/01/2047	5,431	5,778
Fannie Mae Pool FN BH4706	4.500%	05/01/2047	5,987	6,370
Fannie Mae Pool FN BH5672	4.000%	06/01/2047	14,345	14,817
Fannie Mae Pool FN BH5673	4.000%	07/01/2047	10,467	10,818
Fannie Mae Pool FN BH5725	4.000%	11/01/2047	87,188	90,070
Fannie Mae Pool FN BH6165	4.000%	07/01/2047	23,140	23,917
Fannie Mae Pool FN BH6168	4.000%	06/01/2047	28,709	29,672
Fannie Mae Pool FN BH6170	4.500%	07/01/2047	64,524	68,076
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	50,755	51,663
Fannie Mae Pool FN BH7029	4.000%	12/01/2047	175,501	181,302
Fannie Mae Pool FN BH7108	4.000%	01/01/2048	332,582	343,378
Fannie Mae Pool FN BH8168	4.000%	08/01/2047	27,708	28,638
Fannie Mae Pool FN BH8170	4.000%	08/01/2047	44,680	46,179
Fannie Mae Pool FN BH8171	4.500%	08/01/2047	87,806	92,640
Fannie Mae Pool FN BH8224	4.000%	08/01/2047	134,083	138,583
Fannie Mae Pool FN BH8655	4.000%	08/01/2047	12,062	12,467
Fannie Mae Pool FN BJ0241	4.000%	09/01/2047	11,704	12,097
Fannie Mae Pool FN BJ1588	4.000%	10/01/2047	26,369	27,255
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	127,242	129,647
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	23,432	23,844
Fannie Mae Pool FN BJ1735	4.000%	10/01/2047	52,346	54,103
Fannie Mae Pool FN BJ1747	4.000%	10/01/2047	32,087	33,164
Fannie Mae Pool FN BJ1758	4.000%	10/01/2047	50,420	52,113
Fannie Mae Pool FN BJ3260	4.500%	10/01/2047	6,574	6,936
Fannie Mae Pool FN BJ3265	4.000%	11/01/2047	23,934	24,737
Fannie Mae Pool FN BJ3443	4.000%	03/01/2048	33,141	34,639
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	94,695	96,541
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	33,609	34,257

64	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value

Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	$ 313,736	$ 325,376
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	542,103	561,406
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	17,766	18,210
Fannie Mae Pool FN BJ5796	4.500%	03/01/2048	112,616	119,150
Fannie Mae Pool FN BJ5834	4.500%	05/01/2048	60,754	64,202
Fannie Mae Pool FN BJ5844	4.500%	04/01/2048	86,840	91,972
Fannie Mae Pool FN BJ7349	4.000%	10/01/2048	24,309	25,243
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	132,464	137,344
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	54,763	55,830
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	131,738	137,831
Fannie Mae Pool FN BK3986	4.500%	05/01/2048	69,758	73,637
Fannie Mae Pool FN BK4039	4.500%	06/01/2048	67,678	71,267
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	351,159	362,468
Fannie Mae Pool FN BK5358	4.000%	05/01/2048	89,694	92,514
Fannie Mae Pool FN BK5378	4.000%	06/01/2048	141,625	146,041
Fannie Mae Pool FN BM1660	4.000%	08/01/2047	256,888	266,950
Fannie Mae Pool FN BM3032	3.000%	02/01/2047	653,868	654,542
Fannie Mae Pool FN BM3144	4.000%	11/01/2047	146,996	152,467
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	10,655	10,921
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	196,087	207,208
Fannie Mae Pool FN BM3557	4.000%	09/01/2047	301,478	315,940
Fannie Mae Pool FN BM3878	4.000%	04/01/2048	70,760	73,959
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	257,703	257,052
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	183,219	186,500
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	183,006	186,870
Fannie Mae Pool FN BM5058	4.000%	01/01/2048	26,043	27,220
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	300,387	307,927
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	109,559	111,719
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	139,309	145,716
Fannie Mae Pool FN BN3940	4.000%	01/01/2049	1,312,920	1,351,944
Fannie Mae Pool FN BN4541	4.000%	02/01/2049	54,592	56,198
Fannie Mae Pool FN BN6119	4.000%	02/01/2049	118,925	122,423
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	38,624	39,571
Fannie Mae Pool FN CA3052	4.500%	02/01/2049	558,484	583,114
Fannie Mae Pool FN CA3096	4.500%	02/01/2049	434,078	453,355
Fannie Mae Pool FN MA1363	3.000%	02/01/2043	8,488	8,496
Fannie Mae Pool FN MA1404	3.500%	04/01/2043	137,530	140,200
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	35,100	36,282
Fannie Mae Pool FN MA3525	4.500%	11/01/2038	161,235	169,334
Freddie Mac Gold Pool FG C92007	4.500%	05/01/2038	244,082	256,671
Freddie Mac Gold Pool FG C92015	4.500%	07/01/2038	178,685	187,963
Freddie Mac Gold Pool FG C92020	4.500%	09/01/2038	118,510	124,668
Freddie Mac Gold Pool FG C92029	4.500%	11/01/2038	106,311	111,574
Freddie Mac Gold Pool FG C92045	4.500%	03/01/2039	207,010	217,247
Freddie Mac Gold Pool FG G08622	3.000%	01/01/2045	60,823	60,798
Freddie Mac Gold Pool FG G08831	4.000%	08/01/2048	2,053,290	2,118,930
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	402,483	411,659
Freddie Mac Gold Pool FG G60726	3.500%	10/01/2046	503,845	513,556
Freddie Mac Gold Pool FG G60989	3.000%	12/01/2046	674,961	673,114
Freddie Mac Gold Pool FG G61315	3.500%	02/01/2047	315,883	321,971
Freddie Mac Gold Pool FG G61338	3.000%	08/01/2047	1,732,245	1,728,042
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	89,673	91,441
Freddie Mac Gold Pool FG G61392	3.500%	12/01/2044	49,457	50,539
Freddie Mac Gold Pool FG G61596	3.500%	08/01/2048	344,931	351,729
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	443,938	452,680
Freddie Mac Gold Pool FG G61810	4.000%	03/01/2047	28,231	29,339
Freddie Mac Gold Pool FG G67709	3.500%	03/01/2048	343,882	351,298
Freddie Mac Gold Pool FG Q40332	4.000%	05/01/2046	63,221	65,623
Freddie Mac Gold Pool FG Q41917	3.500%	07/01/2046	80,552	82,153
Freddie Mac Gold Pool FG Q52307	3.500%	11/01/2047	59,748	61,037
Freddie Mac Gold Pool FG Q52419	3.500%	11/01/2047	108,221	110,150
Freddie Mac Gold Pool FG Q52875	3.500%	12/01/2047	137,650	140,619
Freddie Mac Gold Pool FG Q53205	3.500%	12/01/2047	75,733	77,255
Freddie Mac Gold Pool FG Q54450	3.500%	02/01/2048	32,225	32,834
Freddie Mac Gold Pool FG Q54453	3.500%	02/01/2048	31,767	32,353
Freddie Mac Gold Pool FG Q54737	4.500%	03/01/2048	78,103	81,853
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	141,613	148,407
Freddie Mac Gold Pool FG Q54952	4.000%	03/01/2048	87,278	90,590
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	31,170	31,784
Freddie Mac Gold Pool FG Q55522	4.000%	04/01/2048	132,103	136,327
Freddie Mac Gold Pool FG Q55628	4.000%	04/01/2048	142,059	147,237

65	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Gold Pool FG Q55894	4.000%	05/01/2048	$63,226	$ 65,254
Freddie Mac Gold Pool FG Q55913	4.000%	05/01/2048	380,539	392,781
Freddie Mac Gold Pool FG Q56524	4.000%	06/01/2048	102,409	105,693
Freddie Mac Gold Pool FG Q57835	4.000%	08/01/2048	445,432	465,942
Freddie Mac Gold Pool FG Q58012	4.500%	08/01/2048	104,045	109,022
Freddie Mac Gold Pool FG Q58159	5.000%	09/01/2048	27,123	28,731
Freddie Mac Gold Pool FG Q58441	4.500%	09/01/2048	397,714	416,734
Freddie Mac Gold Pool FG Q60519	4.500%	12/01/2048	138,377	146,339
Freddie Mac Gold Pool FG Q60839	4.000%	01/01/2049	127,062	132,958
Freddie Mac Gold Pool FG U91030	3.500%	02/01/2043	93,233	94,988
Freddie Mac Gold Pool FG U99096	4.500%	05/01/2044	119,437	126,152
Freddie Mac Gold Pool FG U99114	3.500%	02/01/2044	12,780	13,020
Freddie Mac Gold Pool FG V82645	3.000%	10/01/2046	333,213	332,301
Ginnie Mae I Pool GN 784059	4.000%	01/15/2045	263,592	274,087
Ginnie Mae I Pool GN 784182	4.500%	08/15/2046	430,587	454,194
Ginnie Mae I Pool GN BB4357	4.000%	07/15/2047	351,798	365,101
Ginnie Mae I Pool GN BC7161	4.000%	08/15/2047	73,658	76,437
Ginnie Mae I Pool GN BD7109	4.000%	11/15/2047	68,064	70,711
Ginnie Mae I Pool GN BD7135	4.000%	12/15/2047	88,673	92,120
Ginnie Mae II Pool G2 BB9817	4.000%	08/20/2047	30,839	32,037
Ginnie Mae II Pool G2 BH3672	4.500%	05/20/2048	46,420	48,960
Ginnie Mae II Pool G2 BH3673	4.500%	05/20/2048	195,448	206,125
Ginnie Mae II Pool G2 MA5652	4.500%	12/20/2048	303,956	317,084
Ginnie Mae II Pool G2 MA5653	5.000%	12/20/2048	1,592,395	1,670,259

Total U.S. Government Agency Mortgage-Backed Securities (Cost $30,498,614)				$ 30,698,646

Purchased Options – 6.0%	Notional Amount	Expiration	Exercise Price	Contracts	Value
S&P 500 Index Call Option	$5,668,800	December 2020	$2,600	20	$ 784,600
S&P 500 Index Call Option	2,834,400	December 2020	$2,700	10	325,100
S&P 500 Index Call Option	24,092,400	December 2020	$2,750	85	2,469,250
S&P 500 Index Call Option	19,840,800	December 2020	$2,800	70	1,829,100
S&P 500 Index Call Option	25,509,600	December 2020	$2,850	90	2,083,500
S&P 500 Index Call Option	9,920,400	December 2020	$2,900	35	715,400
S&P 500 Index Call Option	4,251,600	December 2020	$2,950	15	269,100
S&P 500 Index Call Option	5,668,800	December 2020	$3,000	20	309,800
S&P 500 Index Call Option	1,417,200	December 2020	$3,050	5	66,200
S&P 500 Index Put Option	5,668,800	December 2020	$2,600	20	291,400
S&P 500 Index Put Option	2,834,400	December 2020	$2,700	10	177,000
S&P 500 Index Put Option	24,092,400	December 2020	$2,750	85	1,612,875
S&P 500 Index Put Option	19,840,800	December 2020	$2,800	70	1,461,600
S&P 500 Index Put Option	25,509,600	December 2020	$2,850	90	2,052,000
S&P 500 Index Put Option	9,920,400	December 2020	$2,900	35	876,400
S&P 500 Index Put Option	4,251,600	December 2020	$2,950	15	401,700
S&P 500 Index Put Option	5,668,800	December 2020	$3,000	20	582,600
S&P 500 Index Put Option	1,417,200	December 2020	$3,050	5	158,300
SPDR S&P 500 ETF Trust Call Option	2,401,080	December 2020	$265	85	304,555
SPDR S&P 500 ETF Trust Call Option	4,237,200	December 2020	$270	150	488,250
SPDR S&P 500 ETF Trust Call Option	6,723,024	December 2020	$275	238	698,292
SPDR S&P 500 ETF Trust Call Option	2,937,792	December 2020	$280	104	271,856
SPDR S&P 500 ETF Trust Call Option	2,401,080	December 2020	$285	85	198,390
SPDR S&P 500 ETF Trust Call Option	4,660,920	December 2020	$290	165	338,745
SPDR S&P 500 ETF Trust Call Option	5,932,080	December 2020	$300	210	325,290
SPDR S&P 500 ETF Trust Call Option	2,994,288	December 2020	$305	106	140,132
SPDR S&P 500 ETF Trust Call Option	3,107,280	December 2020	$310	110	122,980
SPDR S&P 500 ETF Trust Put Option	2,401,080	December 2020	$265	85	136,255
SPDR S&P 500 ETF Trust Put Option	4,237,200	December 2020	$270	150	270,000
SPDR S&P 500 ETF Trust Put Option	6,723,024	December 2020	$275	238	455,294
SPDR S&P 500 ETF Trust Put Option	2,937,792	December 2020	$280	104	217,152
SPDR S&P 500 ETF Trust Put Option	2,401,080	December 2020	$285	85	193,630
SPDR S&P 500 ETF Trust Put Option	4,660,920	December 2020	$290	165	417,615
SPDR S&P 500 ETF Trust Put Option	5,932,080	December 2020	$300	210	618,870
SPDR S&P 500 ETF Trust Put Option	2,994,288	December 2020	$305	106	340,154
SPDR S&P 500 ETF Trust Put Option	3,107,280	December 2020	$310	110	384,120

Total Purchased Options (Cost $25,586,811)					$ 22,387,505

66	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Asset-Backed / Mortgage-Backed Securities – 3.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 0.1%
Applebee’s Funding LLC / IHOP Funding LLC 2014-1 A2	(c)	4.277%	09/05/2044	$196,513	$ 197,369
DB Master Finance LLC 2019-1A A23	(c)	4.352%	05/20/2049	91,000	91,569
DB Master Finance LLC 2019-1A A2I	(c)	3.787%	05/20/2049	114,000	114,308
DB Master Finance LLC 2019-1A A2II	(c)	4.021%	05/20/2049	50,000	50,225

					453,471

FINANCIALS – 2.9%
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	384,459
Angel Oak Mortgage Trust I LLC 2018-2 A1	(c)	3.674%	07/27/2048	57,847	58,077
Arroyo Mortgage Trust 2018-1 A1	(c)	3.763%	04/25/2048	93,432	94,453
BAMLL Commercial Mortgage Securities Trust 2018-DSNY A	(c)	ML + 85	09/15/2034	264,000	262,675
BBCMS Mortgage Trust 2018-TALL A	(c)	ML + 72	03/15/2037	473,000	468,556
BBCMS Trust 2015-SRCH A2	(c)	4.197%	08/10/2035	210,000	224,249
Bean Creek CLO Ltd. 2015-1A AR	(c)	QL + 102	04/20/2031	221,000	218,020
BX Commercial Mortgage Trust 2018-IND A	(c)	ML + 75	11/15/2035	317,294	316,499
BXP Trust 2017-GM A	(c)	3.379%	06/13/2039	96,000	97,550
Carlyle Global Market Strategies CLO 2016-1A A2R	(c)	QL + 145	04/20/2027	250,000	247,165
Carlyle Global Market Strategies CLO 2018-1A A1	(c)	QL + 102	04/20/2031	422,000	416,201
CSMLT 2015-2 A6	(c)	3.500%	08/25/2045	111,429	111,737
Drive Auto Receivables Trust 2017-AA D	(c)	4.160%	05/15/2024	101,000	102,230
Drive Auto Receivables Trust 2019-1 D		4.090%	06/15/2026	42,000	42,896
Dryden 41 Senior Loan Fund 2015-41A AR	(c)	QL + 97	04/15/2031	250,000	246,453
Dryden 64 CLO Ltd. 2018-64A A	(c)	QL + 97	04/18/2031	250,000	246,128
Fannie Mae Connecticut Avenue Securities 2014-C03 1M2		ML + 300	07/25/2024	279,015	296,201
Fannie Mae REMICS FNR 2018-27 EA		3.000%	05/25/2048	311,455	309,863
Government National Mortgage Association GNR 2018-139 FG		ML + 35	10/20/2048	73,297	72,887
Government National Mortgage Association GNR 2019-18 FQ		ML + 45	02/20/2049	258,231	258,099
Government National Mortgage Association GNR 2019-18 QF		ML + 45	02/20/2049	232,390	232,501
Government National Mortgage Association GNR 2019-20 FE		ML + 40	02/20/2049	282,452	281,871
Government National Mortgage Association GNR 2019-20 JF		ML + 50	02/20/2049	116,293	116,187
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(c)	4.000%	01/25/2049	67,160	67,167
LCM XIV LP 14A AR	(c)	QL + 104	07/20/2031	250,000	246,813
LCM XVIII LP 18A A1R	(c)	QL + 102	04/20/2031	389,000	384,138
loanDepot Station Place Agency Securitization Trust 2017-LD1 A	(c)	ML + 80	11/25/2050	327,000	325,960
loanDepot Station Place Agency Securitization Trust 2017-LD1 B	(c)	ML + 100	11/25/2050	65,000	64,815
Magnetite VIII Ltd. 2014-8A AR2	(c)	QL + 98	04/15/2031	156,000	153,949
Magnetite XV Ltd. 2015-15A AR	(c)	QL + 101	07/25/2031	283,000	279,249
Mello Warehouse Securitization Trust 2018-W1 A	(c)	ML + 85	11/25/2051	500,000	499,956
New Residential Mortgage Loan Trust 2018-2A A1	(c)	4.500%	02/25/2058	105,298	108,351
Octagon Investment Partners 36 Ltd. 2018-1A A1	(c)	QL + 97	04/15/2031	142,000	139,897
OneMain Direct Auto Receivables Trust 2018-1A C	(c)	3.850%	10/14/2025	100,000	101,158
OneMain Direct Auto Receivables Trust 2018-1A D	(c)	4.400%	01/14/2028	100,000	102,198
Sequoia Mortgage Trust 2018-7 A4	(c)	4.000%	09/25/2048	91,910	93,467
Sequoia Mortgage Trust 2018-CH2 A12	(c)	4.000%	06/25/2048	224,161	227,019
Sequoia Mortgage Trust 2018-CH3 A11	(c)	4.000%	08/25/2048	110,507	111,926
Sequoia Mortgage Trust 2019-1 A4	(c)	4.000%	02/25/2049	96,055	97,265
Sounds Point CLO IV-R Ltd. 2013-3RA A	(c)	QL + 115	04/18/2031	250,000	246,628
Station Place Securitization Trust 2018-7 A	(c)	ML + 85	09/24/2019	460,000	460,000
Towd Point Mortgage Trust 2018-3 A1	(c)	3.750%	05/25/2058	90,811	91,861
Towd Point Mortgage Trust 2018-4 A1	(c)	3.000%	06/25/2058	153,757	152,100
Voya CLO 2015-2A BR	(c)	QL + 150	07/23/2027	250,000	248,037
Voya CLO 2018-1A A1	(c)	QL + 95	04/19/2031	427,000	420,248
Voya CLO 2018-2A A1	(c)	QL + 100	07/15/2031	361,028	355,433
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		5.876%	05/15/2046	8,741	8,793
Wells Fargo Mortgage Backed Securities 2018-1 A17	(c)	3.500%	07/25/2047	97,288	95,977
Wells Fargo Mortgage Backed Securities 2019-1 A3	(c)	4.000%	11/25/2048	113,327	114,908
WinWater Mortgage Loan Trust 2015-5 A5	(c)	3.500%	08/20/2045	346,008	345,848

					10,648,118

Total Asset-Backed / Mortgage-Backed Securities (Cost $11,138,088)					$ 11,101,589

Master Limited Partnerships – 0.5%	Shares	Value
FINANCIALS – 0.5%
Blackstone Group LP / The (Capital Markets)	48,524	$ 1,696,884

Total Master Limited Partnerships (Cost $1,122,250)		$ 1,696,884

67	(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

Bank Loans – 0.2%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.1%
HD Supply, Inc. (Index Floor: 0.00%) (Trading Companies & Distributors)		ML + 175	10/17/2023	$153,230	$151,238

UTILITIES – 0.1%
Vistra Operations Co. LLC (Index Floor: 0.00%) (Ind. Power & Renewable Elec.)		ML + 200	08/04/2023	501,581	495,377

Total Bank Loans (Cost $655,267)					$646,615

Preferred Securities – 0.2%			Rate	Quantity	Value
FINANCIALS – 0.2%
Goldman Sachs Capital I (Capital Markets)			6.345%	497,000	$598,357

Total Preferred Securities (Cost $579,739)					$598,357

Money Market Funds – 14.4%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 2.560%	(e)			50,542,466	$50,547,520
State Street Institutional U.S. Government Money Market Fund Institutional Class, 2.390%	(e)			2,992,211	2,992,211

Total Money Market Funds (Cost $53,538,213)					$53,539,731

Total Investments – 99.9% (Cost $331,365,684)	(f)				$369,947,563
Other Assets in Excess of Liabilities – 0.1%	(b)				477,430

Net Assets – 100.0%					$370,424,993

Percentages are stated as a percent of net assets.

Abbreviations:

CLO: Collaterized Loan Obligation

ML:    Monthly U.S. LIBOR Rate, 2.495% at 03/31/2019

QL:    Quarterly U.S. LIBOR Rate, 2.600% at 03/31/2019

Footnotes:

(a)	Non-income producing security.
(b)

Security is fully or partially pledged, in addition to $241,515 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2019. See also the following Schedule of Open Futures Contracts.

(c)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2019, the value of these securities totaled $14,992,428, or 4.0% of the Portfolio’s net assets.

(d)

Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2019.

(e)	Rate represents the seven-day yield at March 31, 2019.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	March 31, 2019 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
U.S. Treasury Long Bond - Long	35	June 19, 2019	$ 5,101,317	$ 5,237,969	$ 136,652	$ (13,125)
10-Year U.S. Treasury Note - Long	1,606	June 19, 2019	196,661,063	199,495,313	2,834,250	(451,688)
CME E-mini S&P 500 Index - Long	359	June 21, 2019	49,858,181	50,938,510	1,080,329	254,730

			$251,620,561	$255,671,792	$4,051,231	$(210,083)

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2019 (Unaudited)

Open-End Mutual Funds – 67.1%		Shares	Value
DFA International Core Equity Portfolio Institutional		58,876	$ 756,561
PIMCO Low Duration Institutional		853,396	8,329,143
PIMCO Real Return Institutional		1,038,743	11,332,686
PIMCO Total Return Institutional		1,271,868	12,871,301
Templeton Foreign Class R6		107,387	754,933
Western Asset Core Plus Bond IS		1,439,991	16,660,696

Total Open-End Mutual Funds			$50,705,320

Total Investments in Securities of Unaffiliated Issuers – 67.1% (Cost $50,860,462)	(a)		$50,705,320
Total Investments in Affiliates – 32.9% (Cost $23,982,719) (see schedule below)	(a)		24,912,784
Liabilities in Excess of Other Assets – 0.0%			(32,571)

Net Assets – 100.0%			$75,585,533

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2019	Value at March 31, 2019
Open-End Mutual Funds – 32.9%
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	$5,557,747	$ 54,632	$ 632,028	$ (4,711)	$ 308,890	$ —	$ —	293,422	$ 5,284,530
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	5,470,926	141,101	736,407	333,526	75,384	—	—	261,870	5,284,530
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	2,307,819	118,508	407,133	25,011	220,593	—	—	124,508	2,264,798
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	1,572,159	85,959	300,426	(28,981)	181,155	—	—	104,925	1,509,866
Ohio National Fund, Inc. - ON Janus Henderson Venture Portfolio	(a)(b)	767,825	68,759	230,556	(2,801)	151,706	—	—	20,294	754,933
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	8,441,448	697,644	1,944,613	163,540	946,242	—	—	260,240	8,304,261
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	1,525,495	151,869	383,975	(9,347)	225,824	—	—	85,399	1,509,866

Total Open-End Mutual Funds					$476,237	$2,109,794	$ —	$ —		$24,912,784

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2019.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2019 (Unaudited)

Open-End Mutual Funds – 52.6%		Shares	Value
DFA Emerging Markets Portfolio Institutional		123,531	$ 3,446,499
DFA International Core Equity Portfolio Institutional		358,383	4,605,227
PIMCO Low Duration Institutional		1,888,983	18,436,473
PIMCO Real Return Institutional		1,896,877	20,694,923
PIMCO Total Return Institutional		2,960,183	29,957,049
Templeton Foreign Class R6		326,837	2,297,666
Vanguard International Growth Fund Admiral Class		25,238	2,297,666
Western Asset Core Plus Bond IS		3,386,636	39,183,383

Total Open-End Mutual Funds			$120,918,886

Total Investments in Securities of Unaffiliated Issuers – 52.6% (Cost $121,452,163)	(a)		$120,918,886
Total Investments in Affiliates – 47.4% (Cost $108,693,869) (see schedule below)	(a)		109,139,148
Liabilities in Excess of Other Assets – 0.0%			(75,599)

Net Assets – 100.0%			$229,982,435

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2019	Value at March 31, 2019
Open-End Mutual Funds – 47.4%
Fidelity Advisor® Mid Cap II Class I	(a)	$4,511,453	$444,732	$915,753	$(93,907)	$648,808	$—	$136,771	245,346	$4,595,333
Fidelity Advisor® Real Estate I	(a)	2,260,163	173,958	496,536	(36,886)	396,967	3,555	—	101,847	2,297,666
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	14,429,925	62,792	1,502,396	60,004	735,673	—	—	765,463	13,785,998
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	6,856,092	77,304	3,015,265	1,152,374	(475,172)	—	—	111,890	4,595,333
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	14,266,409	6,936	1,548,913	1,002,544	59,022	—	—	683,152	13,785,998
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	11,658,209	218,045	1,634,424	2,022,222	(775,721)	—	—	631,574	11,488,331
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	14,354,319	125,917	5,114,756	(787,612)	1,761,630	—	—	718,520	10,339,498
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	2,315,876	137,444	561,800	(9,009)	415,155	—	—	52,078	2,297,666
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	2,315,481	137,408	534,985	(2,845)	382,607	—	—	93,782	2,297,666
Ohio National Fund, Inc. - ON Janus Henderson Venture Portfolio	(a)(b)	2,264,567	180,569	602,431	(3,641)	458,602	—	—	61,765	2,297,666
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	4,605,428	262,027	1,025,001	(33,822)	786,701	—	—	236,995	4,595,333
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	27,742,673	3,648,403	5,561,697	942,834	3,097,448	—	—	936,060	29,869,661
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	6,777,920	534,391	1,409,082	(151,146)	1,140,916	—	—	389,875	6,892,999

Total Open-End Mutual Funds					$4,061,110	$8,632,636	$3,555	$136,771		$109,139,148

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2019.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2019 (Unaudited)

Open-End Mutual Funds – 42.6%		Shares	Value
DFA Emerging Markets Portfolio Institutional		1,208,874	$ 33,727,581
DFA International Core Equity Portfolio Institutional		2,630,397	33,800,599
Lazard Emerging Markets Equity Class R6		976,479	16,863,791
PIMCO Low Duration Institutional		8,087,567	78,934,654
PIMCO Real Return Institutional		7,218,926	78,758,483
PIMCO Total Return Institutional		11,141,825	112,755,267
Templeton Foreign Class R6		1,599,221	11,242,527
Vanguard International Growth Fund Admiral Class		370,470	33,727,581
Western Asset Core Plus Bond IS		6,823,372	78,946,415

Total Open-End Mutual Funds			$ 478,756,898

Total Investments in Securities of Unaffiliated Issuers – 42.6% (Cost $483,846,371)	(a)		$ 478,756,898
Total Investments in Affiliates – 57.4% (Cost $644,410,853) (see schedule below)	(a)		646,445,306
Liabilities in Excess of Other Assets – 0.0%			(348,172)

Net Assets – 100.0%			$1,124,854,032

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2019	Value at March 31, 2019
Open-End Mutual Funds – 57.4%
Fidelity Advisor® Mid Cap II Class I	(a)	$33,130,964	$2,266,002	$5,676,421	$(531,844)	$4,538,880	$—	$996,841	1,800,725	$33,727,581
Fidelity Advisor® Real Estate I	(a)	11,117,605	567,033	2,187,047	(59,631)	1,804,567	8,755	—	498,339	11,242,527
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	46,653,347	280,055	4,549,021	442,054	2,143,673	—	—	2,496,952	44,970,108
Ohio National Fund, Inc. - ON Bristol Portfolio	(a)(b)	32,873,140	0	14,250,371	7,024,908	(3,162,623)	—	—	764,278	22,485,054
Ohio National Fund, Inc. - ON Bryton Growth Portfolio	(a)(b)	—	11,542,367	55,884	142	(244,098)	—	—	400,946	11,242,527
Ohio National Fund, Inc. - ON ClearBridge Small Cap Portfolio	(a)(b)	21,582,749	1,493,941	15,900,625	3,693,720	372,742	—	—	183,342	11,242,527
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	33,632,658	35,217	14,455,949	6,602,857	(3,329,729)	—	—	547,481	22,485,054
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	46,073,588	43,486	4,580,509	4,072,678	(639,135)	—	—	2,228,450	44,970,108
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	68,460,865	0	8,282,655	7,070,783	206,170	—	—	3,708,365	67,455,163
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	104,680,132	195,979	28,629,103	(4,230,794)	12,302,739	—	—	5,859,552	84,318,953
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	11,370,364	350,537	2,441,728	(42,318)	2,005,672	—	—	254,817	11,242,527
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	11,381,204	11,771,486	4,694,490	(26,990)	4,053,844	—	—	917,757	22,485,054
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	22,571,601	770,680	4,506,624	229,703	3,419,694	—	—	1,159,621	22,485,054
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	147,536,690	14,754,609	25,911,970	4,927,426	16,088,624	—	—	4,932,478	157,395,379
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	77,497,515	3,951,755	13,865,382	(668,555)	11,782,357	—	—	4,451,227	78,697,690

Total Open-End Mutual Funds					$28,504,139	$51,343,377	$8,755	$996,841		$646,445,306

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2019.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2019 (Unaudited)

Open-End Mutual Funds – 28.3%		Shares	Value
DFA Emerging Markets Portfolio Institutional		2,108,344	$ 58,822,804
DFA International Core Equity Portfolio Institutional		7,645,983	98,250,884
Lazard Emerging Markets Equity Class R6		2,270,712	39,215,203
PIMCO Low Duration Institutional		4,634,495	45,232,675
PIMCO Real Return Institutional		1,798,599	19,622,716
Templeton Foreign Class R6		2,789,133	19,607,601
Vanguard International Growth Fund Admiral Class		861,494	78,430,406
Western Asset Core Plus Bond IS		17,000,389	196,694,496

Total Open-End Mutual Funds			$ 555,876,785

Total Investments in Securities of Unaffiliated Issuers – 28.3% (Cost $576,735,882)	(a)		$ 555,876,785
Total Investments in Affiliates – 71.7% (Cost $1,412,097,758) (see schedule below)	(a)		1,405,865,024
Liabilities in Excess of Other Assets – 0.0%			(654,236)

Net Assets – 100.0%			$1,961,087,573

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2019	Value at March 31, 2019
Open-End Mutual Funds – 71.7%
Fidelity Advisor® Mid Cap II Class I	(a)	$76,368,521	$3,353,646	$10,370,305	$(1,023,749)	$10,102,293	$—	$2,308,521	4,187,422	$78,430,406
Fidelity Advisor® Real Estate I	(a)	19,006,606	661,132	3,043,706	(140,791)	3,124,360	15,233	—	869,131	19,607,601
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	49,026,543	978,180	3,752,917	390,493	2,376,705	—	—	2,721,766	49,019,004
Ohio National Fund, Inc. - ON Bristol Growth Portfolio	(a)(b)	57,212,499	1,246,063	10,617,863	14,496,367	(3,514,262)	—	—	2,381,490	58,822,804
Ohio National Fund, Inc. - ON Bristol Portfolio	(a)(b)	56,954,349	0	24,313,319	12,012,145	(5,437,972)	—	—	1,332,944	39,215,203
Ohio National Fund, Inc. - ON Bryton Growth Portfolio	(a)(b)	—	40,288,811	224,633	493	(849,468)	—	—	1,398,545	39,215,203
Ohio National Fund, Inc. - ON ClearBridge Small Cap Portfolio	(a)(b)	18,657,039	1,059,511	3,379,212	6,569,232	(3,298,969)	—	—	319,759	19,607,601
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	58,042,295	0	24,415,802	15,731,753	(10,143,043)	—	—	954,838	39,215,203
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	38,972,697	107,391	2,794,015	3,985,872	(1,056,742)	—	—	1,943,271	39,215,203
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	136,023,700	0	13,349,073	16,238,398	(1,659,815)	—	—	7,545,531	137,253,210
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	216,202,907	91,834	39,021,778	(5,370,244)	24,173,296	—	—	13,625,852	196,076,015
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	19,601,630	180,735	3,531,158	(46,920)	3,403,314	—	—	444,415	19,607,601
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	58,733,759	19,733,817	13,194,287	(46,974)	13,204,091	—	—	3,201,241	78,430,406
Ohio National Fund, Inc. - ON Janus Henderson Venture Portfolio	(a)(b)	80,707,688	1,994,750	55,146,299	13,342,318	2,238,266	—	—	1,159,589	43,136,723
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	77,556,500	1,265,102	12,875,994	959,712	11,525,086	—	—	4,044,889	78,430,406
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	312,123,952	20,866,732	43,203,348	12,786,953	30,754,936	—	—	10,445,917	333,329,225
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	134,046,140	3,080,029	18,796,492	(2,028,160)	20,951,693	—	—	7,763,191	137,253,210

Total Open-End Mutual Funds					$87,856,898	$95,893,769	$15,233	$2,308,521		$1,405,865,024

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2019.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2019 (Unaudited)

Open-End Mutual Funds – 19.5%		Shares	Value
DFA Emerging Markets Portfolio Institutional		540,405	$15,077,293
DFA International Core Equity Portfolio Institutional		2,015,793	25,902,939
Lazard Emerging Markets Equity Class R6		623,595	10,769,495
Templeton Foreign Class R6		612,774	4,307,798
Vanguard International Growth Fund Admiral Class		236,588	21,538,990
Western Asset Core Plus Bond IS		560,251	6,482,102

Total Open-End Mutual Funds			$84,078,617

Total Investments in Securities of Unaffiliated Issuers – 19.5% (Cost $90,088,280)	(a)		$84,078,617
Total Investments in Affiliates – 80.5% (Cost $344,900,758) (see schedule below)	(a)		346,777,737
Liabilities in Excess of Other Assets – 0.0%			(161,336)

Net Assets – 100.0%			$430,695,018

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2019 (Unaudited)

Affiliate		Value at January 1, 2019	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2019	Value at March 31, 2019
Open-End Mutual Funds – 80.5%

Fidelity Advisor® Mid Cap II Class I	(a)	$16,756,248	$ 573,364	$ 2,071,446	$ (211,413)	$ 2,184,439	$ —	$511,082	919,978	$ 17,231,192
Fidelity Advisor® Real Estate I	(a)	4,171,062	118,130	633,407	(31,677)	683,690	3,347	—	190,949	4,307,798
Ohio National Fund, Inc. - ON Bond Portfolio	(a)(b)	4,275,363	172,867	382,651	15,613	226,606	—	—	239,189	4,307,798
Ohio National Fund, Inc. - ON Bristol Growth Portfolio	(a)(b)	12,570,572	130,729	2,176,343	2,898,196	(499,760)	—	—	523,214	12,923,394
Ohio National Fund, Inc. - ON Bristol Portfolio	(a)(b)	16,684,342	0	5,946,271	3,239,740	(1,054,417)	—	—	439,272	12,923,394
Ohio National Fund, Inc. - ON Bryton Growth Portfolio	(a)(b)	—	8,882,103	78,345	(809)	(187,353)	—	—	307,261	8,615,596
Ohio National Fund, Inc. - ON ClearBridge Small Cap Portfolio	(a)(b)	10,226,333	439,451	1,678,980	2,193,241	(410,550)	—	—	175,628	10,769,495
Ohio National Fund, Inc. - ON Equity Portfolio	(a)(b)	8,457,091	18,905	1,089,996	2,951,281	(1,721,685)	—	—	209,778	8,615,596
Ohio National Fund, Inc. - ON Federated High Income Bond Portfolio	(a)(b)	4,246,399	34,314	292,713	628,860	(309,062)	—	—	213,469	4,307,798
Ohio National Fund, Inc. - ON Federated Strategic Value Dividend Portfolio	(a)(b)	29,630,978	121,898	2,788,031	3,239,818	(50,077)	—	—	1,657,756	30,154,586
Ohio National Fund, Inc. - ON International Equity Portfolio	(a)(b)	55,656,074	36,338	8,951,727	(1,204,544)	6,157,434	—	—	3,592,326	51,693,575
Ohio National Fund, Inc. - ON Janus Henderson Enterprise Portfolio	(a)(b)	4,289,634	13,587	728,888	(7,074)	740,539	—	—	97,638	4,307,798
Ohio National Fund, Inc. - ON Janus Henderson Forty Portfolio	(a)(b)	17,129,289	4,234,922	3,388,757	3,720	3,559,816	—	—	879,143	21,538,990
Ohio National Fund, Inc. - ON Janus Henderson Venture Portfolio	(a)(b)	25,305,964	387,845	13,345,605	3,325,122	1,557,866	—	—	463,204	17,231,192
Ohio National Fund, Inc. - ON Nasdaq-100® Index Portfolio	(a)(b)	29,738,185	246,925	4,616,633	77,956	4,708,153	—	—	1,555,162	30,154,586
Ohio National Fund, Inc. - ON S&P 500® Index Portfolio	(a)(b)	72,479,169	674	8,677,883	2,430,665	6,999,940	—	—	2,294,972	73,232,565
Ohio National Fund, Inc. - ON S&P MidCap 400® Index Portfolio	(a)(b)	33,609,521	506,845	4,370,857	87,389	4,629,486	—	—	1,949,230	34,462,384

Total Open-End Mutual Funds					$19,636,084	$27,215,065	$3,347	$511,082		$346,777,737

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2019.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2019 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “40 Act”). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

∎	ON Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in equity securities.

∎

ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in corporate debt securities.

∎	ON Omni Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

∎

ON Capital Appreciation Portfolio – Long-term growth of capital by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

∎	ON International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in equity securities of foreign companies.

∎	ON Foreign Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in foreign securities.

∎	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

∎	ON Janus Henderson Venture Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in stocks of small capitalization companies.

∎

ON Janus Henderson Enterprise Portfolio – Long-term total return by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

∎

ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor’s 500® Index (S&P 500® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its assets in securities included in the S&P 500® Index.

∎	ON Federated Strategic Value Dividend Portfolio – Growth of capital and income by investing primarily in high dividend paying common stocks with dividend growth potential.

∎

ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its assets in lower rated corporate debt obligations commonly referred to as “junk bonds”. The Portfolio’s investments are generally rated Ba or lower by Moody’s, or BB or lower by Standard & Poor’s or Fitch.

∎

ON ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

∎	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its assets in the common stocks of companies composing the Nasdaq-100® Index.

∎	ON Bristol Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON Bryton Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON ICON Balanced Portfolio – Capital appreciation and income by investing, under normal circumstances, up to 75% of its assets in equity securities of domestic companies of any market capitalization while maintaining a minimum of 25% of its assets in fixed income securities.

∎

ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its assets in the securities included in the S&P MidCap 400® Index.

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Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

∎

ON Bristol Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

∎

ON Conservative Model Portfolio* – Current income and preservation of capital. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

∎

ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

∎

ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

∎

ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

∎

ON Growth Model Portfolio* – Growth of capital and some current income. The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

*	Collectively, the “ON Model Portfolios”.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Effective September 15, 2018 and March 16, 2018, respectively, ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares
ON Equity	35,000,000
ON Bond	30,000,000
ON Omni	15,000,000
ON Capital Appreciation	25,000,000
ON International Equity	90,000,000
ON Foreign	32,000,000
ON Janus Henderson Forty	24,000,000
ON Janus Henderson Venture	30,000,000

Portfolio	Authorized Shares
ON Janus Henderson Enterprise	21,000,000
ON S&P 500® Index	90,000,000
ON Federated Strategic Value Dividend	75,000,000
ON Federated High Income Bond	45,000,000
ON ClearBridge Small Cap	15,000,000
ON Nasdaq-100® Index	50,000,000
ON Bristol	23,000,000
ON Bryton Growth	15,000,000

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Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

Portfolio	Authorized Shares
ON ICON Balanced	90,000,000
ON S&P MidCap 400® Index	30,000,000
ON Bristol Growth	30,000,000
ON Risk Managed Balanced	85,000,000
ON Conservative Model	30,000,000

Portfolio	Authorized Shares
ON Moderately Conservative Model	70,000,000
ON Balanced Model	200,000,000
ON Moderate Growth Model	300,000,000
ON Growth Model	100,000,000

The Board periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).

Over-the-counter traded American Depositary Receipts (“ADRs”) may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, bank loans, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

76	(continued)

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Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price will generally be used for valuation purposes.

Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2019:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Equity	Common Stocks**	$230,390,164	$ 5,285,466	$—
	Preferred Securities**	—	1,933,953	—
	Money Market Funds	2,761,883	—	—

		$233,152,047	$ 7,219,419	$—

ON Bond	Corporate Bonds**	$—	$241,450,350	$—
	Asset-Backed Securities**	—	7,154,181	—
	Sovereign Issues	—	2,963,100	—
	Money Market Funds	4,824,433	—	—

		$4,824,433	$251,567,631	$—

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Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Omni	Common Stocks**	$41,824,859	$—	$—
	Corporate Bonds**	—	14,113,989	—
	U.S. Treasury Obligations	—	1,039,541	—
	Asset-Backed Securities**	—	315,028	—
	Money Market Funds	1,266,830	—	—

		$43,091,689	$15,468,558	$—

	Futures Contracts	$(2,324)	$—	$—

ON Capital Appreciation	Common Stocks**	$92,721,323	$1,928,832	$—
	Money Market Funds	5,393,230	—	—

		$98,114,553	$1,928,832	$—

ON International Equity	Common Stocks**	$63,526,282	$384,853,136	$—
	Preferred Securities**	—	8,008,239	—
	Money Market Funds	9,636,706	—	—

		$73,162,988	$392,861,375	$—

ON Foreign	Common Stocks**	$6,077,406	$46,956,552	$—
	Money Market Funds	801,104	—	—

		$6,878,510	$46,956,552	$—

ON Janus Henderson Forty	Common Stocks**	$191,425,091	$—	$—
	Money Market Funds	1,230,724	—	—

		$192,655,815	$—	$—

ON Janus Henderson Venture	Common Stocks**	$167,588,503	$1,220,276	$—
	Master Limited Partnerships**	3,546,464	—	—
	Money Market Funds	1,611,546	—	—

		$172,746,513	$1,220,276	$—

ON Janus Henderson Enterprise	Common Stocks**	$103,510,401	$1,398,575	$—
	Money Market Funds	2,237,147	—	—

		$105,747,548	$1,398,575	$—

ON S&P 500® Index	Common Stocks**	$1,166,291,970	$—	$—
	Money Market Funds	4,253,120	—	—

		$1,170,545,090	$—	$—

	Futures Contracts	$61,185	$—	$—

ON Federated Strategic Value Dividend	Common Stocks**	$259,317,890	$58,137,312	$—
	Money Market Funds	4,479,608	—	—

		$263,797,498	$58,137,312	$—

ON Federated High Income Bond	Corporate Bonds**	$—	$192,874,779	$—
	Money Market Funds	5,953,278	—	—

		$5,953,278	$192,874,779	$—

ON ClearBridge Small Cap	Common Stocks**	$122,064,923	$—	$—
	Money Market Funds	2,274,009	—	—

		$124,338,932	$—	$—

ON Nasdaq-100® Index	Common Stocks**	$338,041,175	$—	$—
	U.S. Treasury Obligations	—	197,844	—
	Money Market Funds	2,138,409	—	—

		$340,179,584	$197,844	$—

	Futures Contracts	$7,460	$—	$—

78	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bristol	Common Stocks**	$125,495,158	$—	$—
	Money Market Funds	1,816,519	—	—

		$127,311,677	$—	$—

	Futures Contracts	$(3,584)	$—	$—

ON Bryton Growth	Common Stocks**	$84,601,000	$—	$—
	Money Market Funds	977,827	—	—

		$85,578,827	$—	$—

	Futures Contracts	$9,663	$—	$—

ON ICON Balanced	Common Stocks**	$302,291,694	$—	$—
	Corporate Bonds**	—	100,415,781	—
	U.S. Treasury Obligations	—	29,033,887	—
	Closed-End Mutual Funds	16,697,994	—	—
	Preferred Securities**	10,085,234	—	—
	Asset-Backed Securities**	—	6,645,400	—
	Purchased Options	377,150	—	—
	Money Market Funds	29,986,477	—	—

		$359,438,549	$136,095,068	$—

ON S&P MidCap 400® Index	Common Stocks**	$314,237,168	$—	$—
	Money Market Funds	1,879,833	—	—

		$316,117,001	$—	$—

	Futures Contracts	$7,307	$—	$—

ON Bristol Growth	Common Stocks**	$91,183,184	$—	$—
	Money Market Funds	1,272,926	—	—

		$92,456,110	$—	$—

	Futures Contracts	$(3,165)	$—	$—

ON Risk Managed Balanced	Common Stocks**	$172,191,027	$—	$—
	U.S. Treasury Obligations	—	39,945,564	—
	Corporate Bonds**	—	37,141,645	—
	U.S. Government Agency Mortgage-Backed
	Securities	—	30,698,646	—
	Purchased Options	14,768,971	7,618,534	—
	Asset-Backed / Mortgage-Backed
	Securities**	—	11,101,589	—
	Master Limited Partnerships**	1,696,884	—	—
	Bank Loans**	—	646,615	—
	Preferred Securities**	—	598,357	—
	Money Market Funds	53,539,731	—	—

		$242,196,613	$127,750,950	$—

	Futures Contracts	$4,051,231	$—	$—

ON Conservative Model	Open-End Mutual Funds	$75,618,104	$—	$—

ON Moderately Conservative Model	Open-End Mutual Funds	$230,058,034	$—	$—

ON Balanced Model	Open-End Mutual Funds	$1,125,202,204	$—	$—

ON Moderate Growth Model	Open-End Mutual Funds	$1,961,741,809	$—	$—

ON Growth Model	Open-End Mutual Funds	$430,856,354	$—	$—

**	For detailed industry descriptions, see the accompanying Schedules of Investments.

79	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The ON International Equity and ON Foreign Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

The Fund satisfies its distribution requirements, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, by using consent dividends rather than cash distributions. The consent dividends, when authorized, become taxable to the Fund’s shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or recognized. The Board’s intent is that the Fund will not distribute any realized gain distributions (consent or otherwise) until any applicable capital loss carryforwards have been offset or expired.

80	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

TBA Commitments

To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Rolls

A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.

Bank Loans

A Portfolio may invest in bank loans, which represent an interest in amounts owned by a borrower to a syndicate of lenders. Bank loans are generally non-investment grade and often involve borrowers whose financial condition is highly leveraged. Transactions in bank loans may settle on a delayed basis, which could result in proceeds from the sale not being readily available for a Portfolio to make additional investments or meet its redemption obligations. Bank loans are typically senior in the corporate capital structure of the borrower. Bank loans generally pay interest at variable rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”). Bank loans may involve foreign borrowers, and investments may be denominated in foreign currencies. While the Portfolios expect to invest in fully funded term loans, certain of the loans in which the Portfolios invest may include revolving loans, bridge loans, and delayed draw term loans. These investments are treated as fixed income securities for valuation purposes.

Bank loans may be acquired through either an assignment or a participation. In a participation, a Portfolio would have a contractual relationship with the lender, not with the borrower, and the lender would remain the official holder of the loan, with the participant owning the rights to the amount purchased. As such, the Portfolio would not only assume the credit risk of the borrower, but also that

81	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

of the selling participant or other persons interpositioned between the Portfolio and the borrower. In contrast, in an assignment, a Portfolio would become a direct signatory to the loan and receive interest and principal payments directly from the administrative agent. The ON Risk Managed Balanced Portfolio, the only Portfolio to invest in bank loans during the three-month period ended March 31, 2019, invested only via assignments.

New Accounting Pronouncements and Regulations

In March 2017, the Financial Accounting Standards Board (the “FASB”) issued ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. This ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s management has evaluated the impact of the amendment and has concluded that there is no significant impact on the Fund’s financial statements.

In August 2018, the FASB issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund has early-adopted the removal of the disclosure of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, as well as the policy for timing of transfers between levels. The Fund’s management is currently evaluating the impact of the other modifications of this ASU on the Fund’s financial statements.

Subsequent Events

At a meeting held on February 21, 2019, the Board, including a majority of the Directors who are not “interested persons” of the Fund (the “Independent Directors”), approved a sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) to become the sub-adviser for the ON Equity Portfolio, effective May 1, 2019. The investment objective, name, and benchmark remained unchanged as a result.

In connection with this change in sub-adviser, the Board approved the revision of the Portfolio’s annualized advisory and sub-advisory fee schedules, also effective May 1, 2019. The revised breakpoint schedules, based on the Portfolio’s daily net assets, are as follows:

Advisory Fees
0.64% of first $500 million
0.62% over $500 million

Sub-advisory Fees
0.20% of first $500 million
0.18% over $500 million

Also on February 21, 2019, The Board approved name changes to the following Portfolios, effective May 1, 2019:

ON Omni Portfolio to the ON BlackRock Balanced Allocation Portfolio.

ON Bristol Portfolio to the ON BlackRock Advantage Large Cap Core Portfolio.

ON Bryton Growth Portfolio to the ON BlackRock Advantage Small Cap Growth Portfolio.

ON Bristol Growth Portfolio to the ON BlackRock Advantage Large Cap Growth Portfolio.

At a meeting held on May 16, 2019, the Board, including a majority of the Independent Directors, approved reorganizations pursuant to which each of the ON Equity and ON Capital Appreciation Portfolios, ON ICON Balanced Portfolio, and ON ClearBridge Small Cap Portfolio (the “Target Portfolios”) assets would be acquired, and its liabilities would be assumed, by the Portfolio (the “Survivor Portfolio”) listed opposite the Target Portfolio(s) in the chart below in exchange for shares of the Survivor Portfolio. The Target Portfolios would then be liquidated, and shares of the Survivor Portfolios would be distributed to the Target Portfolios’ shareholders.

Target Portfolios	To be reorganized into	Survivor Portfolios
ON Equity,ON Capital Appreciation	->	ON BlackRock Advantage Large Cap Core
ON ICON Balanced	->	ON BlackRock Balanced Allocation
ON ClearBridge Small Cap	->	ON BlackRock Advantage Small Cap Growth

Under each reorganization, Target Portfolio shareholders would receive shares of the Survivor Portfolio with the same aggregate net asset value as their shares of the Target Portfolio. It is anticipated that no gain or loss for federal income tax purposes would be recognized by Portfolio shareholders as a result of the reorganization.

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Each reorganization is subject to the satisfaction of certain conditions. Information statement materials describing the reorganizations are expected to be mailed later in 2019. If the closing conditions are satisfied, the reorganizations are expected to occur during the second half of 2019. The information statement materials will describe the expected date of the reorganizations with more specificity. Prior to the reorganizations, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Prospectus.

Also on May 16, 2019, the Board approved the revision of the ON Janus Henderson Forty Portfolio’s annualized advisory and sub-advisory fee schedules, effective June 1, 2019. The revised breakpoint schedules, based on the Portfolio’s daily net assets, are as follows:

Advisory Fees
0.73% of first $100 million
0.68% of next $400 million
0.63% over $500 million

Sub-advisory Fees
0.40% of first $100 million
0.35% of next $400 million
0.30% over $500 million

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss

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is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The ON Balanced Portfolio held and purchased put options during the three-month period ended March 31, 2019. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500 Index during the three-month period ended March 31, 2019. These instruments were used by the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio’s operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party’s position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated

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Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

Portions of the ON Omni, ON S&P 500® Index, ON Nasdaq-100® Index, ON Bristol, ON Bryton Growth, ON S&P MidCap 400® Index, and ON Bristol Growth Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2019 as collateral for the Portfolios’ futures contracts. The futures contracts were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. There were other futures contracts that were executed and closed in those Portfolios during the three-month period ended March 31, 2019. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2019.

Portions of the ON Risk Managed Balanced Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, were pledged at March 31, 2019 as collateral for the Portfolio’s futures contracts. The futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other futures contracts that were executed and closed in the Portfolio during the three-month period ended March 31, 2019. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2019.

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2019 for federal income tax purposes.

	ON Equity	ON Bond	ON Omni	ON Capital Appreciation	ON International Equity	ON Foreign
Gross unrealized:
Appreciation	$40,937,332	$3,637,431	$2,772,775	$9,054,581	$35,779,080	$2,579,650
Depreciation	(19,137,200)	(3,192,945)	(1,030,144)	(9,334,483)	(42,676,319)	(7,472,726)

Net unrealized appreciation (depreciation)	$21,800,132	$444,486	$1,742,631	$(279,902)	$(6,897,239)	$(4,893,076)

Aggregate cost of investments:	$218,571,334	$255,947,578	$56,815,292	$100,323,287	$472,921,602	$58,728,138

	ON Janus Henderson Forty	ON Janus Henderson Venture	ON Janus Henderson Enterprise	ON S&P 500® Index	ON Federated Strategic Value Dividend	ON Federated High Income Bond
Gross unrealized:
Appreciation	$25,718,776	$48,920,083	$12,803,224	$231,386,384	$19,614,725	$2,495,023
Depreciation	(3,993,556)	(7,387,515)	(5,386,590)	(46,577,885)	(20,284,885)	(7,575,230)

Net unrealized appreciation (depreciation)	$21,725,220	$41,532,568	$7,416,634	$184,808,499	$(670,160)	$(5,080,207)

Aggregate cost of investments:	$170,930,595	$132,434,221	$99,729,489	$985,797,776	$322,604,970	$204,014,889

	ON ClearBridge Small Cap	ON Nasdaq-100® Index	ON Bristol	ON Bryton Growth	ON ICON Balanced	ON S&P MidCap 400® Index
Gross unrealized:
Appreciation	$22,862,348	$76,004,636	$7,334,538	$3,089,966	$47,668,875	$15,774,103
Depreciation	(16,982,522)	(7,025,175)	(3,072,261)	(4,050,722)	(19,771,887)	(24,504,032)

Net unrealized appreciation (depreciation)	$5,879,826	$68,979,461	$4,262,277	$(960,756)	$27,896,988	$(8,729,929)

Aggregate cost of investments:	$118,459,106	$271,405,428	$123,045,816	$86,549,245	$467,636,629	$324,854,237

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Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

	ON Bristol Growth	ON Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$7,791,773	$50,283,847	$1,052,674	$3,939,094	$24,585,176	$49,699,348
Depreciation	(2,168,075)	(9,144,224)	(3,158,933)	(16,882,292)	(114,081,609)	(274,397,325)

Net unrealized appreciation (depreciation)	$5,623,698	$41,139,623	$(2,106,259)	$(12,943,198)	$(89,496,433)	$(224,697,977)

Aggregate cost of investments:	$86,829,247	$332,859,171	$77,724,363	$243,001,232	$1,214,698,637	$2,186,439,786

ON Growth Model
Gross unrealized:
Appreciation	$13,805,767
Depreciation	(67,741,124)

Net unrealized appreciation (depreciation)	$(53,935,357)

Aggregate cost of investments:	$484,791,711

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Notes to Schedules of Investments (Continued)	March 31, 2019 (Unaudited)

(5)	Legal Matters

In December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation (“MDL”) in the U.S. District Court, Southern District of New York (“District Court”).

Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the Creditor Actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals. On March 29, 2016, the Court of Appeals affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. The Supreme Court has not yet decided whether to grant certiorari. On April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Court of Appeals or the District Court to consider, among other things, whether the Court of Appeal’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review. The Second Circuit has not yet provided any specific timing for, or guidance on, next steps.

In the Trustee Action, in 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims. On January 9, 2017, the Court granted the motion to dismiss the Trustee’s actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit Court of Appeals. Because of a procedural issue, however, the plaintiff cannot automatically appeal the decision, but must first obtain permission from the District Court. On January 14, 2019, the District Court held a status conference during which it indicated that the plaintiff would be allowed to file a motion seeking reconsideration of the prior dismissal of the intentional fraudulent transfer claims. On April 23, 2019, the District Court denied the Trustee’s motion to amend and add federal constructive fraudulent transfer claims. The judge accepted the defendants’ “alternative safe harbor” argument. Procedurally, this cuts off any chance of discovery in the short term. We will now almost certainly see an appeal of both the Trustee’s intentional claims and this new issue.

The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

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